SEC. File Nos. 33-32785
               811-5888

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
Registration Statement
Under
the Securities Act of 1933
Post-Effective Amendment No. 20
and
Registration Statement
Under
The Investment Company Act of 1940
Amendment No.  23

SMALLCAP WORLD FUND, INC.
(Exact Name of Registrant as specified in charter)
333 South Hope Street
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code:
(213) 486-9200


Chad L. Norton
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and address of agent for service)


Copies to:
MICHAEL  J. FAIRCLOUGH, ESQ.
O'Melveny & Myers LLP
400 South Hope Street
Los Angeles, California  90071
(Counsel for the Registrant)

Approximate date of proposed public offering:
It is proposed that this filing become effective on March 15, 2001, pursuant to paragraph (b) of rule 485.

                            SMALLCAP World Fund/(R)/

                                   Prospectus

         TABLE OF CONTENTS
-----------------------------------------------------
  1       Risk/Return Summary
-----------------------------------------------------
  4       Fees and Expenses of the Fund
-----------------------------------------------------
  5       Investment Objective, Strategies and Risks
-----------------------------------------------------
  8       Management and Organization
-----------------------------------------------------
10        Shareholder Information
-----------------------------------------------------
11        Choosing a Share Class
-----------------------------------------------------
13        Purchase and Exchange of Shares
-----------------------------------------------------
14        Sales Charges
-----------------------------------------------------
16        Sales Charge Reductions and Waivers
-----------------------------------------------------
17        Plans of Distribution
-----------------------------------------------------
18        How to Sell Shares
-----------------------------------------------------
19        Distributions and Taxes
-----------------------------------------------------
20        Financial Highlights
-----------------------------------------------------

                                 MARCH 15, 2001


 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED
 OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS
 A CRIMINAL OFFENSE.

 RISK/RETURN SUMMARY

 The fund seeks to make your investment grow over time by investing in stocks of smaller companies located around the world that typically have market capitalizations of $50 million to $1.5 billion.

 The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations. An investment in the fund is subject to risks, including the possibility that the fund's income and the value of its investments may fluctuate in response to economic, political or social events in the U.S. or abroad. The values of equity securities owned by the fund may be affected by events specifically involving the companies issuing those securities.

 Investing in smaller companies may pose additional risks as it is often more difficult to obtain information about smaller companies and the prices of their stocks may be more volatile than stocks of larger, more established companies. Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or world political, social and economic instability, investments outside the U.S. may be affected to a greater extent.

 Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

 YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

                                                SMALLCAP WORLD FUND / PROSPECTUS

 HISTORICAL INVESTMENT RESULTS

 The following information provides some indication of the risks of investing in the fund by showing changes in the fund's investment results from year to year and by showing how the fund's average annual returns for various periods compare with those of a broad measure of market performance. Past results are not an indication of future results.


                 CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
   (Results do not include a sales charge; if one were included, results would be lower.)
 [bar chart]
 1991   32.89%
 1992    6.69%
 1993   30.04%
 1994   -2.85%
 1995   22.70%
 1996   19.75%
 1997   11.83%
 1998    0.38%
 1999   61.64%
 2000  -15.56%
 [end bar chart]




    The fund's highest/lowest quarterly results during this time period were:

        HIGHEST              34.64%  (quarter ended December 31, 1999)
        LOWEST               -19.90%  (quarter ended September 30, 1998)

SMALLCAP WORLD FUND / PROSPECTUS

 Unlike the bar chart on the previous page, the table below reflects the fund's results with the maximum initial or deferred sales charge imposed, as required by Securities and Exchange Commission rules. Class A share results reflect the maximum initial sales charge of 5.75%. Sales charges are reduced for purchases of $25,000 or more. Results would be higher if calculated without a sales charge. All fund results reflect the reinvestment of dividend and capital gain distributions.

 Since the fund's Class B shares began investment operations on March 15, 2000 and Class C and F shares began investment operations on March 15, 2001, comparable results for those classes are not available for the 2000 calendar year.

 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING DECEMBER 31, 2000:
 ------------------------------------------------------------------------------
                                    ONE YEAR  FIVE YEARS  TEN YEARS   LIFETIME
 Class A - began 4/30/90
 (with the maximum sales charge     -20.42%     11.58%     14.29%      12.92%
 imposed)
 ------------------------------------------------------------------------------
 Salomon Smith Barney                -4.73%      5.93%      9.29%       8.11%
 World Smallcap Index/1/
 ------------------------------------------------------------------------------
 Consumer Price Index/2/              3.39%      2.54%      2.66%       2.85%
 ------------------------------------------------------------------------------

 1 The Salomon Smith Barney World Smallcap Index tracks over 5,100 small-company stocks traded around the world with market capitalizations between $100 million and $1.5 billion. This index is unmanaged and does not reflect sales charges, commissions or expenses.
 2 The Consumer Price Index is a measure of inflation and is computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

                                                SMALLCAP WORLD FUND / PROSPECTUS

 FEES AND EXPENSES OF THE FUND

 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)

                                                      CLASS A   CLASS B   CLASS C    CLASS F
 --------------------------------------------------------------------------------------------
 Maximum sales charge imposed on purchases (as a       5.75%/1/  none      none       none
 percentage of offering price)
 --------------------------------------------------------------------------------------------
 Maximum sales charge imposed on reinvested            none      none      none       none
 dividends
 --------------------------------------------------------------------------------------------
 Maximum deferred sales charge                        none/2/    5.00%/3/  1.00%/4/   none
 --------------------------------------------------------------------------------------------
 Redemption or exchange fees                           none      none      none       none
 --------------------------------------------------------------------------------------------

 1 Sales charges are reduced or eliminated for purchases of $25,000 or more.
 2 A contingent deferred sales charge of 1% applies on certain redemptions made within 12 months following purchases of $1 million or more made without a sales charge.
 3 Deferred sales charges are reduced after 12 months and eliminated after six years.
 4 Deferred sales charge is eliminated after 12 months.

 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)

                                                           CLASS A  CLASS B/1/  CLASS C/2/   CLASS F/2/
 -------------------------------------------------------------------------------------------------------
 Management Fees                                            0.66%     0.66%       0.66%        0.66%
 -------------------------------------------------------------------------------------------------------
 Distribution and/or Service (12b-1) Fees/3/                0.27%     1.00%       1.00%        0.25%
 -------------------------------------------------------------------------------------------------------
 Other Expenses                                             0.17%     0.18%       0.24%        0.23%
 -------------------------------------------------------------------------------------------------------
 Total Annual Fund Operating Expenses                       1.10%     1.84%       1.90%        1.14%
 -------------------------------------------------------------------------------------------------------

 1 Annualized.
 2 Based on estimated amounts for the current fiscal year.
 3 Class A and F 12b-1 fees may not exceed 0.30% and 0.50%, respectively, of the class' average net assets annually.

 EXAMPLE

 The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year and that the fund's operating expenses remain the same as shown above. The "Class A" example reflects the maximum initial sales charge in the first year. The "Class B- and Class C-assuming redemption" examples reflect applicable contingent deferred sales charges through six years and one year, respectively (after which times they are eliminated). The examples do not include fees charged by financial intermediaries, typically applicable mainly to Class F shares. Both Class B examples reflect Class A expenses for years 9 and 10 since Class B shares automatically convert to Class A after eight years. Although your actual costs may be higher or lower, based on these assumptions, your cumulative expenses would be:

                                             ONE YEAR         THREE YEARS         FIVE YEARS         TEN YEARS
 Class A                                       $681               $905              $1,146             $1,838
 ----------------------------------------------------------------------------------------------------------------------------------
 Class B - assuming redemption                 $687               $979              $1,195             $1,965
 -------------------------------------------------------------------------------------------------------------------
 Class B - assuming no redemption              $187               $579              $  995             $1,965
 -------------------------------------------------------------------------------------------------------------------
 Class C - assuming redemption                 $293               $597              $1,026             $2,222
 -------------------------------------------------------------------------------------------------------------------
 Class C - assuming no redemption              $193               $597              $1,026             $2,222
 -------------------------------------------------------------------------------------------------------------------
 Class F - excludes intermediary fees/*/       $116               $362              $  628             $1,386
 -------------------------------------------------------------------------------------------------------------------
 *Fees charged by financial intermediaries are independent of fund expenses and will increase the overall cost of your investment.  Intermediary fees typically range from 0.50% to 3.00% of assets annually depending on services offered.

SMALLCAP WORLD FUND / PROSPECTUS

 INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

 The fund's investment objective is to provide you with long-term growth of capital. It invests primarily in equity securities of companies with relatively small market capitalizations located around the world. These companies will typically have market capitalizations of $50 million to $1.5 billion.

 The values of equity securities held by the fund may decline in response to certain events, including those directly involving the companies whose securities are owned in the fund, adverse conditions affecting the general economy, overall market declines, world political, social and economic instability, and currency and interest rate fluctuations. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks.

 Smaller capitalization stocks are often more difficult to value or dispose of, more difficult to obtain information about, and more volatile than stocks of larger, more established companies.

 Investments outside the U.S. may be affected by these events to a greater extent and may also be affected by differing securities regulations, higher transaction costs, and administrative difficulties such as delays in clearing and settling portfolio transactions.

 The fund may also hold cash or money market instruments. The size of the fund's cash position will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger cash position could detract from the achievement of the fund's objective, but it also would reduce the fund's exposure in the event of a market downturn and provide liquidity to make additional investments or to meet redemptions.

 The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek undervalued securities that represent good long-term investment opportunities. Securities may be sold when the investment adviser believes they no longer represent good long-term value.

                                                SMALLCAP WORLD FUND / PROSPECTUS

 ADDITIONAL INVESTMENT RESULTS

 Unlike the investment results table shown on an earlier page, the table below reflects the fund's results calculated without a sales charge.


 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2000:
                                 ONE YEAR  FIVE YEARS  TEN YEARS   LIFETIME
 Class A - began 4/30/90         -15.56%     12.91%     14.96%      13.55%
 (with no sales charge imposed)
 ---------------------------------------------------------------------------
 Salomon Smith Barney             -4.73%      5.93%      9.29%       8.11%
 World Smallcap Index/1/
 ---------------------------------------------------------------------------
 Consumer Price Index/2/           3.39%      2.54%      2.66%       2.85%
 ---------------------------------------------------------------------------


 1 The Salomon Smith Barney World Smallcap Index tracks over 5,100 small-company stocks traded around the world with market capitalizations between $100 million and $1.5 billion. This index is unmanaged and does not reflect sales charges, commissions or expenses.
 2 The Consumer Price Index is a measure of inflation and is computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

SMALLCAP WORLD FUND / PROSPECTUS

 LARGEST INDUSTRY HOLDINGS AS OF SEPTEMBER 30, 2000:

 [pie chart]
 Media 9.19%
 Software 7.22%
 Biotechnology 6.49%
 Electronic Equipment & Instruments 5.41%
 Semiconductor Equipment & Products 5.19%
 Other Industries 58.11%
 Cash & Equivalents 8.39%
 [end pie chart]

                              PERCENT OF                                         PERCENT OF
 PERCENT INVESTED BY COUNTRY  NET ASSETS       TEN LARGEST INDIVIDUAL HOLDINGS   NET ASSETS
 -----------------------------------------     ---------------------------------------------
 The Americas                   53.1%          Baltimore Technologies              1.60%
                                               ---------------------------------------------
  United States                 47.5           Andrx                               1.13
                                               ---------------------------------------------
  Canada                         2.9           HNC Software                        1.01
                                               ---------------------------------------------
  Brazil                         1.6           Arthur J. Gallagher                 0.99
                                               ---------------------------------------------
  Mexico                          .9           Micrel                              0.94
                                               ---------------------------------------------
  Other Latin America             .2           Newfield Exploration                0.91
 -----------------------------------------     ---------------------------------------------
 Europe                         21.0%          Inhale Therapeutic Systems          0.88
                                               ---------------------------------------------
  United Kingdom                 6.6           OM Gruppen                          0.82
                                               ---------------------------------------------
  Sweden                         3.2           CoSine Communications               0.80
                                               ---------------------------------------------
  Germany                        2.5           UnitedGlobalCom                     0.69
                                               ---------------------------------------------
  France                         2.3
  Denmark                        1.0
  Ireland                         .8
  Netherlands                     .7
  Finland                         .6
  Norway                          .5
  Switzerland                     .5
  Belgium                         .5
  Other Europe                   1.8
 -----------------------------------------
 Asia/Pacific                   14.9%
  Japan                          6.1
  Singapore                      2.3
  Hong Kong                      1.7
  Australia                      1.4
  Taiwan                         1.2
  India                           .8
  New Zealand                     .5
  Other Asia                      .9
 -----------------------------------------
 Other Countries                 2.6%
 -----------------------------------------



 Because the fund is actively managed, its holdings will change from time to time.

                                                SMALLCAP WORLD FUND / PROSPECTUS

 MANAGEMENT AND ORGANIZATION

 INVESTMENT ADVISER

 Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including those in The American Funds Group. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears earlier under "Fees and Expenses of the Fund."

SMALLCAP WORLD FUND / PROSPECTUS

 MULTIPLE PORTFOLIO COUNSELOR SYSTEM

 Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested, within the limits provided by a fund's objective(s) and policies and by Capital Research and Management Company's investment committee. In addition, Capital Research and Management Company's research professionals may make investment decisions with respect to a portion of a fund's portfolio. The primary individual portfolio counselors for SMALLCAP World Fund are:


 PORTFOLIO COUNSELOR/ FUND                             PRIMARY TITLE WITH INVESTMENT ADVISER
 TITLE (IF APPLICABLE)           COUNSELOR SINCE       (OR AFFILIATE) AND INVESTMENT EXPERIENCE
 -------------------------------------------------------------------------------------------------------
 GORDON CRAWFORD                       1990            Senior Vice President and Director, Capital
 Chairman of the Board and                             Research and Management Company
 Principal Executive Officer                           Investment professional with Capital Research and
                                                       Management Company or affiliate since 1971
 -------------------------------------------------------------------------------------------------------
 GREGORY W. WENDT               1997 (7 years as a     Senior Vice President, Capital Research Company
 President and Director       research professional    Investment professional with Capital Research and
                                 for the fund)         Management Company or affiliate since 1987
 -------------------------------------------------------------------------------------------------------
 J. BLAIR FRANK                 1998 (4 years as a     Vice President, Capital Research Company
 Vice President               research professional    Investment professional since 1993 and with
                                  for the fund)        Capital Research and Management Company or
                                                       affiliate since 1994
 -------------------------------------------------------------------------------------------------------
 JONATHAN KNOWLES               1999 (5 years as a     Vice President, Capital Research Company
 Vice President               research professional    Investment professional with Capital Research and
                                  for the fund)        Management Company or affiliate since 1992
 -------------------------------------------------------------------------------------------------------
 MARTIAL G. CHAILLET            1997 (7 years as a     Senior Vice President, Capital Research Company
                              research professional    Investment professional with Capital Research and
                                  for the fund)        Management Company or affiliate since 1972
 -------------------------------------------------------------------------------------------------------
 MARK E. DENNING                1991 (1 year as a      Director, Capital Research and Management Company
                              research professional    Investment professional with Capital Research and
                                  for the fund)        Management Company or affiliate since 1982

 -------------------------------------------------------------------------------------------------------
 CLAUDIA P. HUNTINGTON          1996 (5 years as a     Senior Vice President, Capital Research and
                              research professional    Management Company
                                  for the fund)        Investment professional since 1973 and with
                                                       Capital Research and Management Company or
                                                       affiliate since 1975
 -------------------------------------------------------------------------------------------------------

                                                SMALLCAP WORLD FUND / PROSPECTUS

 SHAREHOLDER INFORMATION

 SHAREHOLDER SERVICES

 American Funds Service Company, the fund's transfer agent, offers you a wide range of services you can use to alter your investment program should your needs and circumstances change. These services may be terminated or modified at any time upon 60 days written notice. For your convenience, American Funds Service Company has four service centers across the country.

                  AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS
                    Call toll-Free from anywhere in the U.S.
                               (8 a.m. to 8 p.m. ET):
                                   800/421-0180

                             [map of the United States]

Western            Western Central     Eastern Central        Eastern
Service Center     Service Center      Service Center         Service Center
American Funds     American Funds      American Funds         American Funds
Service Company    Service Company     Service Company        Service Company
P.O. Box 2205      P.O. Box 659522     P.O. Box 6007          P.O. Box 2280
Brea, California   San Antonio, Texas  Indianapolis, Indiana  Norfolk, Virginia
92822-2205         78265-9522          46206-6007             23501-2280
Fax: 714/671-7080  Fax: 210/474-4050   Fax: 317/735-6620      Fax: 757/670-4773



 A MORE DETAILED DESCRIPTION OF POLICIES AND SERVICES IS INCLUDED IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION AND THE OWNER'S GUIDE SENT TO NEW AMERICAN FUNDS SHAREHOLDERS TITLED "WELCOME TO THE FAMILY." Both are available by writing or calling American Funds Service Company.

SMALLCAP WORLD FUND / PROSPECTUS

 CHOOSING A SHARE CLASS

 The fund offers four different classes of shares. Each share class represents investments in the same portfolio of securities, but each class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation. WHEN YOU PURCHASE SHARES OF THE FUND, YOU MUST CHOOSE A SHARE CLASS. IF NONE IS CHOSEN, YOUR INVESTMENT WILL BE MADE IN CLASS A SHARES.

 Shares of the fund may be purchased through various investment programs or accounts, including many types of retirement plans. The services or share classes available to you may vary depending upon how you wish to purchase shares of the fund.

 Factors you should consider in choosing a class of shares include:

 . How long you expect to own the shares

 . How much you intend to invest

 . Total expenses associated with owning shares of each class

 . Whether you qualify for any reduction or waiver of sales charges (for example, Class A shares may be a less expensive option over time if you qualify for a sales charge reduction or waiver)

 . Class B and C shares generally are not available to certain retirement plans, including employer-sponsored retirement plans such as 401(k) plans, employer-sponsored 403(b) plans, and money purchase pension and profit sharing plans

 . Class F shares are generally only available to fee-based programs of investment firms and registered investment advisers that have special agreements with the fund's distributor

 EACH INVESTOR'S FINANCIAL CONSIDERATIONS ARE DIFFERENT. YOU SHOULD SPEAK WITH YOUR FINANCIAL ADVISER TO HELP YOU DECIDE WHICH SHARE CLASS IS BEST FOR YOU.

                                                SMALLCAP WORLD FUND / PROSPECTUS

 SUMMARY OF THE PRIMARY DIFFERENCES AMONG SHARE CLASSES

  CLASS A SHARES
 ------------------------------------------------------------------------------
  Initial sales charge        up to 5.75% (reduced or eliminated for purchases
                              of $25,000 or more)
  Contingent deferred sales   none (except on certain redemptions on purchases
  charge                      of $1 million or more bought without an initial
                              sales charge)
  12b-1 fees                  up to 0.30% annually
  Dividends                   higher than other classes due to lower annual
                              expenses
  Purchase maximum            none
  Conversion                  none
  CLASS B SHARES
 ------------------------------------------------------------------------------
  Initial sales charge        none
  Contingent deferred sales   starts at 5.00% and declines each year until it
  charge                      reaches 0% after six years
  12b-1 fees                  1.00% annually
  Dividends                   lower than Class A and F shares due to higher
                              distribution fees and other expenses
  Purchase maximum            $100,000
  Conversion                  automatic conversion to Class A shares after
                              eight years, reducing future annual expenses
  CLASS C SHARES
 ------------------------------------------------------------------------------
  Initial sales charge        none
  Contingent deferred sales   1.00% if shares are sold within one year after
  charge                      being purchased
  12b-1 fees                  1.00% annually
  Dividends                   lower than Class A and F shares due to higher
                              distribution fees and other expenses
  Purchase maximum            $500,000
  Conversion                  automatic conversion to Class F shares after ten
                              years, reducing future annual expenses
  CLASS F SHARES
 ------------------------------------------------------------------------------
  Initial sales charge        none
  Contingent deferred sales   none
  charge
  12b-1 fees                  currently 0.25% annually (may not exceed 0.50%
                              annually)
  Dividends                   higher than Class B and C shares due to lower
                              distribution fees, but typically lower than Class
                              A shares due to higher other expenses
  Purchase maximum            none
  Conversion                  none
 ------------------------------------------------------------------------------

SMALLCAP WORLD FUND / PROSPECTUS

 PURCHASE AND EXCHANGE OF SHARES

 PURCHASE OF CLASS A, B AND C SHARES

 Generally, you may open an account and purchase Class A, B and C shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. You may purchase additional shares in various ways, including through your investment dealer and by mail, telephone, the Internet and bank wire.

 PURCHASE OF CLASS F SHARES

 Generally, you may only open an account and purchase Class F shares through fee-based programs of investment firms and registered investment advisers with special agreements with the fund's distributor. These firms and advisers typically charge ongoing fees for services they provide.

 EXCHANGE

 Generally, you may exchange your shares into shares of the same class of other funds in The American Funds Group without a sales charge. For purposes of computing the contingent deferred sales charge on Class B and C shares, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange.

 Exchanges of shares from the money market funds initially purchased without a sales charge generally will be subject to the appropriate sales charge. Exchanges have the same tax consequences as ordinary sales and purchases. See "Transactions by Telephone..." for information regarding electronic exchanges.

 THE FUND AND AMERICAN FUNDS DISTRIBUTORS, THE FUND'S DISTRIBUTOR, RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER FOR ANY REASON, INCLUDING PURCHASES WHICH ARE PART OF EXCHANGE ACTIVITY THAT COULD INVOLVE ACTUAL OR POTENTIAL HARM TO THE FUND.


 PURCHASE MINIMUMS FOR ALL CLASSES OF SHARES
 To establish an account (including retirement plan accounts)   $    250
   For a retirement plan account through payroll deduction      $     25
 To add to an account                                           $     50
   For a retirement plan account through payroll deduction      $     25
 ------------------------------------------------------------------------
 PURCHASE MAXIMUM FOR CLASS B SHARES                            $100,000
 ------------------------------------------------------------------------
 PURCHASE MAXIMUM FOR CLASS C SHARES                            $500,000
 ------------------------------------------------------------------------

                                                SMALLCAP WORLD FUND / PROSPECTUS

 SHARE PRICE

 The fund calculates its share price, also called net asset value, as of approximately 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, every day the Exchange is open. In calculating net asset value, market prices are used when available. The fund has adopted procedures to make "fair value" determinations when reliable market prices for particular securities are not available.

 Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares), or sold at the net asset value next determined after American Funds Service Company receives and accepts your request. A contingent deferred sales charge may apply at the time you sell certain Class A, B and C shares.

 SALES CHARGES

 CLASS A

 The initial sales charge you pay when you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below.


                             SALES CHARGE AS A PERCENTAGE OF
                             ----------------------------------
                                                                    DEALER
                                                    NET           COMMISSION
                                OFFERING          AMOUNT           AS % OF
 INVESTMENT                       PRICE          INVESTED       OFFERING PRICE
 ------------------------------------------------------------------------------
 Less than $25,000                5.75%            6.10%            5.00%
 ------------------------------------------------------------------------------
 $25,000 but less than            5.00%            5.26%            4.25%
 $50,000
 ------------------------------------------------------------------------------
 $50,000 but less than            4.50%            4.71%            3.75%
 $100,000
 ------------------------------------------------------------------------------
 $100,000 but less than           3.50%            3.63%            2.75%
 $250,000
 ------------------------------------------------------------------------------
 $250,000 but less than           2.50%            2.56%            2.00%
 $500,000
 ------------------------------------------------------------------------------
 $500,000 but less than           2.00%            2.04%            1.60%
 $750,000
 ------------------------------------------------------------------------------
 $750,000 but less than $1        1.50%            1.52%            1.20%
 million
 ------------------------------------------------------------------------------
 $1 million or more and
 certain other investments        none             none             none
 described below
 ------------------------------------------------------------------------------


 CLASS A PURCHASES NOT SUBJECT TO SALES CHARGE

 INVESTMENTS OF $1 MILLION OR MORE MAY BE SUBJECT TO A 1% CONTINGENT DEFERRED SALES CHARGE IF SHARES ARE SOLD WITHIN ONE YEAR OF PURCHASE.
  Employer-sponsored defined contribution-type plans investing $1 million or more, or with 100 or more eligible employees, and Individual Retirement Account rollovers involving retirement plan assets invested in the American Funds, may invest with no sales charge and are not subject to a contingent deferred sales charge. Also exempt are investments made through retirement plans, endowments or

SMALLCAP WORLD FUND / PROSPECTUS
 foundations with $50 million or more in assets, and investments made through accounts that purchased fund shares before March 15, 2001 and are part of certain qualified fee-based programs. The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its Plan of Distribution (see below).

 CLASS B AND C

 Class B and C shares are sold without any initial sales charge. American Funds Distributors pays 4% of the amount invested to dealers who sell Class B shares and 1% to dealers who sell Class C shares.

 For Class C shares, a contingent deferred sales charge of 1% applies if shares are sold within one year of purchase. For Class B shares, a contingent deferred sales charge may be applied to shares you sell within six years of purchase, as shown in the table below.

 CLASS B SHARES SOLD WITHIN YEAR       1    2    3    4    5     6
 --------------------------------------------------------------------
 CONTINGENT DEFERRED SALES CHARGE      5%   4%   4%   3%   2%    1%


 Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a contingent deferred sales charge. In addition, the contingent deferred sales charge may be waived in certain circumstances. See "Contingent Deferred Sales Charge Waivers for Class B and C Shares" below. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the contingent deferred sales charge, if you sell only some of your shares, shares that are not subject to any contingent deferred sales charge will be sold first and then shares that you have owned the longest.

 CONVERSION OF CLASS B AND C SHARES

 Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date. Class C shares automatically convert to Class F shares in the month of the ten-year anniversary of the purchase date. The Internal Revenue Service currently takes the position that these automatic conversions are not taxable. Should their position change, shareholders would still have the option of converting but may face certain tax consequences.

                                                SMALLCAP WORLD FUND / PROSPECTUS

 SALES CHARGE REDUCTIONS AND WAIVERS

 You must let your investment dealer or American Funds Service Company know if you qualify for a reduction in your Class A sales charge or waiver of your Class B or C contingent deferred sales charge.

 REDUCING YOUR CLASS A SALES CHARGE

 You and your "immediate family" (your spouse and your children under the age of 21) may combine investments to reduce your Class A sales charge.

 AGGREGATING ACCOUNTS

 To receive a reduced Class A sales charge, investments made by you and your immediate family (see above) may be aggregated if made for your own account(s) and/or, for instance:

 . trust accounts established by the above individuals. However, if the person(s) who established the trust is deceased, the trust account may be aggregated with accounts of the person who is the primary beneficiary of the trust.

 . solely controlled business accounts.

 . single-participant retirement plans.

 CONCURRENT PURCHASES

 You may combine simultaneous purchases of any class of shares of two or more American Funds, as well as individual holdings in various American Legacy variable annuities or variable life insurance policies, to qualify for a reduced Class A sales charge. Direct purchases of money market funds are excluded.

 RIGHTS OF ACCUMULATION

 You may take into account the current value (or if greater, the amount you invested less any withdrawals) of your existing holdings in any class of shares of the American Funds, as well as individual holdings in various American Legacy variable annuities or variable life insurance policies, to determine your Class A sales charge. Direct purchases of money market funds are excluded.

 STATEMENT OF INTENTION

 You can reduce the sales charge you pay on your Class A share purchases by establishing a Statement of Intention. A Statement of Intention allows you to combine all non-money market fund purchases of all share classes, as well as individual American Legacy variable annuity and life insurance policies you intend to make over a 13-month period, to determine the applicable sales charge. At your request, purchases made during the previous 90 days may be included; however, capital appreciation and reinvested dividends and capital gains do not apply toward these combined purchases. A portion of your account may be held in escrow to cover additional Class A sales charges which may be due if your total investments over the 13-month period do not qualify for the applicable sales charge reduction.

SMALLCAP WORLD FUND / PROSPECTUS

 CONTINGENT DEFERRED SALES CHARGE WAIVERS FOR CLASS B AND C SHARES

 The contingent deferred sales charge on Class B and C shares may be waived in the following cases:

 . when receiving payments through systematic withdrawal plans (up to 12% of the value of each fund account);

 . when receiving required minimum distributions from retirement accounts upon reaching age 70 1/2; or

 . for redemptions due to death or post-purchase disability of the shareholder.

 PLANS OF DISTRIBUTION

 The fund has Plans of Distribution or "12b-1 Plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's board of directors. The plans provide for annual expenses of up to 0.30% for Class A shares, 1.00% for Class B and C shares, and up to 0.50% for Class F shares. For all share classes, up to 0.25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The remaining expense for each share class may be used for distribution expenses.

 The 12b-1 fees paid by the fund, as a percentage of average net assets, for the previous fiscal year are indicated earlier under "Fees and Expenses of the Fund." Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of an investment. The higher fees for Class B and C shares may cost you more over time than paying the initial sales charge for Class A shares.

 OTHER COMPENSATION TO DEALERS

 American Funds Distributors may pay, or sponsor informational meetings for, dealers as described in the statement of additional information.

                                                SMALLCAP WORLD FUND / PROSPECTUS

 HOW TO SELL SHARES

 Once a sufficient period of time has passed to reasonably assure that checks or drafts (including certified or cashiers' checks) for shares purchased have cleared (normally 15 calendar days), you may sell (redeem) those shares in any of the following ways:

 THROUGH YOUR DEALER OR FINANCIAL ADVISER (CERTAIN CHARGES MAY APPLY)

 . Shares held for you in your dealer's name must be sold through the dealer.

 . Class F shares must be sold through your dealer or financial adviser.

 WRITING TO AMERICAN FUNDS SERVICE COMPANY

 . Requests must be signed by the registered shareholder(s).

 . A signature guarantee is required if the redemption is:

     -- Over $50,000;

     -- Made payable to someone other than the registered shareholder(s); or

     -- Sent to an address other than the address of record, or an address of record which has been changed within the last 10 days.

 . American Funds Service Company reserves the right to require signature guarantee(s) on any redemptions.

 . Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

 TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY, OR BY USING AMERICAN FUNDSLINE/(R)/ OR AMERICAN FUNDSLINE ONLINE/(R)/:

 . Redemptions by telephone, fax, or computer (including American FundsLine and American FundsLine OnLine) are limited to $50,000 per shareholder each day.

 . Checks must be made payable to the registered shareholder.

 . Checks must be mailed to an address of record that has been used with the account for at least 10 days.

 TRANSACTIONS BY TELEPHONE, FAX, AMERICAN FUNDSLINE OR FUNDSLINE ONLINE

 Generally, you are automatically eligible to use these services for redemptions and exchanges unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

 Unless you decide not to have telephone, fax, or computer services on your account(s), you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) which may be incurred in connection with the exercise of these privileges, provided American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions.

SMALLCAP WORLD FUND / PROSPECTUS

 DISTRIBUTIONS AND TAXES

 DIVIDENDS AND DISTRIBUTIONS

 The fund intends to distribute dividends to you, usually in December. Capital gains, if any, are usually distributed in December. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

 You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of this fund or any other American Fund, or you may elect to receive them in cash. Most shareholders do not elect to take capital gain distributions in cash because these distributions reduce principal value.

 TAXES ON DISTRIBUTIONS

 Distributions you receive from the fund may be subject to income tax and may also be subject to state or local taxes - unless you are exempt from taxation.

 For federal tax purposes, any taxable dividends and distributions of short-term capital gains are treated as ordinary income. The fund's distributions of net long-term capital gains are taxable to you as long-term capital gains. Any taxable distributions you receive from the fund will normally be taxable to you when made, regardless of whether you reinvest distributions or receive them in cash.

 TAXES ON TRANSACTIONS

 Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the price you receive when you sell them.

 Please see your tax adviser for further information.

                                                SMALLCAP WORLD FUND / PROSPECTUS

FINANCIAL HIGHLIGHTS/1/

The financial highlights table is intended to help you understand the fund's results for the past five years and is currently only shown for Class A and B shares. A similar table will be shown for Class C and F shares beginning with the fund's 2001 fiscal year end. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.

                                        Net gains/(losses) on
               Net asset                     securities                    Dividends
                 value,        Net         (both realized      Total from  (from net   Distributions
Years ended   beginning of  investment           and           investment  investment  (from capital      Total
September 30      year        income         unrealized)       operations   income)       gains)      distributions
---------------------------------------------------------------------------------------------------------------------
  CLASS A:
    2000         $29.57       $.00/2/         $11.29/2/         $11.29       $(.02)       $(.60)         $(.62)
    1999          22.14        .03              8.78              8.81        (.09)       (1.29)         (1.38)
    1998          30.72        .07             (6.10)            (6.03)       (.05)       (2.50)         (2.55)
    1997          26.92        .10              6.17              6.27        (.12)       (2.35)         (2.47)
    1996          26.11        .17              3.32              3.49        (.23)       (2.45)         (2.68)
  CLASS B:
    2000          47.11       (.12)/2/         (6.91)/2/         (7.03)      --           --             --

                                                           Ratio of     Ratio of
                Net asset                   Net assets,   expenses to   income to
Years ended   value, end of                 end of year   average net  average net     Portfolio
September 30      year       Total return  (in millions)    assets       assets      turnover rate
---------------------------------------------------------------------------------------------------
  CLASS A:
    2000         $40.24         38.42%        $14,098        1.10%       --             62.71%/4/
    1999          29.57         41.42           8,983        1.09          .12%         50.06
    1998          22.14        (20.70)          7,102        1.06          .27          44.31
    1997          30.72         25.41           9,256        1.07          .40          42.21
    1996          26.92         15.21           6,607        1.09          .68          42.88
  CLASS B:
    2000          40.08        (14.92)             73        1.84/3/     --             62.71/4/


1 The years 1996 through 2000 represent, for Class A shares, fiscal years ended
 September 30. The period ended 2000 represents, for Class B shares, the 199-day period ended September 30, 2000. Class B shares were not offered before March 15, 2000. Total return for Class B is based on activity during the period and thus is not representative of a full year. Total returns exclude all sales charges, including contingent deferred sales charges.

2 Based on average shares outstanding.

3 Annualized.

4 Represents portfolio turnover rate (equivalent for all share classes) for the year ended September 30, 2000.

SMALLCAP WORLD FUND / PROSPECTUS

 ---------------------------------------------------------
 NOTES

                                                SMALLCAP WORLD FUND / PROSPECTUS
                                                SMALLCAP WORLD FUND / PROSPECTUS

 FOR SHAREHOLDER SERVICES                  American Funds Service Company
                                                             800/421-0180
 FOR RETIREMENT PLAN SERVICES    Call your employer or plan administrator
 FOR DEALER SERVICES                          American Funds Distributors
                                                     800/421-9900 Ext. 11
 FOR 24-HOUR INFORMATION                            American FundsLine(R)
                                                             800/325-3590
                                             American FundsLine OnLine(R)
                                             http://www.americanfunds.com


            Telephone conversations may be recorded or monitored for verification, recordkeeping and quality assurance purposes.

                            *     *     *     *     *

 MULTIPLE TRANSLATIONS This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

 ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS Contains additional information about the fund including financial statements, investment results, portfolio holdings, a statement from portfolio management discussing market conditions and the fund's investment strategies, and the independent accountants' report (in the annual report).

 STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The SAI contains more detailed information on all aspects of the fund, including the fund's financial statements and is incorporated by reference into this prospectus. The Codes of Ethics describe the personal investing policies adopted by the fund and the fund's investment adviser and its affiliated companies.

 The Codes of Ethics and current SAI have been filed with the Securities and Exchange Commission ("SEC"). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, D.C. (202/942-8090) or on the EDGAR database on the SEC's Internet Web site at http://www.sec.gov, or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

 HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus, annual and semi-annual report for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders that are part of the same family and share the same residential address.

 If you would like to receive individual copies of these documents, or a free copy of the SAI or Codes of Ethics, please call American Funds Service Company at 800/421-0180 or write to the Secretary of the fund at 333 South Hope
 Street, Los Angeles, California 90071.
 Investment Company File No. 811-5888
                                                       Printed on recycled paper
                                                               SCWF-010-0301/RRD

THE FUND PROVIDES SPANISH TRANSLATIONS IN CONNECTION WITH THE PUBLIC OFFERING AND SALE OF ITS SHARES. THE FOLLOWING IS A FAIR AND ACCURATE ENGLISH TRANSLATION OF A SPANISH LANGUAGE PROSPECTUS FOR THE FUND.

/s/ Chad L.Norton
Chad L. Norton
Secretary

                            SMALLCAP World Fund/(R)/

                                   Prospectus

         TABLE OF CONTENTS
-----------------------------------------------------
  1       Risk/Return Summary
-----------------------------------------------------
  4       Fees and Expenses of the Fund
-----------------------------------------------------
  5       Investment Objective, Strategies and Risks
-----------------------------------------------------
  8       Management and Organization
-----------------------------------------------------
10        Shareholder Information
-----------------------------------------------------
11        Choosing a Share Class
-----------------------------------------------------
13        Purchase and Exchange of Shares
-----------------------------------------------------
14        Sales Charges
-----------------------------------------------------
16        Sales Charge Reductions and Waivers
-----------------------------------------------------
17        Plans of Distribution
-----------------------------------------------------
18        How to Sell Shares
-----------------------------------------------------
19        Distributions and Taxes
-----------------------------------------------------
20        Financial Highlights
-----------------------------------------------------

                                 MARCH 15, 2001


 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED
 OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS
 A CRIMINAL OFFENSE.

 RISK/RETURN SUMMARY

 The fund seeks to make your investment grow over time by investing in stocks of smaller companies located around the world that typically have market capitalizations of $50 million to $1.5 billion.

 The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations. An investment in the fund is subject to risks, including the possibility that the fund's income and the value of its investments may fluctuate in response to economic, political or social events in the U.S. or abroad. The values of equity securities owned by the fund may be affected by events specifically involving the companies issuing those securities.

 Investing in smaller companies may pose additional risks as it is often more difficult to obtain information about smaller companies and the prices of their stocks may be more volatile than stocks of larger, more established companies. Although all securities in the fund's portfolio may be adversely affected by currency fluctuations or world political, social and economic instability, investments outside the U.S. may be affected to a greater extent.

 Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

 YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

                                                SMALLCAP WORLD FUND / PROSPECTUS

 HISTORICAL INVESTMENT RESULTS

 The following information provides some indication of the risks of investing in the fund by showing changes in the fund's investment results from year to year and by showing how the fund's average annual returns for various periods compare with those of a broad measure of market performance. Past results are not an indication of future results.


                 CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
   (Results do not include a sales charge; if one were included, results would be lower.)
 [bar chart]
 1991   32.89%
 1992    6.69%
 1993   30.04%
 1994   -2.85%
 1995   22.70%
 1996   19.75%
 1997   11.83%
 1998    0.38%
 1999   61.64%
 2000  -15.56%
 [end bar chart]




    The fund's highest/lowest quarterly results during this time period were:

        HIGHEST              34.64%  (quarter ended December 31, 1999)
        LOWEST               -19.90%  (quarter ended September 30, 1998)

SMALLCAP WORLD FUND / PROSPECTUS

 Unlike the bar chart on the previous page, the table below reflects the fund's results with the maximum initial or deferred sales charge imposed, as required by Securities and Exchange Commission rules. Class A share results reflect the maximum initial sales charge of 5.75%. Sales charges are reduced for purchases of $25,000 or more. Results would be higher if calculated without a sales charge. All fund results reflect the reinvestment of dividend and capital gain distributions.

 Since the fund's Class B shares began investment operations on March 15, 2000 and Class C and F shares began investment operations on March 15, 2001, comparable results for those classes are not available for the 2000 calendar year.

 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING DECEMBER 31, 2000:
 ------------------------------------------------------------------------------
                                    ONE YEAR  FIVE YEARS  TEN YEARS   LIFETIME
 Class A - began 4/30/90
 (with the maximum sales charge     -20.42%     11.58%     14.29%      12.92%
 imposed)
 ------------------------------------------------------------------------------
 Salomon Smith Barney                -4.73%      5.93%      9.29%       8.11%
 World Smallcap Index/1/
 ------------------------------------------------------------------------------
 Consumer Price Index/2/              3.39%      2.54%      2.66%       2.85%
 ------------------------------------------------------------------------------

 1 The Salomon Smith Barney World Smallcap Index tracks over 5,100 small-company stocks traded around the world with market capitalizations between $100 million and $1.5 billion. This index is unmanaged and does not reflect sales charges, commissions or expenses.
 2 The Consumer Price Index is a measure of inflation and is computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

                                                SMALLCAP WORLD FUND / PROSPECTUS

 FEES AND EXPENSES OF THE FUND

 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)

                                                      CLASS A   CLASS B   CLASS C    CLASS F
 --------------------------------------------------------------------------------------------
 Maximum sales charge imposed on purchases (as a       5.75%/1/  none      none       none
 percentage of offering price)
 --------------------------------------------------------------------------------------------
 Maximum sales charge imposed on reinvested            none      none      none       none
 dividends
 --------------------------------------------------------------------------------------------
 Maximum deferred sales charge                        none/2/    5.00%/3/  1.00%/4/   none
 --------------------------------------------------------------------------------------------
 Redemption or exchange fees                           none      none      none       none
 --------------------------------------------------------------------------------------------

 1 Sales charges are reduced or eliminated for purchases of $25,000 or more.
 2 A contingent deferred sales charge of 1% applies on certain redemptions made within 12 months following purchases of $1 million or more made without a sales charge.
 3 Deferred sales charges are reduced after 12 months and eliminated after six years.
 4 Deferred sales charge is eliminated after 12 months.

 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)

                                                           CLASS A  CLASS B/1/  CLASS C/2/   CLASS F/2/
 -------------------------------------------------------------------------------------------------------
 Management Fees                                            0.66%     0.66%       0.66%        0.66%
 -------------------------------------------------------------------------------------------------------
 Distribution and/or Service (12b-1) Fees/3/                0.27%     1.00%       1.00%        0.25%
 -------------------------------------------------------------------------------------------------------
 Other Expenses                                             0.17%     0.18%       0.24%        0.23%
 -------------------------------------------------------------------------------------------------------
 Total Annual Fund Operating Expenses                       1.10%     1.84%       1.90%        1.14%
 -------------------------------------------------------------------------------------------------------

 1 Annualized.
 2 Based on estimated amounts for the current fiscal year.
 3 Class A and F 12b-1 fees may not exceed 0.30% and 0.50%, respectively, of the class' average net assets annually.

 EXAMPLE

 The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year and that the fund's operating expenses remain the same as shown above. The "Class A" example reflects the maximum initial sales charge in the first year. The "Class B- and Class C-assuming redemption" examples reflect applicable contingent deferred sales charges through six years and one year, respectively (after which times they are eliminated). The examples do not include fees charged by financial intermediaries, typically applicable mainly to Class F shares. Both Class B examples reflect Class A expenses for years 9 and 10 since Class B shares automatically convert to Class A after eight years. Although your actual costs may be higher or lower, based on these assumptions, your cumulative expenses would be:

                                             ONE YEAR         THREE YEARS         FIVE YEARS         TEN YEARS
 Class A                                       $681               $905              $1,146             $1,838
 ----------------------------------------------------------------------------------------------------------------------------------
 Class B - assuming redemption                 $687               $979              $1,195             $1,965
 -------------------------------------------------------------------------------------------------------------------
 Class B - assuming no redemption              $187               $579              $  995             $1,965
 -------------------------------------------------------------------------------------------------------------------
 Class C - assuming redemption                 $293               $597              $1,026             $2,222
 -------------------------------------------------------------------------------------------------------------------
 Class C - assuming no redemption              $193               $597              $1,026             $2,222
 -------------------------------------------------------------------------------------------------------------------
 Class F - excludes intermediary fees/*/       $116               $362              $  628             $1,386
 -------------------------------------------------------------------------------------------------------------------
 *Fees charged by financial intermediaries are independent of fund expenses and will increase the overall cost of your investment.  Intermediary fees typically range from 0.50% to 3.00% of assets annually depending on services offered.

SMALLCAP WORLD FUND / PROSPECTUS

 INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

 The fund's investment objective is to provide you with long-term growth of capital. It invests primarily in equity securities of companies with relatively small market capitalizations located around the world. These companies will typically have market capitalizations of $50 million to $1.5 billion.

 The values of equity securities held by the fund may decline in response to certain events, including those directly involving the companies whose securities are owned in the fund, adverse conditions affecting the general economy, overall market declines, world political, social and economic instability, and currency and interest rate fluctuations. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks.

 Smaller capitalization stocks are often more difficult to value or dispose of, more difficult to obtain information about, and more volatile than stocks of larger, more established companies.

 Investments outside the U.S. may be affected by these events to a greater extent and may also be affected by differing securities regulations, higher transaction costs, and administrative difficulties such as delays in clearing and settling portfolio transactions.

 The fund may also hold cash or money market instruments. The size of the fund's cash position will vary and will depend on various factors, including market conditions and purchases and redemptions of fund shares. A larger cash position could detract from the achievement of the fund's objective, but it also would reduce the fund's exposure in the event of a market downturn and provide liquidity to make additional investments or to meet redemptions.

 The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek undervalued securities that represent good long-term investment opportunities. Securities may be sold when the investment adviser believes they no longer represent good long-term value.

                                                SMALLCAP WORLD FUND / PROSPECTUS

 ADDITIONAL INVESTMENT RESULTS

 Unlike the investment results table shown on an earlier page, the table below reflects the fund's results calculated without a sales charge.


 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2000:
                                 ONE YEAR  FIVE YEARS  TEN YEARS   LIFETIME
 Class A - began 4/30/90         -15.56%     12.91%     14.96%      13.55%
 (with no sales charge imposed)
 ---------------------------------------------------------------------------
 Salomon Smith Barney             -4.73%      5.93%      9.29%       8.11%
 World Smallcap Index/1/
 ---------------------------------------------------------------------------
 Consumer Price Index/2/           3.39%      2.54%      2.66%       2.85%
 ---------------------------------------------------------------------------


 1 The Salomon Smith Barney World Smallcap Index tracks over 5,100 small-company stocks traded around the world with market capitalizations between $100 million and $1.5 billion. This index is unmanaged and does not reflect sales charges, commissions or expenses.
 2 The Consumer Price Index is a measure of inflation and is computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

SMALLCAP WORLD FUND / PROSPECTUS

 LARGEST INDUSTRY HOLDINGS AS OF SEPTEMBER 30, 2000:

 [pie chart]
 Media 9.19%
 Software 7.22%
 Biotechnology 6.49%
 Electronic Equipment & Instruments 5.41%
 Semiconductor Equipment & Products 5.19%
 Other Industries 58.11%
 Cash & Equivalents 8.39%
 [end pie chart]

                              PERCENT OF                                         PERCENT OF
 PERCENT INVESTED BY COUNTRY  NET ASSETS       TEN LARGEST INDIVIDUAL HOLDINGS   NET ASSETS
 -----------------------------------------     ---------------------------------------------
 The Americas                   53.1%          Baltimore Technologies              1.60%
                                               ---------------------------------------------
  United States                 47.5           Andrx                               1.13
                                               ---------------------------------------------
  Canada                         2.9           HNC Software                        1.01
                                               ---------------------------------------------
  Brazil                         1.6           Arthur J. Gallagher                 0.99
                                               ---------------------------------------------
  Mexico                          .9           Micrel                              0.94
                                               ---------------------------------------------
  Other Latin America             .2           Newfield Exploration                0.91
 -----------------------------------------     ---------------------------------------------
 Europe                         21.0%          Inhale Therapeutic Systems          0.88
                                               ---------------------------------------------
  United Kingdom                 6.6           OM Gruppen                          0.82
                                               ---------------------------------------------
  Sweden                         3.2           CoSine Communications               0.80
                                               ---------------------------------------------
  Germany                        2.5           UnitedGlobalCom                     0.69
                                               ---------------------------------------------
  France                         2.3
  Denmark                        1.0
  Ireland                         .8
  Netherlands                     .7
  Finland                         .6
  Norway                          .5
  Switzerland                     .5
  Belgium                         .5
  Other Europe                   1.8
 -----------------------------------------
 Asia/Pacific                   14.9%
  Japan                          6.1
  Singapore                      2.3
  Hong Kong                      1.7
  Australia                      1.4
  Taiwan                         1.2
  India                           .8
  New Zealand                     .5
  Other Asia                      .9
 -----------------------------------------
 Other Countries                 2.6%
 -----------------------------------------



 Because the fund is actively managed, its holdings will change from time to time.

                                                SMALLCAP WORLD FUND / PROSPECTUS

 MANAGEMENT AND ORGANIZATION

 INVESTMENT ADVISER

 Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including those in The American Funds Group. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears earlier under "Fees and Expenses of the Fund."

SMALLCAP WORLD FUND / PROSPECTUS

 MULTIPLE PORTFOLIO COUNSELOR SYSTEM

 Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested, within the limits provided by a fund's objective(s) and policies and by Capital Research and Management Company's investment committee. In addition, Capital Research and Management Company's research professionals may make investment decisions with respect to a portion of a fund's portfolio. The primary individual portfolio counselors for SMALLCAP World Fund are:


 PORTFOLIO COUNSELOR/ FUND                             PRIMARY TITLE WITH INVESTMENT ADVISER
 TITLE (IF APPLICABLE)           COUNSELOR SINCE       (OR AFFILIATE) AND INVESTMENT EXPERIENCE
 -------------------------------------------------------------------------------------------------------
 GORDON CRAWFORD                       1990            Senior Vice President and Director, Capital
 Chairman of the Board and                             Research and Management Company
 Principal Executive Officer                           Investment professional with Capital Research and
                                                       Management Company or affiliate since 1971
 -------------------------------------------------------------------------------------------------------
 GREGORY W. WENDT               1997 (7 years as a     Senior Vice President, Capital Research Company
 President and Director       research professional    Investment professional with Capital Research and
                                 for the fund)         Management Company or affiliate since 1987
 -------------------------------------------------------------------------------------------------------
 J. BLAIR FRANK                 1998 (4 years as a     Vice President, Capital Research Company
 Vice President               research professional    Investment professional since 1993 and with
                                  for the fund)        Capital Research and Management Company or
                                                       affiliate since 1994
 -------------------------------------------------------------------------------------------------------
 JONATHAN KNOWLES               1999 (5 years as a     Vice President, Capital Research Company
 Vice President               research professional    Investment professional with Capital Research and
                                  for the fund)        Management Company or affiliate since 1992
 -------------------------------------------------------------------------------------------------------
 MARTIAL G. CHAILLET            1997 (7 years as a     Senior Vice President, Capital Research Company
                              research professional    Investment professional with Capital Research and
                                  for the fund)        Management Company or affiliate since 1972
 -------------------------------------------------------------------------------------------------------
 MARK E. DENNING                1991 (1 year as a      Director, Capital Research and Management Company
                              research professional    Investment professional with Capital Research and
                                  for the fund)        Management Company or affiliate since 1982

 -------------------------------------------------------------------------------------------------------
 CLAUDIA P. HUNTINGTON          1996 (5 years as a     Senior Vice President, Capital Research and
                              research professional    Management Company
                                  for the fund)        Investment professional since 1973 and with
                                                       Capital Research and Management Company or
                                                       affiliate since 1975
 -------------------------------------------------------------------------------------------------------

                                                SMALLCAP WORLD FUND / PROSPECTUS

 SHAREHOLDER INFORMATION

 SHAREHOLDER SERVICES

 American Funds Service Company, the fund's transfer agent, offers you a wide range of services you can use to alter your investment program should your needs and circumstances change. These services may be terminated or modified at any time upon 60 days written notice. For your convenience, American Funds Service Company has four service centers across the country.

                  AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS
                    Call toll-Free from anywhere in the U.S.
                               (8 a.m. to 8 p.m. ET):
                                   800/421-0180

                             [map of the United States]

Western            Western Central     Eastern Central        Eastern
Service Center     Service Center      Service Center         Service Center
American Funds     American Funds      American Funds         American Funds
Service Company    Service Company     Service Company        Service Company
P.O. Box 2205      P.O. Box 659522     P.O. Box 6007          P.O. Box 2280
Brea, California   San Antonio, Texas  Indianapolis, Indiana  Norfolk, Virginia
92822-2205         78265-9522          46206-6007             23501-2280
Fax: 714/671-7080  Fax: 210/474-4050   Fax: 317/735-6620      Fax: 757/670-4773



 A MORE DETAILED DESCRIPTION OF POLICIES AND SERVICES IS INCLUDED IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION AND THE OWNER'S GUIDE SENT TO NEW AMERICAN FUNDS SHAREHOLDERS TITLED "WELCOME TO THE FAMILY." Both are available by writing or calling American Funds Service Company.

SMALLCAP WORLD FUND / PROSPECTUS

 CHOOSING A SHARE CLASS

 The fund offers four different classes of shares. Each share class represents investments in the same portfolio of securities, but each class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation. WHEN YOU PURCHASE SHARES OF THE FUND, YOU MUST CHOOSE A SHARE CLASS. IF NONE IS CHOSEN, YOUR INVESTMENT WILL BE MADE IN CLASS A SHARES.

 Shares of the fund may be purchased through various investment programs or accounts, including many types of retirement plans. The services or share classes available to you may vary depending upon how you wish to purchase shares of the fund.

 Factors you should consider in choosing a class of shares include:

 . How long you expect to own the shares

 . How much you intend to invest

 . Total expenses associated with owning shares of each class

 . Whether you qualify for any reduction or waiver of sales charges (for example, Class A shares may be a less expensive option over time if you qualify for a sales charge reduction or waiver)

 . Class B and C shares generally are not available to certain retirement plans, including employer-sponsored retirement plans such as 401(k) plans, employer-sponsored 403(b) plans, and money purchase pension and profit sharing plans

 . Class F shares are generally only available to fee-based programs of investment firms and registered investment advisers that have special agreements with the fund's distributor

 EACH INVESTOR'S FINANCIAL CONSIDERATIONS ARE DIFFERENT. YOU SHOULD SPEAK WITH YOUR FINANCIAL ADVISER TO HELP YOU DECIDE WHICH SHARE CLASS IS BEST FOR YOU.

                                                SMALLCAP WORLD FUND / PROSPECTUS

 SUMMARY OF THE PRIMARY DIFFERENCES AMONG SHARE CLASSES

  CLASS A SHARES
 ------------------------------------------------------------------------------
  Initial sales charge        up to 5.75% (reduced or eliminated for purchases
                              of $25,000 or more)
  Contingent deferred sales   none (except on certain redemptions on purchases
  charge                      of $1 million or more bought without an initial
                              sales charge)
  12b-1 fees                  up to 0.30% annually
  Dividends                   higher than other classes due to lower annual
                              expenses
  Purchase maximum            none
  Conversion                  none
  CLASS B SHARES
 ------------------------------------------------------------------------------
  Initial sales charge        none
  Contingent deferred sales   starts at 5.00% and declines each year until it
  charge                      reaches 0% after six years
  12b-1 fees                  1.00% annually
  Dividends                   lower than Class A and F shares due to higher
                              distribution fees and other expenses
  Purchase maximum            $100,000
  Conversion                  automatic conversion to Class A shares after
                              eight years, reducing future annual expenses
  CLASS C SHARES
 ------------------------------------------------------------------------------
  Initial sales charge        none
  Contingent deferred sales   1.00% if shares are sold within one year after
  charge                      being purchased
  12b-1 fees                  1.00% annually
  Dividends                   lower than Class A and F shares due to higher
                              distribution fees and other expenses
  Purchase maximum            $500,000
  Conversion                  automatic conversion to Class F shares after ten
                              years, reducing future annual expenses
  CLASS F SHARES
 ------------------------------------------------------------------------------
  Initial sales charge        none
  Contingent deferred sales   none
  charge
  12b-1 fees                  currently 0.25% annually (may not exceed 0.50%
                              annually)
  Dividends                   higher than Class B and C shares due to lower
                              distribution fees, but typically lower than Class
                              A shares due to higher other expenses
  Purchase maximum            none
  Conversion                  none
 ------------------------------------------------------------------------------

SMALLCAP WORLD FUND / PROSPECTUS

 PURCHASE AND EXCHANGE OF SHARES

 PURCHASE OF CLASS A, B AND C SHARES

 Generally, you may open an account and purchase Class A, B and C shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. You may purchase additional shares in various ways, including through your investment dealer and by mail, telephone, the Internet and bank wire.

 PURCHASE OF CLASS F SHARES

 Generally, you may only open an account and purchase Class F shares through fee-based programs of investment firms and registered investment advisers with special agreements with the fund's distributor. These firms and advisers typically charge ongoing fees for services they provide.

 EXCHANGE

 Generally, you may exchange your shares into shares of the same class of other funds in The American Funds Group without a sales charge. For purposes of computing the contingent deferred sales charge on Class B and C shares, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange.

 Exchanges of shares from the money market funds initially purchased without a sales charge generally will be subject to the appropriate sales charge. Exchanges have the same tax consequences as ordinary sales and purchases. See "Transactions by Telephone..." for information regarding electronic exchanges.

 THE FUND AND AMERICAN FUNDS DISTRIBUTORS, THE FUND'S DISTRIBUTOR, RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER FOR ANY REASON, INCLUDING PURCHASES WHICH ARE PART OF EXCHANGE ACTIVITY THAT COULD INVOLVE ACTUAL OR POTENTIAL HARM TO THE FUND.


 PURCHASE MINIMUMS FOR ALL CLASSES OF SHARES
 To establish an account (including retirement plan accounts)   $    250
   For a retirement plan account through payroll deduction      $     25
 To add to an account                                           $     50
   For a retirement plan account through payroll deduction      $     25
 ------------------------------------------------------------------------
 PURCHASE MAXIMUM FOR CLASS B SHARES                            $100,000
 ------------------------------------------------------------------------
 PURCHASE MAXIMUM FOR CLASS C SHARES                            $500,000
 ------------------------------------------------------------------------

                                                SMALLCAP WORLD FUND / PROSPECTUS

 SHARE PRICE

 The fund calculates its share price, also called net asset value, as of approximately 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, every day the Exchange is open. In calculating net asset value, market prices are used when available. The fund has adopted procedures to make "fair value" determinations when reliable market prices for particular securities are not available.

 Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares), or sold at the net asset value next determined after American Funds Service Company receives and accepts your request. A contingent deferred sales charge may apply at the time you sell certain Class A, B and C shares.

 SALES CHARGES

 CLASS A

 The initial sales charge you pay when you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below.


                             SALES CHARGE AS A PERCENTAGE OF
                             ----------------------------------
                                                                    DEALER
                                                    NET           COMMISSION
                                OFFERING          AMOUNT           AS % OF
 INVESTMENT                       PRICE          INVESTED       OFFERING PRICE
 ------------------------------------------------------------------------------
 Less than $25,000                5.75%            6.10%            5.00%
 ------------------------------------------------------------------------------
 $25,000 but less than            5.00%            5.26%            4.25%
 $50,000
 ------------------------------------------------------------------------------
 $50,000 but less than            4.50%            4.71%            3.75%
 $100,000
 ------------------------------------------------------------------------------
 $100,000 but less than           3.50%            3.63%            2.75%
 $250,000
 ------------------------------------------------------------------------------
 $250,000 but less than           2.50%            2.56%            2.00%
 $500,000
 ------------------------------------------------------------------------------
 $500,000 but less than           2.00%            2.04%            1.60%
 $750,000
 ------------------------------------------------------------------------------
 $750,000 but less than $1        1.50%            1.52%            1.20%
 million
 ------------------------------------------------------------------------------
 $1 million or more and
 certain other investments        none             none             none
 described below
 ------------------------------------------------------------------------------


 CLASS A PURCHASES NOT SUBJECT TO SALES CHARGE

 INVESTMENTS OF $1 MILLION OR MORE MAY BE SUBJECT TO A 1% CONTINGENT DEFERRED SALES CHARGE IF SHARES ARE SOLD WITHIN ONE YEAR OF PURCHASE.
  Employer-sponsored defined contribution-type plans investing $1 million or more, or with 100 or more eligible employees, and Individual Retirement Account rollovers involving retirement plan assets invested in the American Funds, may invest with no sales charge and are not subject to a contingent deferred sales charge. Also exempt are investments made through retirement plans, endowments or

SMALLCAP WORLD FUND / PROSPECTUS
 foundations with $50 million or more in assets, and investments made through accounts that purchased fund shares before March 15, 2001 and are part of certain qualified fee-based programs. The distributor may pay dealers up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its Plan of Distribution (see below).

 CLASS B AND C

 Class B and C shares are sold without any initial sales charge. American Funds Distributors pays 4% of the amount invested to dealers who sell Class B shares and 1% to dealers who sell Class C shares.

 For Class C shares, a contingent deferred sales charge of 1% applies if shares are sold within one year of purchase. For Class B shares, a contingent deferred sales charge may be applied to shares you sell within six years of purchase, as shown in the table below.

 CLASS B SHARES SOLD WITHIN YEAR       1    2    3    4    5     6
 --------------------------------------------------------------------
 CONTINGENT DEFERRED SALES CHARGE      5%   4%   4%   3%   2%    1%


 Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a contingent deferred sales charge. In addition, the contingent deferred sales charge may be waived in certain circumstances. See "Contingent Deferred Sales Charge Waivers for Class B and C Shares" below. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the contingent deferred sales charge, if you sell only some of your shares, shares that are not subject to any contingent deferred sales charge will be sold first and then shares that you have owned the longest.

 CONVERSION OF CLASS B AND C SHARES

 Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date. Class C shares automatically convert to Class F shares in the month of the ten-year anniversary of the purchase date. The Internal Revenue Service currently takes the position that these automatic conversions are not taxable. Should their position change, shareholders would still have the option of converting but may face certain tax consequences.

                                                SMALLCAP WORLD FUND / PROSPECTUS

 SALES CHARGE REDUCTIONS AND WAIVERS

 You must let your investment dealer or American Funds Service Company know if you qualify for a reduction in your Class A sales charge or waiver of your Class B or C contingent deferred sales charge.

 REDUCING YOUR CLASS A SALES CHARGE

 You and your "immediate family" (your spouse and your children under the age of 21) may combine investments to reduce your Class A sales charge.

 AGGREGATING ACCOUNTS

 To receive a reduced Class A sales charge, investments made by you and your immediate family (see above) may be aggregated if made for your own account(s) and/or, for instance:

 . trust accounts established by the above individuals. However, if the person(s) who established the trust is deceased, the trust account may be aggregated with accounts of the person who is the primary beneficiary of the trust.

 . solely controlled business accounts.

 . single-participant retirement plans.

 CONCURRENT PURCHASES

 You may combine simultaneous purchases of any class of shares of two or more American Funds, as well as individual holdings in various American Legacy variable annuities or variable life insurance policies, to qualify for a reduced Class A sales charge. Direct purchases of money market funds are excluded.

 RIGHTS OF ACCUMULATION

 You may take into account the current value (or if greater, the amount you invested less any withdrawals) of your existing holdings in any class of shares of the American Funds, as well as individual holdings in various American Legacy variable annuities or variable life insurance policies, to determine your Class A sales charge. Direct purchases of money market funds are excluded.

 STATEMENT OF INTENTION

 You can reduce the sales charge you pay on your Class A share purchases by establishing a Statement of Intention. A Statement of Intention allows you to combine all non-money market fund purchases of all share classes, as well as individual American Legacy variable annuity and life insurance policies you intend to make over a 13-month period, to determine the applicable sales charge. At your request, purchases made during the previous 90 days may be included; however, capital appreciation and reinvested dividends and capital gains do not apply toward these combined purchases. A portion of your account may be held in escrow to cover additional Class A sales charges which may be due if your total investments over the 13-month period do not qualify for the applicable sales charge reduction.

SMALLCAP WORLD FUND / PROSPECTUS

 CONTINGENT DEFERRED SALES CHARGE WAIVERS FOR CLASS B AND C SHARES

 The contingent deferred sales charge on Class B and C shares may be waived in the following cases:

 . when receiving payments through systematic withdrawal plans (up to 12% of the value of each fund account);

 . when receiving required minimum distributions from retirement accounts upon reaching age 70 1/2; or

 . for redemptions due to death or post-purchase disability of the shareholder.

 PLANS OF DISTRIBUTION

 The fund has Plans of Distribution or "12b-1 Plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's board of directors. The plans provide for annual expenses of up to 0.30% for Class A shares, 1.00% for Class B and C shares, and up to 0.50% for Class F shares. For all share classes, up to 0.25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The remaining expense for each share class may be used for distribution expenses.

 The 12b-1 fees paid by the fund, as a percentage of average net assets, for the previous fiscal year are indicated earlier under "Fees and Expenses of the Fund." Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of an investment. The higher fees for Class B and C shares may cost you more over time than paying the initial sales charge for Class A shares.

 OTHER COMPENSATION TO DEALERS

 American Funds Distributors may pay, or sponsor informational meetings for, dealers as described in the statement of additional information.

                                                SMALLCAP WORLD FUND / PROSPECTUS

 HOW TO SELL SHARES

 Once a sufficient period of time has passed to reasonably assure that checks or drafts (including certified or cashiers' checks) for shares purchased have cleared (normally 15 calendar days), you may sell (redeem) those shares in any of the following ways:

 THROUGH YOUR DEALER OR FINANCIAL ADVISER (CERTAIN CHARGES MAY APPLY)

 . Shares held for you in your dealer's name must be sold through the dealer.

 . Class F shares must be sold through your dealer or financial adviser.

 WRITING TO AMERICAN FUNDS SERVICE COMPANY

 . Requests must be signed by the registered shareholder(s).

 . A signature guarantee is required if the redemption is:

     -- Over $50,000;

     -- Made payable to someone other than the registered shareholder(s); or

     -- Sent to an address other than the address of record, or an address of record which has been changed within the last 10 days.

 . American Funds Service Company reserves the right to require signature guarantee(s) on any redemptions.

 . Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

 TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY, OR BY USING AMERICAN FUNDSLINE/(R)/ OR AMERICAN FUNDSLINE ONLINE/(R)/:

 . Redemptions by telephone, fax, or computer (including American FundsLine and American FundsLine OnLine) are limited to $50,000 per shareholder each day.

 . Checks must be made payable to the registered shareholder.

 . Checks must be mailed to an address of record that has been used with the account for at least 10 days.

 TRANSACTIONS BY TELEPHONE, FAX, AMERICAN FUNDSLINE OR FUNDSLINE ONLINE

 Generally, you are automatically eligible to use these services for redemptions and exchanges unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

 Unless you decide not to have telephone, fax, or computer services on your account(s), you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) which may be incurred in connection with the exercise of these privileges, provided American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions.

SMALLCAP WORLD FUND / PROSPECTUS

 DISTRIBUTIONS AND TAXES

 DIVIDENDS AND DISTRIBUTIONS

 The fund intends to distribute dividends to you, usually in December. Capital gains, if any, are usually distributed in December. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

 You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of this fund or any other American Fund, or you may elect to receive them in cash. Most shareholders do not elect to take capital gain distributions in cash because these distributions reduce principal value.

 TAXES ON DISTRIBUTIONS

 Distributions you receive from the fund may be subject to income tax and may also be subject to state or local taxes - unless you are exempt from taxation.

 For federal tax purposes, any taxable dividends and distributions of short-term capital gains are treated as ordinary income. The fund's distributions of net long-term capital gains are taxable to you as long-term capital gains. Any taxable distributions you receive from the fund will normally be taxable to you when made, regardless of whether you reinvest distributions or receive them in cash.

 TAXES ON TRANSACTIONS

 Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the price you receive when you sell them.

 Please see your tax adviser for further information.

                                                SMALLCAP WORLD FUND / PROSPECTUS

FINANCIAL HIGHLIGHTS/1/

The financial highlights table is intended to help you understand the fund's results for the past five years and is currently only shown for Class A and B shares. A similar table will be shown for Class C and F shares beginning with the fund's 2001 fiscal year end. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.

                                        Net gains/(losses) on
               Net asset                     securities                    Dividends
                 value,        Net         (both realized      Total from  (from net   Distributions
Years ended   beginning of  investment           and           investment  investment  (from capital      Total
September 30      year        income         unrealized)       operations   income)       gains)      distributions
---------------------------------------------------------------------------------------------------------------------
  CLASS A:
    2000         $29.57       $.00/2/         $11.29/2/         $11.29       $(.02)       $(.60)         $(.62)
    1999          22.14        .03              8.78              8.81        (.09)       (1.29)         (1.38)
    1998          30.72        .07             (6.10)            (6.03)       (.05)       (2.50)         (2.55)
    1997          26.92        .10              6.17              6.27        (.12)       (2.35)         (2.47)
    1996          26.11        .17              3.32              3.49        (.23)       (2.45)         (2.68)
  CLASS B:
    2000          47.11       (.12)/2/         (6.91)/2/         (7.03)      --           --             --

                                                           Ratio of     Ratio of
                Net asset                   Net assets,   expenses to   income to
Years ended   value, end of                 end of year   average net  average net     Portfolio
September 30      year       Total return  (in millions)    assets       assets      turnover rate
---------------------------------------------------------------------------------------------------
  CLASS A:
    2000         $40.24         38.42%        $14,098        1.10%       --             62.71%/4/
    1999          29.57         41.42           8,983        1.09          .12%         50.06
    1998          22.14        (20.70)          7,102        1.06          .27          44.31
    1997          30.72         25.41           9,256        1.07          .40          42.21
    1996          26.92         15.21           6,607        1.09          .68          42.88
  CLASS B:
    2000          40.08        (14.92)             73        1.84/3/     --             62.71/4/


1 The years 1996 through 2000 represent, for Class A shares, fiscal years ended
 September 30. The period ended 2000 represents, for Class B shares, the 199-day period ended September 30, 2000. Class B shares were not offered before March 15, 2000. Total return for Class B is based on activity during the period and thus is not representative of a full year. Total returns exclude all sales charges, including contingent deferred sales charges.

2 Based on average shares outstanding.

3 Annualized.

4 Represents portfolio turnover rate (equivalent for all share classes) for the year ended September 30, 2000.

SMALLCAP WORLD FUND / PROSPECTUS

 ---------------------------------------------------------
 NOTES

                                                SMALLCAP WORLD FUND / PROSPECTUS
                                                SMALLCAP WORLD FUND / PROSPECTUS

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
 FOR SHAREHOLDER SERVICES                  American Funds Service Company
                                                             800/421-0180
 FOR RETIREMENT PLAN SERVICES    Call your employer or plan administrator
 FOR DEALER SERVICES                          American Funds Distributors
                                                     800/421-9900 Ext. 11
 FOR 24-HOUR INFORMATION                            American FundsLine(R)
                                                             800/325-3590
                                             American FundsLine OnLine(R)
                                             http://www.americanfunds.com


            Telephone conversations may be recorded or monitored for verification, recordkeeping and quality assurance purposes.

                            *     *     *     *     *

 MULTIPLE TRANSLATIONS This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

 ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS Contains additional information about the fund including financial statements, investment results, portfolio holdings, a statement from portfolio management discussing market conditions and the fund's investment strategies, and the independent accountants' report (in the annual report).

 STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The SAI contains more detailed information on all aspects of the fund, including the fund's financial statements and is incorporated by reference into this prospectus. The Codes of Ethics describe the personal investing policies adopted by the fund and the fund's investment adviser and its affiliated companies.

 The Codes of Ethics and current SAI have been filed with the Securities and Exchange Commission ("SEC"). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, D.C. (202/942-8090) or on the EDGAR database on the SEC's Internet Web site at http://www.sec.gov, or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

 HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus, annual and semi-annual report for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders that are part of the same family and share the same residential address.

 If you would like to receive individual copies of these documents, or a free copy of the SAI or Codes of Ethics, please call American Funds Service Company at 800/421-0180 or write to the Secretary of the fund at 333 South Hope
 Street, Los Angeles, California 90071.
 Investment Company File No. 811-5888
                                                       Printed on recycled paper
                                                               SCWF-010-0301/RRD



                           SMALLCAP WORLD FUND, INC.

                                     Part B
                      Statement of Additional Information

                                 March 15, 2001


This document is not a prospectus but should be read in conjunction with the current prospectus of SMALLCAP World Fund (the "fund" or "SCWF") dated March 15,
2001. The prospectus may be obtained from your investment dealer or financial planner or by writing to the fund at the following address:

                           SMALLCAP World Fund, Inc.
                              Attention: Secretary
                              333 South Hope Street
                          Los Angeles, California 90071
                                 (213) 486-9200

Shareholders who purchase shares at net asset value through eligible retirement plans should note that not all of the services or features described below may be available to them, and they should contact their employer for details.


                               TABLE OF CONTENTS


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
Item                                                                  Page No.
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
Certain Investment Limitations and Guidelines . . . . . . . . . . .        2
Description of Certain Securities and Investment Techniques . . . .        2
Fundamental Policies and Investment Restrictions. . . . . . . . . .        7
Fund Organization and Voting Rights . . . . . . . . . . . . . . . .        8
Fund Directors and Other Officers . . . . . . . . . . . . . . . . .       10
Management. . . . . . . . . . . . . . . . . . . . . . . . . . . . .       14
Taxes and Distributions . . . . . . . . . . . . . . . . . . . . . .       19
Purchase of Shares. . . . . . . . . . . . . . . . . . . . . . . . .       24
Sales Charges . . . . . . . . . . . . . . . . . . . . . . . . . . .       26
Sales Charge Reductions and Waivers . . . . . . . . . . . . . . . .       29
Individual Retirement Account (IRA) Rollovers . . . . . . . . . . .       32
Price of Shares . . . . . . . . . . . . . . . . . . . . . . . . . .       33
Selling Shares. . . . . . . . . . . . . . . . . . . . . . . . . . .       34
Shareholder Account Services and Privileges . . . . . . . . . . . .       35
Execution of Portfolio Transactions . . . . . . . . . . . . . . . .       38
General Information . . . . . . . . . . . . . . . . . . . . . . . .       38
Class A Share Investment Results and Related Statistics . . . . . .       40
Appendix. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       42
Financial Statements




                          SMALLCAP World Fund - Page 1

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                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered at the time of purchase, under normal market conditions, and are based on a percentage of the fund's net assets unless otherwise noted. This summary is not intended to reflect all of the fund's investment limitations.


EQUITY SECURITIES - SMALL CAPITALIZATION ISSUERS

 .    At least 65% of the fund's assets will be invested in equity securities of small capitalization issuers, typically, having individual market capitalizations of approximately $50 million to $1.5 billion.

DEBT SECURITIES

 .    The fund may invest up to 10% of its assets in straight debt securities rated Baa and BBB or below by Moody's Investors Services, Inc. or Standard & Poor's Corporation, or unrated but determined to be of equivalent quality.

INVESTMENT COMPANIES

 .    The fund may invest up to 5% of its assets in closed-end investment companies.
 .    The fund may acquire up to 3% of the outstanding voting stock of any one closed-end investment company.

The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.


          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The descriptions below are intended to supplement the material in the prospectus under "Investment Objective, Strategies and Risks."


EQUITY SECURITIES - Equity securities represent an ownership position in a company. These securities may include common stocks and securities with equity conversion or purchase rights. The prices of equity securities fluctuate based on changes in the financial condition of their issuers and on market and economic conditions. The fund's results will be related to the overall markets for these securities. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss, particularly in the case of smaller capitalization stocks.


INVESTING IN SMALLER CAPITALIZATION STOCKS -- Investing in smaller capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. Transaction costs in stocks of smaller capitalization companies may be higher than those of larger capitalization companies. Because the fund emphasizes the stocks of issuers with smaller market capitalizations (by U.S. standards), it can be expected to have more difficulty obtaining information about the issuers or valuing or disposing of its securities than it would if it were to concentrate on more widely held stocks. The fund determines relative market capitalizations using U.S. standards. Accordingly, the fund's non-U.S. investments may have large capitalizations relative to market capitalizations of companies based outside the U.S.


                          SMALLCAP World Fund - Page 2

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Capital Research and Management Company (the Investment Adviser) believes that the issuers of smaller capitalization stocks often have sales and earnings growth rates which exceed those of larger companies and that such growth rates may in turn be reflected in more rapid share price appreciation. However, investing in smaller capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. For example, smaller companies often have limited product lines, markets, or financial resources, may be dependent for management on one or a few key persons, and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings thus creating a greater chance of loss than securities of larger capitalization companies.


INVESTING IN PRIVATE COMPANIES - The fund may invest in companies prior to the public offering of their securities. Investing in private companies can involve greater risks than those associated with investing in publicly traded companies. For example, the securities of private companies may be subject to the risk that market conditions, investor perception, or regulatory decisions may delay or prevent a company from ultimately offering its securities to the public. Furthermore, these investments are generally considered to be illiquid until a company's public offering and are often subject to additional contractual restrictions on resale that would prevent the fund from being able to sell its shares of the company for a period of time following the public offering.


Investments in private companies can offer the fund significant growth opportunities at very attractive prices. For example, extremely positive market conditions during the recent past, especially in the technology market, have allowed these investments to contribute materially to the fund's investment results. These markets have been extremely volatile, and, as such, there is no guarantee that similar positive results can be achieved in the future.


DEBT SECURITIES - Bonds and other debt securities are used by issuers to borrow money. Issuers pay investors interest and generally must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. The prices of debt securities fluctuate depending on such factors as interest rates, credit quality, and maturity. In general, their prices decline when interest rates rise and vice versa.


Lower rated bonds, rated Ba or below by S&P and BB or below by Moody's or unrated but considered to be of equivalent quality, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated bonds, or they may already be in default. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, or to determine the value of, lower rated bonds.


Certain risk factors relating to lower rated bonds are discussed below.


     SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES - Lower rated bonds, like other bonds, may be sensitive to adverse economic changes and political and corporate developments and may be sensitive to interest rate changes. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience increased financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain addi-


                          SMALLCAP World Fund - Page 3
     tional financing. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices and yields of lower rated bonds.

     PAYMENT EXPECTATIONS - Lower rated bonds, like other bonds, may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. If the issuer of a bond defaults on its obligations to pay interest or principal or enters into bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it.

     LIQUIDITY AND VALUATION - There may be little trading in the secondary market for particular bonds, which may affect adversely the fund's ability to value accurately or dispose of such bonds. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of lower rated bonds.

The Investment Adviser attempts to reduce the risks described above through diversification of the portfolio and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing so.


SECURITIES WITH EQUITY AND DEBT CHARACTERISTICS - The fund may invest in securities that have a combination of equity and debt characteristics. These securities may at times behave more like equity than debt and vice versa. Some types of convertible bonds or preferred stock automatically convert into common stock. The prices and yields of non-convertible preferred stock generally move with changes in interest rates and the issuer's credit quality, similar to the factors affecting debt securities.


Convertible bonds, convertible preferred stock, and other securities may sometimes be converted into common stock or other securities at a stated conversion ratio. These securities, prior to conversion, pay a fixed rate of interest or a dividend. Because convertible securities have both debt and equity characteristics, their value varies in response to many factors, including the value of the underlying equity, general market and economic conditions, convertible market valuations, as well as changes in interest rates, credit spreads, and the credit quality of the issuer.


INVESTING IN VARIOUS COUNTRIES - Investing outside the U.S. involves special risks, caused by, among other things: currency controls and fluctuating currency values; different accounting, auditing, and financial reporting regulations and practices in some countries; changing local and regional economic, political, and social conditions; expropriation or confiscatory taxation; greater market volatility; differing securities market structures; and various administrative difficulties such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. However, in the opinion of Capital Research and Management Company, investing outside the U.S. also can reduce certain portfolio risks due to greater diversification opportunities.


The risks described above are potentially heightened in connection with investments in developing countries. Although there is no universally accepted definition, a developing country is generally considered to be a country which is in the initial stages of its industrialization cycle with a low per capita gross national product. For example, political and/or economic structures in these countries may be in their infancy and developing rapidly. Historically, the markets of


                          SMALLCAP World Fund - Page 4
developing countries have been more volatile than the markets of developed countries. The fund may only invest in securities of issuers in developing countries to a limited extent.


Additional costs could be incurred in connection with the fund's investment activities outside the U.S. Brokerage commissions may be higher outside the U.S., and the fund will bear certain expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with the maintenance of assets in certain jurisdictions.


CURRENCY TRANSACTIONS - The fund can purchase and sell currencies to facilitate securities transactions and enter into forward currency contracts to protect against changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts entered into by the fund will involve the purchase or sale of one currency against the U.S. dollar. While entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain which might result from an increase in the value of the currency. The fund will not generally attempt to protect against all potential changes in exchange rates. The fund will segregate liquid assets which will be marked to market daily to meet its forward contract commitments to the extent required by the Securities and Exchange Commission.


Certain provisions of the Internal Revenue Code may affect the extent to which the fund may enter into forward contracts. Such transactions may also affect the character and timing of income, gain or loss recognized by the fund for U.S. federal income tax purposes.


RESTRICTED SECURITIES AND LIQUIDITY - The fund may purchase securities subject to restrictions on resale. Securities not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures which have been adopted by the fund's board of directors, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The fund may incur certain additional costs in disposing of illiquid securities.


REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements, under which the fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Repurchase agreements permit the fund to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the fund's custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by the Investment Adviser. The fund will only enter into repurchase agreements involving securities in which it could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the Investment Adviser. If the seller under the repurchase agreement defaults, the fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the fund may be delayed or limited.


INVESTMENT COMPANIES - The fund has the ability to invest up to 5% of its total assets in shares of closed-end investment companies, but will not acquire more than 3% of the outstanding voting securities of any one closed-end investment company. (If the fund invests in another investment


                          SMALLCAP World Fund - Page 5
company, it would pay an investment advisory fee in addition to the fee paid to the Investment Adviser.)


U.S. GOVERNMENT SECURITIES - Securities guaranteed by the U.S. Government include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. Government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.


Certain securities issued by U.S. Government instrumentalities and certain federal agencies are neither direct obligations of, nor guaranteed by, the Treasury. However, they generally involve federal sponsorship in one way or another; some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to: Federal Home Loan Bank, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Tennessee Valley Authority, and Federal Farm Credit Bank System.


CASH AND CASH EQUIVALENTS - These securities include: (i) commercial paper (e.g., short-term notes up to 9 months in maturity issued by corporations, governmental bodies or bank/ corporation sponsored conduits (asset-backed commercial paper)), (ii) commercial bank obligations (e.g., certificates of deposit, bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)), (iii) savings association and savings bank obligations (e.g., bank notes and certificates of deposit issued by savings banks or savings associations), (iv) securities of the U.S. Government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less, and (v) corporate bonds and notes that mature, or that may be redeemed, in one year or less.


FORWARD COMMITMENTS - The fund may enter into commitments to purchase or sell securities at a future date. When the fund agrees to purchase such securities, it assumes the risk of any decline in value of the security beginning on the date of the agreement. When the fund agrees to sell such securities, it does not participate in further gains or losses with respect to the securities beginning on the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.


The fund will not use these transactions for the purpose of leveraging and will segregate liquid assets which will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the fund's aggregate commitments under these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the fund's portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than were it not in such a position. The fund will not borrow money to settle these transactions and therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations thereunder.


                          SMALLCAP World Fund - Page 6

The fund may also enter into reverse repurchase agreements and "roll" transactions. A reverse repurchase agreement is the sale of a security by a fund and its agreement to repurchase the security at a specified time and price. A "roll" transaction is the sale of mortgage-backed or other securities together with a commitment to purchase similar, but not identical securities at a later date. The fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations as of the time of the agreement. The fund intends to treat "roll" transactions as two separate transactions: one involving the purchase of a security and a separate transaction involving the sale of a security. Since the fund does not intend to enter into "roll" transactions for financing purposes, it may treat these transactions as not falling within the definition of "borrowing" set forth in Section 2(a)(23) of the Investment Company Act of 1940. The fund will segregate liquid assets which will be marked to market daily in an amount sufficient to meet its payment obligations under "roll" transactions and reverse repurchase agreements with broker-dealers (no collateral is required for reverse repurchase agreements with banks).


PORTFOLIO TURNOVER - Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the fund's objective and changes in its investments are generally accomplished gradually, though short-term transactions may occasionally be made. High portfolio turnover (100% or more) involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions, and may result in the realization of net capital gains, which are taxable when distributed to shareholders.


The fund's portfolio turnover rate would equal 100% if each security in the fund's portfolio was replaced once per year. See "Financial Highlights" in the prospectus for the fund's annual portfolio turnover for each of the last five fiscal periods.


                FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES - The fund has adopted the following fundamental policies and investment restrictions which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is defined in the Investment Company Act of 1940 ("1940 Act") as the vote of the lesser of (i) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (ii) more than 50% of the outstanding voting securities. All percentage limitations are considered at the time securities are purchased and are based on the fund's net assets unless otherwise indicated. None of the following investment restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund.


The fund may not:


1. Invest in securities of an issuer (other than the U.S. Government or its agencies or instrumentalities), if immediately after and as a result of such investment more than 5% of the value of its total assets would be invested in the securities of such other issuer (except with respect to 25% of the value of its total assets, the fund may exceed the 5% limitation with regard to investments in the securities of any one foreign government);

2.    Invest in companies for the purpose of exercising control or management;


                          SMALLCAP World Fund - Page 7

3. Invest 25% or more of the value of its total assets in the securities of companies primarily engaged in any one industry;

4. Buy or sell real estate (including real estate limited partnerships) in the ordinary course of its business; however, the fund may invest in securities secured by real estate or interests therein or issued by companies, including real estate investment trusts and funds, which invest in real estate or interests therein;

5. Buy or sell commodities or commodity contracts in the ordinary course of its business; provided, however, that entering into a currency forward or futures contract shall not be prohibited by this restriction;

6. Lend any security or make any other loan if, as a result, more than 15% of its total assets would be lent to third parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements;

7. Sell securities short except to the extent that the fund contemporaneously owns or has the right to acquire, at no additional cost, securities identical to those sold short;

8.   Purchase securities on margin;

9. Borrow amounts in excess of 5% of the value of its total assets or issue senior securities. In any event, the fund may borrow only as a temporary measure for extraordinary or emergency purposes and not for investment in securities; nor

10. Purchase or sell puts, calls, straddles or spreads, or combinations thereof.

For purposes of investment restriction number 3, the fund will not invest 25% or more of total assets in the securities of issuers in the same industry.


For purposes of investment restriction number 6, the fund does not currently intend to lend portfolio securities.


1. Invest in securities of an issuer if the investment would cause the fund to own more than 10% of any class of securities of any one issuer;

2. Invest in securities of other investment companies, except as permitted by the 1940 Act, as amended;

3.   Invest more than 15% of the value of its net assets in illiquid securities.

                      FUND ORGANIZATION AND VOTING RIGHTS

The fund, an open-end, diversified management investment company, was organized as a Maryland corporation on December 18, 1989.


All fund operations are supervised by the fund's Board of Directors which meets periodically and performs duties required by applicable state and federal laws. Members of the board who are not employed by Capital Research and Management Company or its affiliates are paid certain fees for services rendered to the fund as described in "Directors and Director Compensation" below.


                          SMALLCAP World Fund - Page 8

They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund.


The fund has four classes of shares - Class A, B, C and F. The shares of each class represent an interest in the same investment portfolio. Each class has equal rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the Board of Directors and set forth in the fund's rule 18f-3 Plan. Class A, B, C and F shareholders have exclusive voting rights with respect to the respective class' rule 12b-1 Plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone.


The fund does not hold annual meetings of shareholders. However, significant matters which require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the fund will hold a meeting at which any member of the board could be removed by a majority vote.


                          SMALLCAP World Fund - Page 9

                          FUND DIRECTORS AND OFFICERS

                      Directors and Director Compensation



                                                                                                      AGGREGATE
                                                                                                     COMPENSATION
                                                                                                (INCLUDING VOLUNTARILY
                                                                                                       DEFERRED
                                                                                                   COMPENSATION/1/)
                                                                                                    FROM THE FUND
                                      POSITION                                                    DURING FISCAL YEAR
                                        WITH              PRINCIPAL OCCUPATION(S) DURING                ENDED
     NAME, ADDRESS AND AGE           REGISTRANT                    PAST 5 YEARS                   SEPTEMBER 30, 2000
------------------------------------------------------------------------------------------------------------------------
 Joseph C. Berenato                Director           Chairman, President and Chief Executive          $3,000/3/
 30205 Cheret Place                                   Officer, Ducommun Incorporated
 Rancho Palos Verdes, CA
 90275
 Age: 54
------------------------------------------------------------------------------------------------------------------------
 Richard G. Capen, Jr.             Director           Corporate Director and author; former            $ 23,215
 Box 2494                                             United States Ambassador to Spain;
 Rancho Santa Fe, CA 92067                            former Vice Chairman of the Board;
 Age: 66                                              Knight Ridder, Inc., former Chairman
                                                      and Publisher, The Miami Herald
                                                                     ----------------
------------------------------------------------------------------------------------------------------------------------
 H. Frederick Christie             Director           Private Investor.  Former President and          $23,158/3/
 P.O. Box 144                                         Chief Executive Officer, The Mission
 Palos Verdes Estates, CA                             Group (non-utility holding company,
 90274                                                subsidiary of Southern California
 Age: 67                                              Edison Company)
------------------------------------------------------------------------------------------------------------------------
 + Gordon Crawford                 Chairman of the    Senior Vice President and Director,               None/4/
 333 South Hope Street             Board              Capital Research and Management Company
 Los Angeles, CA 90071
 Age: 54
------------------------------------------------------------------------------------------------------------------------
 John G. Freund                    Director           Founder and Managing Director, Skyline            None/5/
 518 Nimitz Avenue                                    Ventures; former Managing Director,
 Redwood City, CA 94601                               Alternative Asset Management Group,
 Age: 47                                              Chancellor Capital Management
------------------------------------------------------------------------------------------------------------------------
 + Graham Holloway                 Director           Former Chairman of the Board, American            None/4/
 17309 Club Hill Drive                                Funds Distributors, Inc.
 Dallas, TX 75248
 Age: 70
------------------------------------------------------------------------------------------------------------------------
 Leonade D. Jones                  Director           Co-Founder and Adviser, VentureThink             $23,500/3/
 1536 Los Montes Drive                                LLC and Versura Inc.; former Treasurer,
 Burlingame, CA 94010                                 The Washington Post Company
 Age: 53
------------------------------------------------------------------------------------------------------------------------
 William H. Kling                  Director           President, Minnesota Public Radio;               $21,600/3/
 2619 Lake of the Isles Parkway                       President, Greenspring Co.; former
 East                                                 President, American Public Radio (now
 Minneapolis, MN 55408                                Public Radio International)
 Age: 58
------------------------------------------------------------------------------------------------------------------------
 Norman R. Weldon                  Director           Managing Director, Partisan Management           $ 22,500
 7026 Timbers Drive                                   Group, Inc.; former Chairman of the
 Evergreen, CO 80439                                  Board, Novoste Corporation; Director,
 Age: 66                                              Enable Medical; former President and
                                                      Director, Corvita Corporation
                                                                                                ------------------------
------------------------------------------------------------------------------------------------
 Gregory W. Wendt                  President and      Senior Vice President, Capital Research           None/4/
 One Market, Steuart Tower         Director           Company
 Suite 1800
 San Francisco, CA 94105
 Age: 39
------------------------------------------------------------------------------------------------------------------------
 Patricia K. Woolf                 Director           Private investor; Corporate Director;            $ 21,500
 506 Quaker Road                                      Lecturer, Department of Molecular
 Princeton, NJ 08540                                  Biology, Princeton University
 Age: 66
------------------------------------------------------------------------------------------------------------------------
                                       TOTAL COMPENSATION
                                     (INCLUDING VOLUNTARILY
                                            DEFERRED
                                      COMPENSATION/1/) FROM
                                      ALL FUNDS MANAGED BY       TOTAL NUMBER
                                      CAPITAL RESEARCH AND         OF FUND
                                       MANAGEMENT COMPANY           BOARDS
                                  OR ITS AFFILIATES/2/ FOR THE     ON WHICH
                                           YEAR ENDED              DIRECTOR
     NAME, ADDRESS AND AGE             SEPTEMBER 30, 2000         SERVES/2/
------------------------------------------------------------------------------
 Joseph C. Berenato                        $12,500/3/                  2
 30205 Cheret Place
 Rancho Palos Verdes, CA
 90275
 Age: 54
------------------------------------------------------------------------------
 Richard G. Capen, Jr.                     $  94,623                  14
 Box 2494
 Rancho Santa Fe, CA 92067
 Age: 66
------------------------------------------------------------------------------
 H. Frederick Christie                     $211,373/3/                19
 P.O. Box 144
 Palos Verdes Estates, CA
 90274
 Age: 67
------------------------------------------------------------------------------
 + Gordon Crawford                           None/4/                   2
 333 South Hope Street
 Los Angeles, CA 90071
 Age: 54
------------------------------------------------------------------------------
 John G. Freund                              None/5/                   2
 518 Nimitz Avenue
 Redwood City, CA 94601
 Age: 47
------------------------------------------------------------------------------
 + Graham Holloway                           None/4/                   2
 17309 Club Hill Drive
 Dallas, TX 75248
 Age: 70
------------------------------------------------------------------------------
 Leonade D. Jones                          $142,500/3/                 6
 1536 Los Montes Drive
 Burlingame, CA 94010
 Age: 53
------------------------------------------------------------------------------
 William H. Kling                          $113,250/3/                 6
 2619 Lake of the Isles Parkway
 East
 Minneapolis, MN 55408
 Age: 58
------------------------------------------------------------------------------
 Norman R. Weldon                          $  51,750                   3
 7026 Timbers Drive
 Evergreen, CO 80439
 Age: 66
------------------------------------------------------------------------------
 Gregory W. Wendt                            None/4/                   2
 One Market, Steuart Tower
 Suite 1800
 San Francisco, CA 94105
 Age: 39
------------------------------------------------------------------------------
 Patricia K. Woolf                         $ 138,500                   6
 506 Quaker Road
 Princeton, NJ 08540
 Age: 66
------------------------------------------------------------------------------




                         SMALLCAP World Fund - Page 10

 [This page is deliberately left blank for this filing.]

                         SMALLCAP World Fund - Page 11

+ "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the fund's Investment Adviser, Capital Research and Management Company, or the parent company of the Investment Adviser, The Capital Group Companies, Inc.

1 Amounts may be deferred by eligible Directors under a non-qualified deferred compensation plan adopted by the fund in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more funds in The American Funds Group as designated by the Directors.

2 Capital Research and Management Company manages The American Funds Group consisting of 29 funds: AMCAP Fund, Inc., American Balanced Fund, Inc., American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., The Cash Management Trust of America, Capital Income Builder, Inc., Capital World Growth and Income Fund, Inc., Capital World Bond Fund, Inc., EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., Intermediate Bond Fund of America, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., New World Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Fund of California, The Tax-Exempt Fund of Maryland, The Tax-Exempt Fund of Virginia, The Tax-Exempt Money Fund of America, The U. S. Treasury Money Fund of America, U.S. Government Securities Fund and Washington Mutual Investors Fund, Inc. Capital Research and Management Company also manages American Variable Insurance Series and Anchor Pathway Fund, which serve as the underlying investment vehicle for certain variable insurance contracts;


                         SMALLCAP World Fund - Page 12
  and Endowments, whose shareholders are limited to (i) any entity exempt from taxation under Section 501(c)(3) of the Internal Revenue Code of 1986, as
  amended ("501(c)(3) organization");      (ii) any trust, the present or future
  beneficiary of which is a 501(c)(3) organization, and (iii) any other entity formed for the primary purpose of benefiting a 501(c)(3) organization. An affiliate of Capital Research and Management Company, Capital International, Inc., manages Emerging Markets Growth Fund, Inc.

3 Since the deferred compensation plan's adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) through the 2000 fiscal year for participating Directors is as follows: Joseph C. Berenato ($2,956), H. Frederick Christie ($120,340), Leonade D. Jones ($92,669), and William H. Kling ($172,092). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the Directors.

4 Gordon Crawford, E. Graham Holloway and Gregory W. Wendt are affiliated with the Investment Adviser and, accordingly, receive no compensation from the fund.

5 John G. Freund was elected to the Board of Directors effective December 13,
  2000.  Therefore, no fees were paid to him during the fiscal year.


                         SMALLCAP World Fund - Page 13

                                 OTHER OFFICERS


                                  POSITION(S)         PRINCIPAL OCCUPATION(S)
   NAME AND ADDRESS     AGE     WITH REGISTRANT               DURING
---------------------------------------------------        PAST 5 YEARS
                                                   -----------------------------
Vincent P. Corti        44    Vice President       Vice President - Fund
333 South Hope Street                              Business Management Group,
Los Angeles, CA 90071                              Capital Research and
                                                   Management Company
--------------------------------------------------------------------------------
J. Blair Frank          34    Vice President       Vice President, Capital
333 South Hope Street                              Research Company*
Los Angeles, CA 90071
--------------------------------------------------------------------------------
Jonathan Knowles        39    Vice President       Vice President and Director,
25 Bedford Street                                  Capital Research Company*
London, England WC2E
9HN
--------------------------------------------------------------------------------
Chad L. Norton          40    Secretary            Vice President - Fund
333 South Hope Street                              Business Management Group,
Los Angeles, CA 90071                              Capital Research and
                                                   Management Company
--------------------------------------------------------------------------------
David A. Pritchett      34    Treasurer            Vice President - Fund
5300 Robin Hood Road                               Business Management Group,
Norfolk, VA 23513                                  Capital Research and
                                                   Management Company
--------------------------------------------------------------------------------
Sheryl F. Johnson       32    Assistant Treasurer  Vice President - Fund
5300 Robin Hood Road                               Business Management Group,
Norfolk, VA 23513                                  Capital Research and
                                                   Management Company
--------------------------------------------------------------------------------


* Company affiliated with Capital Research and Management Company.

All of the officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as Investment Adviser.


No compensation is paid by the fund to any officer or Director who is a director, officer or employee of the Investment Adviser or affiliated companies. The fund pays annual fees of $15,000 to Directors who are not affiliated with the Investment Adviser, plus $1,000 for each Board of Directors meeting attended, plus $500 for each meeting attended as a member of a committee of the Board of Directors. No pension or retirement benefits are accrued as part of fund expenses. The Directors may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the Directors who are not affiliated with the Investment Adviser. As of February 15, 2001 the officers and Directors of the fund and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of the fund.


                                   MANAGEMENT

INVESTMENT ADVISER - The Investment Adviser, Capital Research and Management Company, founded in 1931, maintains research facilities in the U.S. and abroad (Los Angeles, San Francisco, New York, Washington, D.C., London, Geneva, Hong Kong, Singapore and Tokyo), with a staff of professionals, many of whom have a number of years of investment experience. The Investment Adviser is located at 333 South Hope Street, Los Angeles, CA 90071, and at 135


                         SMALLCAP World Fund - Page 14

South State College Boulevard, Brea, CA 92821. The Investment Adviser's research professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world. The Investment Adviser believes that it is able to attract and retain quality personnel. The Investment Adviser is a wholly owned subsidiary of The Capital Group Companies, Inc.


The Investment Adviser is responsible for managing more than $300 billion of stocks, bonds and money market instruments and serves over 11 million shareholder accounts of all types throughout the world. These investors include privately owned businesses and large corporations as well as schools, colleges, foundations and other non-profit and tax-exempt organizations.


INVESTMENT ADVISORY AND SERVICE AGREEMENT - The Investment Advisory and Service Agreement (the "Agreement") between the fund and the Investment Adviser will continue in effect until November 30, 2001, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (i) the Board of Directors, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (ii) the vote of a majority of Directors who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the Investment Adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940
Act).


The Investment Adviser, in addition to providing investment advisory services, furnishes the services and pays the compensation and travel expenses of persons to perform the executive, administrative, clerical and bookkeeping functions of the fund, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies, and postage used at the offices of the fund. The fund pays all expenses not assumed by the Investment Adviser, including, but not limited to, custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative services; costs of the designing, printing and mailing of reports, prospectuses, proxy statements, and notices to its shareholders; taxes; expenses of the issuance and redemption of shares of the fund (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the fund's Plans of Distribution (described below); legal and auditing expenses; compensation, fees, and expenses paid to directors unaffiliated with the Investment Adviser; association dues; costs of stationery and forms prepared exclusively for the fund; and costs of assembling and storing shareholder account data.


                         SMALLCAP World Fund - Page 15

Under the Agreement, the Investment Adviser's fee is calculated at the following annual rates:


                                 NET ASSET LEVEL

          RATE                  IN EXCESS OF                  UP TO
------------------------------------------------------------------------------
         0.800%               $             0            $ 1,000,000,000
------------------------------------------------------------------------------
         0.700                  1,000,000,000              2,000,000,000
------------------------------------------------------------------------------
         0.670                  2,000,000,000              3,000,000,000
------------------------------------------------------------------------------
         0.650                  3,000,000,000              5,000,000,000
------------------------------------------------------------------------------
         0.635                  5,000,000,000              8,000,000,000
------------------------------------------------------------------------------
         0.625                  8,000,000,000             13,000,000,000
------------------------------------------------------------------------------
         0.615                 13,000,000,000             17,000,000,000
------------------------------------------------------------------------------
         0.605                 17,000,000,000             21,000,000,000
------------------------------------------------------------------------------
         0.600                 21,000,000,000             27,000,000,000
------------------------------------------------------------------------------
         0.595                 27,000,000,000
------------------------------------------------------------------------------





The Investment Adviser has agreed that in the event the expenses of Class A shares of the fund (with the exclusion of interest, taxes, brokerage costs, extraordinary expenses such as litigation and acquisitions or other expenses excludable under applicable state securities laws or regulations) for any fiscal year ending on a date on which the Agreement is in effect, exceed the expense limitations, if any, applicable to the fund pursuant to state securities laws or any regulations thereunder, it will reduce its fee by the extent of such excess and, if required pursuant to any such laws or any regulations thereunder, will reimburse the fund in the amount of such excess. To the extent the fund's management fee must be waived due to Class A share expense ratios exceeding the above limit, management fees will be reduced similarly for all classes of shares of the fund or other Class A fees will be waived in lieu of management fees. For the fiscal years ended 2000, 1999, and 1998, the Investment Adviser received advisory fees of $87,004,000, $54,205,000, and $59,135,000, respectively.


ADMINISTRATIVE SERVICES AGREEMENT - The Administrative Services Agreement (the "Administrative Agreement") between the fund and the Investment Adviser, relating to the fund's Class C and F shares, will continue in effect until November 30, 2002, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of Directors who are not parties to the Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Administrative Agreement provides that the fund may terminate the agreement at any time by vote of a majority of Directors who are not interested persons of the fund. The Investment Adviser has the right to terminate the Administrative Agreement upon 60 days' written notice to the fund.
 The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).


                         SMALLCAP World Fund - Page 16

Under the Administrative Agreement, the Investment Adviser provides certain transfer agent and administrative services for shareholders of the fund's Class C and F shares. The Investment Adviser contracts with third parties, including American Funds Service Company, the fund's Transfer Agent, to provide these services. Services include, but are not limited to, shareholder account maintenance, transaction processing, tax information reporting, and shareholder and fund communications. In addition, the Investment Adviser monitors, coordinates and oversees the activities performed by third parties.


As compensation for its services, the Investment Adviser receives transfer agent fees for transfer agent services provided to the fund's Class C and F shares.
 Transfer agent fees are paid monthly according to a fee schedule contained in a Shareholder Services Agreement between the fund and American Funds Service Company. The fund's Class C and F shares pay only those transfer agent fees that are attributed to accounts and activities generated by their respective share class. The Investment Adviser also receives an administrative services fee for administrative services provided to the fund's Class C and F shares.
 Administrative services fees are paid monthly, accrued daily and calculated at the annual rate of 0.15% of the average net assets of the fund's Class C and F shares.


PRINCIPAL UNDERWRITER AND PLANS OF DISTRIBUTION - American Funds Distributors, Inc. (the "Principal Underwriter") is the principal underwriter of the fund's shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071, 135 South State College Boulevard, Brea, CA 92821, 3500 Wiseman Boulevard, San Antonio, TX 78251, 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240, and 5300 Robin Hood Road, Norfolk, VA 23513.


The fund has adopted Plans of Distribution (the "Plans"), pursuant to rule 12b-1 under the 1940 Act. The Principal Underwriter receives amounts payable pursuant to the Plans (see below). In addition, the Principal Underwriter receives revenues from sales of the fund's shares. For Class A shares, the Principal Underwriter receives commission revenue consisting of that portion of the Class A sales charge remaining after the allowances by the Principal Underwriter to investment dealers. For Class B shares, the Principal Underwriter sells the rights to Class B 12b-1 fees paid by the fund for distribution expenses to a third party and receives the revenue remaining after compensating investment dealers for sales of Class B shares. The fund also pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers of Class B shares. For Class C shares, the Principal Underwriter receives any contingent deferred sales charges that apply to Class C shares during the first year after purchase. The fund pays the Principal Underwriter for advancing the immediate service fees and commissions paid to qualified dealers of Class C shares. For Class F shares, the fund pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers and advisers of Class F shares.


Commissions retained by the Principal Underwriter on sales of Class A shares during the 2000 fiscal year amounted to $6,282,000 after an allowance of $29,088,000 to dealers. During the fiscal years ended 1999 and 1998, the Principal Underwriter retained $3,295,000 and $4,795,000, respectively, on sales of Class A shares after an allowance of $15,881,000 and $23,709,000 to dealers, respectively. Revenue retained and service fees received by the Principal Underwriter on sales of Class B shares during the 2000 fiscal year amounted to $651,000 after compensation of $2,943,000 to dealers.


As required by rule 12b-1 and the 1940 Act, the Plans (together with the Principal Underwriting Agreement) have been approved by the full Board of Directors and separately by a majority of


                         SMALLCAP World Fund - Page 17
the directors who are not "interested persons" of the fund and who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement. Potential benefits of the Plans to the fund include shareholder services, savings to the fund in transfer agency costs, savings to the fund in advisory fees and other expenses, benefits to the investment process from growth or stability of assets and maintenance of a financially healthy management organization. The selection and nomination of directors who are not "interested persons" of the fund are committed to the discretion of the directors who are not "interested persons" during the existence of the Plans. The Plans may not be amended to increase materially the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly and the Plans must be renewed annually by the Board of Directors.


Under the Plans, the fund may annually expend (i) for Class A shares, up to 0.30% of its net assets attributable to Class A shares, (ii) for Class B shares, 1.00% of its net assets attributable to Class B shares, (iii) for Class C shares, 1.00% of its net assets attributable to Class C shares, and (iv) for Class F shares, up to 0.50% of its net assets attributable to Class F shares, to finance any activity which is primarily intended to result in the sale of fund shares, provided the fund's Board of Directors has approved the category of expenses for which payment is being made.


For Class A shares, (i) up to 0.25% is reimbursed to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and (ii) up to the amount allowable under the fund's Class A 12b-1 limit is reimbursed to the Principal Underwriter for paying distribution-related expenses, including dealer commissions and wholesaler compensation paid on sales of shares of $1 million or more purchased without a sales charge (including purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, and retirement plans, endowments and foundations with $50 million or more in assets) ("no load purchases"). Commissions on no load purchases of Class A shares in excess of the Class A Plan limitation not reimbursed to the Principal Underwriter during the most recent fiscal quarter are recoverable for five quarters, provided that such commissions do not exceed the annual expense limit.
 After five quarters these commissions are not recoverable.


For Class B shares, (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and
(ii) 0.75% is paid to the Principal Underwriter for distribution-related expenses, including the financing of commissions paid to qualified dealers.


For Class C shares, (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and
(ii) 0.75% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualfied dealers.


For Class F shares, 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers or advisers. Currently, no compensation is paid under the fund's Class F Plan for distribution-related expenses.


During the 2000 fiscal year, the fund paid or accrued $35,699,000 for compensation to dealers or the Principal Underwriter under the Plan for Class A shares and $213,000 under the Plan for Class B shares. As of September 30, 2000, accrued and unpaid distribution expenses for Class A and Class B shares were $2,488,000 and $56,000, respectively.


                         SMALLCAP World Fund - Page 18

OTHER COMPENSATION TO DEALERS - The Principal Underwriter, at its expense (from a designated percentage of its income), currently provides additional compensation to dealers. Currently these payments are limited to the top 100 dealers who have sold shares of the fund or other funds in The American Funds Group. These payments will be based principally on a pro rata share of a qualifying dealer's sales. The Principal Underwriter will, on an annual basis, determine the advisability of continuing these payments.


                            TAXES AND DISTRIBUTIONS

FUND TAXATION - The fund has elected to be treated as a regulated investment company under Subchapter M of the Code. A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including the excess of net short-term capital gain over net long-term capital losses) and generally is not subject to federal income tax to the extent that it distributes annually 100% of its investment company taxable income and net realized capital gains in the manner required under the Code. The fund intends to distribute annually all of its investment company taxable income and net realized capital gains and therefore does not expect to pay federal income tax, although in certain circumstances the fund may determine that it is in the interest of shareholders to distribute less than that amount.


To be treated as a regulated investment company under Subchapter M of the Code, the fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash, U.S. Government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation generally limited, in respect of any one issuer, to an amount not greater than 5% of the market value of the fund's assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), or two or more issuers which the fund controls and which are determined to be engaged in the same or similar trades or businesses.


Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the "distributed amount" for such calendar year. The term "required distribution" means the sum of (i) 98% of ordinary income (generally net investment income) for the calendar year, (ii) 98% of capital gain (both long-term and short-term) for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year), and
(iii) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (i) amounts actually distributed by the fund from its current year's ordinary income and capital gain net income and (ii) any amount on which the fund pays income tax during the periods described above. Although the fund intends to distribute its net investment income and net capital gains so as to avoid excise tax liability, the fund may determine that it is the interest of shareholders to distribute a lesser amount.


                         SMALLCAP World Fund - Page 19

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS - Dividends and capital gain distributions on fund shares will be reinvested in shares of the fund of the same class, unless shareholders indicate in writing that they wish to receive them in cash or in shares of the same class of other American Funds, as provided in the prospectus.


Distributions of investment company taxable income and net realized capital gains to individual shareholders will be taxable whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of that share on the reinvestment date.


     DIVIDENDS - The fund intends to follow the practice of distributing substantially all of its investment company taxable income, which includes any excess of net realized short-term gains over net realized long-term capital losses. Investment company taxable income generally includes dividends, interest, net short-term capital gains in excess of net long-term capital losses, and certain foreign currency gains, if any, less expenses and certain foreign currency losses.

     Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the fund accrues receivables or liabilities denominated in a foreign currency and the time the fund actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of the fund's investment company taxable income to be distributed to its shareholders as ordinary income.


     If the fund invests in stock of certain passive foreign investment companies, the fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the fund's holding period for the stock. The distribution or gain so allocated to any taxable year of the fund, other than the taxable year of the excess distribution or disposition, would be taxed to the fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the fund's investment company taxable income and, accordingly, would not be taxable to the fund to the extent distributed by the fund as a dividend to its shareholders.


     To avoid such tax and interest, the fund intends to elect to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time. Under this election, deductions for losses are allowable only to the extent of any prior recognized gains, and both gains and losses will be treated as ordinary income or loss. The fund will be required to distribute any resulting income, even though it has not sold the security and received cash to pay such distributions. Upon disposition of these


                         SMALLCAP World Fund - Page 20
     securities, any gain recognized is treated as ordinary income and loss is treated as ordinary loss to the extent of any prior recognized gain.


     Dividends from domestic corporations are expected to comprise some portion of the fund's gross income. To the extent that such dividends constitute any of the fund's gross income, a portion of the income distributions of the fund will be eligible for the deduction for dividends received by corporations. Shareholders will be informed of the portion of dividends which so qualify. The dividends-received deduction is reduced to the extent that either the fund shares, or the underlying shares of stock held by the fund, with respect to which dividends are received, are treated as debt-financed under federal income tax law and is eliminated if the shares are deemed to have been held by the shareholder or the fund, as the case may be, for less than 46 days during the 90-day period beginning on the date which is 45 days before the date on which the shares become ex-dividend. Capital gain distributions are not eligible for the dividends-received deduction.


     A portion of the difference between the issue price of zero coupon securities and their face value ("original issue discount") is considered to be income to the fund each year, even though the fund will not receive cash interest payments from these securities. This original issue discount (imputed income) will comprise a part of the investment company taxable income of the fund which must be distributed to shareholders in order to maintain the qualification of the fund as a regulated investment company and to avoid federal income taxation at the level of the fund.


     In addition, some of the bonds may be purchased by a fund at a discount that exceeds the original issue discount on such bonds, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any bond having market discount generally will be treated as taxable ordinary income to the extent it does not exceed the accrued market discount on such bond (unless a fund elects to include market discount in income in tax years to which it is attributable). Generally, market discount accrues on a daily basis for each day the bond is held by a fund on a straight-line basis over the time remaining to the bond's maturity. In the case of any debt security having a fixed maturity date of not more than one year from its date of issue, the gain realized on disposition generally will be treated as short-term capital gain. In general, any gain realized on disposition of a security held less than one year is treated as short-term capital gain.


     Dividend and interest income received by the fund from sources outside the U.S. may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the U.S. may reduce or eliminate these foreign taxes, however. Most foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.


     CAPITAL GAIN DISTRIBUTIONS - The fund also intends to follow the practice
     of distributing the entire excess of net realized    long-term capital
     gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carry-forward of the fund.

     If any net long-term capital gains in excess of net short-term capital losses are retained by the fund for reinvestment, requiring federal income taxes to be paid thereon by the fund, the fund intends to elect to treat such capital gains as having been distributed to


                         SMALLCAP World Fund - Page 21
     shareholders. As a result, each shareholder will report such capital gains as long-term capital gains taxable to individual shareholders at a maximum 20% capital gains rate, will be able to claim a pro rata share of federal income taxes paid by the fund on such gains as a credit against personal federal income tax liability, and will be entitled to increase the adjusted tax basis on fund shares by the difference between a pro rata share of the retained gains and their related tax credit.


SHAREHOLDER TAXATION - In January of each year individual shareholders of the fund will receive a statement of the federal income tax status of all distributions. Shareholders of the fund also may be subject to state and local taxes on distributions received from the fund. Distributions of the excess of net long-term capital gains over net short-term capital losses which the fund properly designates as "capital gain dividends" generally will be taxable to individual shareholders at a maximum 20% capital gains rate, regardless of the length of time the shares of the fund have been held by such shareholders. Any loss realized upon the redemption of shares held at the time of redemption for six months or less from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain during such six-month period.


Distributions by the fund result in a reduction in the net asset value of the fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of investment capital. For this reason, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of investment capital upon the distribution, which will nevertheless be taxable to them.


The fund may make the election permitted under Section 853 of the Code so that shareholders may (subject to limitations) be able to claim a credit or deduction on their federal income tax returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of qualified taxes paid by the fund to foreign countries (which taxes relate primarily to investment income). The fund may make an election under Section 853 of the Code, provided that more than 50% of the value of the total assets of the fund at the close of the taxable year consists of securities of foreign corporations.
 The foreign tax credit available to shareholders is subject to certain limitation imposed by the Code.


Redemptions of shares, including exchanges for shares of another American Fund, may result in federal, state and local tax consequences (gain or loss) to the shareholder. However, conversion from one class to another class in the same fund should not be a taxable event.


If a shareholder exchanges or otherwise disposes of shares of the fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge for shares of the fund, or of a different fund, the sales charge previously incurred in acquiring the fund's shares will not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purposes of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other funds. Also, any loss realized on a redemption or exchange of shares of the fund will be disallowed to the extent substantially


                         SMALLCAP World Fund - Page 22
identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.


The fund will be required to report to the IRS all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of a regulated investment company may be subject to withholding of federal income tax at the rate of 31% in the case of non-exempt U.S. shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if the fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.


The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or a lower rate under an applicable income tax treaty) on dividend income received by the shareholder.


Shareholders should consult their tax advisers about the application of federal, state and local tax law in light of their particular situation.


                         SMALLCAP World Fund - Page 23

                               PURCHASE OF SHARES


        METHOD            INITIAL INVESTMENT        ADDITIONAL INVESTMENTS
-------------------------------------------------------------------------------
                        See "Purchase           $50 minimum (except where a
                        Minimums" for initial   lower minimum is noted under
                        investment minimums.    "Purchase Minimums").
-------------------------------------------------------------------------------
By contacting           Visit any investment    Mail directly to your
your investment dealer  dealer who is           investment dealer's address
                        registered in the       printed on your account
                        state where the         statement.
                        purchase is made and
                        who has a sales
                        agreement with
                        American Funds
                        Distributors.
-------------------------------------------------------------------------------
By mail                 Make your check         Fill out the account additions
                        payable to the fund     form at the bottom of a recent
                        and mail to the         account statement, make your
                        address indicated on    check payable to the fund,
                        the account             write your account number on
                        application. Please     your check, and mail the check
                        indicate an investment  and form in the envelope
                        dealer on the account   provided with your account
                        application.            statement.
-------------------------------------------------------------------------------
By telephone            Please contact your     Complete the "Investments by
                        investment dealer to    Phone" section on the account
                        open account, then      application or American
                        follow the procedures   FundsLink Authorization Form.
                        for additional          Once you establish the
                        investments.            privilege, you, your financial
                                                advisor or any person with your
                                                account information can call
                                                American FundsLine(R) and make
                                                investments by telephone
                                                (subject to conditions noted in
                                                "Shareholder Account Services
                                                and Privileges - Telephone and
                                                Computer Purchases, Redemptions
                                                and Exchanges" below).
-------------------------------------------------------------------------------
By computer             Please contact your     Complete the American FundsLink
                        investment dealer to    Authorization Form. Once you
                        open account, then      established the privilege, you,
                        follow the procedures   your financial advisor or any
                        for additional          person with your account
                        investments.            information may access American
                                                FundsLine OnLine(R) on the
                                                Internet and make investments
                                                by computer (subject to
                                                conditions noted in
                                                "Shareholder Account Services
                                                and Privileges - Telephone and
                                                Computer Purchases, Redemptions
                                                and Exchanges" below).
-------------------------------------------------------------------------------
By wire                 Call 800/421-0180 to    Your bank should wire your
                        obtain your account     additional investments in the
                        number(s), if           same manner as described under
                        necessary. Please       "Initial Investment."
                        indicate an investment
                        dealer on the account.
                        Instruct your bank to
                        wire funds to:

                        Wells Fargo Bank
                        155 Fifth Street,
                        Sixth Floor
                        San Francisco, CA
                        94106
                        (ABA#121000248)

                        For credit to the
                        account of:
                        American Funds Service
                        Company a/c#
                        4600-076178
                        (fund name)
                        (your fund acct. no.)
-------------------------------------------------------------------------------


The funds and the Principal Underwriter reserve the right to reject any purchase order. Generally, Class F shares may only be purchased through fee-based programs of investment firms and registered investment advisers who have special agreements with the fund's distributor. Class B and C shares are generally not available to certain employer-sponsored retirement plans, such as 401(k) plans, employer-sponsored 403(b) plans, and money purchase


                         SMALLCAP World Fund - Page 24
pension and profit sharing plans. In addition, the state tax-exempt funds are only offered in certain states and tax-exempt funds in general should not serve as retirement plan investments.


PURCHASE MINIMUMS - The minimum initial investment for all funds in The American Funds Group, except the money market funds and the state tax-exempt funds, is $250. The minimum initial investment for the money market funds (The Cash Management Trust of America, The Tax-Exempt Money Fund of America, and The U.S. Treasury Money Fund of America) and the state tax-exempt funds (The Tax-Exempt Fund of California, The Tax-Exempt Fund of Maryland, and The Tax-Exempt Fund of Virginia) is $1,000. Purchase minimums are reduced to $50 for purchases through "Automatic Investment Plans" (except for the money market funds) or to $25 for purchases by retirement plans through payroll deductions and may be reduced or waived for shareholders of other funds in The American Funds Group. The minimum is $50 for additional investments (except for retirement plan payroll deductions as noted above).


PURCHASE MAXIMUM FOR CLASS B SHARES - The maximum purchase order for Class B shares for all American Funds is $100,000. For investments above $100,000, Class A shares are generally a less expensive option over time due to sales charge reductions or waivers.


PURCHASE MAXIMUM FOR CLASS C SHARES - The maximum purchase order for Class C shares for all American Funds is $500,000.


FUND NUMBERS - Here are the fund numbers for use with our automated phone line, American FundsLine/(R)/ (see description below):

                                                  FUND      FUND      FUND       FUND
                                                 NUMBER    NUMBER    NUMBER     NUMBER
FUND                                            CLASS A   CLASS B   CLASS C    CLASS F
----------------------------------------------------------------------------------------
STOCK AND STOCK/BOND FUNDS
AMCAP Fund/(R)/ . . . . . . . . . . . . . . .      02       202       302        402
American Balanced Fund/(R)/ . . . . . . . . .      11       211       311        411
American Mutual Fund/(R)/ . . . . . . . . . .      03       203       303        403
Capital Income Builder/(R)/ . . . . . . . . .      12       212       312        412
Capital World Growth and Income Fund/SM/  . .      33       233       333        433
EuroPacific Growth Fund/(R)/  . . . . . . . .      16       216       316        416
Fundamental Investors/SM/ . . . . . . . . . .      10       210       310        410
The Growth Fund of America/(R)/ . . . . . . .      05       205       305        405
The Income Fund of America/(R)/ . . . . . . .      06       206       306        406
The Investment Company of America/(R)/  . . .      04       204       304        404
The New Economy Fund/(R)/ . . . . . . . . . .      14       214       314        414
New Perspective Fund/(R)/ . . . . . . . . . .      07       207       307        407
New World Fund/SM/  . . . . . . . . . . . . .      36       236       336        436
SMALLCAP World Fund/(R)/  . . . . . . . . . .      35       235       335        435
Washington Mutual Investors Fund/SM/  . . . .      01       201       301        401
BOND FUNDS
American High-Income Municipal Bond Fund/(R)/      40       240       340        440
American High-Income Trust/SM/  . . . . . . .      21       221       321        421
The Bond Fund of America/SM/  . . . . . . . .      08       208       308        408
Capital World Bond Fund/(R)/  . . . . . . . .      31       231       331        431
Intermediate Bond Fund of America/SM/ . . . .      23       223       323        423
Limited Term Tax-Exempt Bond Fund of
America/SM/ . . . . . . . . . . . . . . . . .      43       243       343        443
The Tax-Exempt Bond Fund of America/(R)/  . .      19       219       319        419
The Tax-Exempt Fund of California/(R)/* . . .      20       220       320        420
The Tax-Exempt Fund of Maryland/(R)/* . . . .      24       224       324        424
The Tax-Exempt Fund of Virginia/(R)/* . . . .      25       225       325        425
U.S. Government Securities Fund/SM/ . . . . .      22       222       322        422
MONEY MARKET FUNDS
The Cash Management Trust of America/(R)/ . .      09       209       309        409
The Tax-Exempt Money Fund of America/SM/  . .      39       N/A       N/A        N/A
The U.S. Treasury Money Fund of America/SM/ .      49       N/A       N/A        N/A
___________
*Available only in certain states.



                         SMALLCAP World Fund - Page 25

                                 SALES CHARGES

CLASS A SALES CHARGES - The sales charges you pay when purchasing Class A shares of stock, stock/bond, and bond funds of The American Funds Group are set forth below. The money market funds of The American Funds Group are offered at net asset value. (See "Fund Numbers" for a listing of the funds.)

                                                                                       DEALER
                                                               SALES CHARGE AS       CONCESSION
                                                              PERCENTAGE OF THE:    AS PERCENTAGE
                                                              ------------------       OF THE
AMOUNT OF PURCHASE
AT THE OFFERING PRICE                                        NET AMOUNT  OFFERING     OFFERING
                                                             -INVESTED-   PRICE         PRICE
------------------------------------------------------------- --------    -----         -----
STOCK AND STOCK/BOND FUNDS
Less than $25,000 . . . . . . . . .                            6.10%      5.75%         5.00%
$25,000 but less than $50,000 . . .                            5.26       5.00          4.25
$50,000 but less than $100,000. .                              4.71       4.50          3.75
BOND FUNDS
Less than $100,000 . . . . . . . .                             3.90       3.75          3.00
STOCK, STOCK/BOND, AND BOND FUNDS
$100,000 but less than $250,000 .                              3.63       3.50          2.75
$250,000 but less than $500,000 .                              2.56       2.50          2.00
$500,000 but less than $750,000 .                              2.04       2.00          1.60
$750,000 but less than $1 million                              1.52       1.50          1.20
$1 million or more . . . . . . . . . .        none     none    (see below)
-----------------------------------------------------------------------------


CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES - Investments of $1 million or more are sold with no initial sales charge. HOWEVER, A 1% CONTINGENT DEFERRED SALES CHARGE (CDSC) MAY BE


                         SMALLCAP World Fund - Page 26

IMPOSED IF REDEMPTIONS ARE MADE WITHIN ONE YEAR OF PURCHASE. Employer-sponsored defined contribution-type plans investing $1 million or more, or with 100 or more eligible employees, and Individual Retirement Account rollovers from retirement plans with assets invested in the American Funds (see "Individual Retirement Account (IRA) Rollovers" below) may invest with no sales charge and are not subject to a CDSC. 403(b) plans may be treated as employer-sponsored plans for sales charge purposes if: (i) the American Funds are principal investment options; (ii) the employer facilitates the enrollment process by, for example, allowing for onsite group enrollment meetings held during working hours; and (iii) there is only one dealer firm assigned to the plans. 403(b) plans meeting these criteria may invest with no sales charge and are not subject to a CDSC if investing $1 million or more or having 100 or more eligible employees.


Investments made through accounts that purchased Class A shares of the fund before March 15, 2001 and are part of certain qualified fee-based programs, and retirement plans, endowments or foundations with $50 million or more in assets, may also be made with no sales charge and are not subject to a CDSC. A dealer concession of up to 1% may be paid by the fund under its Class A Plan of Distribution on investments made with no initial sales charge.


In addition, Class A shares of the stock, stock/bond and bond funds may be sold at net asset value to:


(1) current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to, the funds managed by Capital Research and Management Company, current or retired employees of Washington Management Corporation, current or retired employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members and employees of the above persons, and trusts or plans primarily for such persons;

(2) current registered representatives, retired registered representatives with respect to accounts established while active, or full-time employees (and their spouses, parents, and children) of dealers who have sales agreements with the Principal Underwriter (or who clear transactions through such dealers) and plans for such persons or the dealers;

(3) companies exchanging securities with the fund through a merger, acquisition or exchange offer;

(4)  insurance company separate accounts;

(5)  accounts managed by subsidiaries of The Capital Group Companies, Inc.;

(6) The Capital Group Companies, Inc., its affiliated companies and Washington Management Corporation; and

(7) wholesalers and full-time employees of insurance companies involved in the distribution of insurance company separate accounts whose underlying investments are managed by any affiliate of The Capital Group Companies, Inc.

Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense.


                         SMALLCAP World Fund - Page 27

CONTINGENT DEFERRED SALES CHARGE ON CLASS A AND C SHARES - Except as described above, a CDSC of 1% applies to redemptions of Class A shares of the American Funds, other than the money market funds, made within 12 months following the purchase of Class A shares of $1 million or more made without an initial sales charge. A CDSC of 1% also applies to redemptions of Class C shares of the American Funds made within 12 months following the purchase of the Class C shares. The charge is 1% of the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gain distributions) or the total cost of such shares. Shares held the longest are assumed to be redeemed first for purposes of calculating this CDSC. The CDSC may be waived in certain circumstances. See "CDSC Waivers for Class A and C Shares" below.


CLASS B SALES CHARGES - Class B shares are sold without any initial sales charge. However, a CDSC may be applied to shares you sell within six years of purchase, as shown in the table below:



  CONTINGENT DEFERRED SALES CHARGE
     ON SHARES SOLD WITHIN YEAR             AS A % OF SHARES BEING SOLD
 ------------------------------------------------------------------------------
                 1                                    5.00%
                 2                                    4.00%
                 3                                    4.00%
                 4                                    3.00%
                 5                                    2.00%
                 6                                    1.00%



There is no CDSC on appreciation in share value above the initial purchase price or on shares acquired through reinvestment of dividends or capital gain distributions. In addition, the CDSC may be waived in certain circumstances.
 See "CDSC Waivers for Class B shares" below. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. In processing redemptions of Class B shares, shares that are not subject to any CDSC will be redeemed first followed by shares that you have owned the longest during the six-year period.


CLASS F SALES CHARGE - Class F shares are sold with no initial or contingent deferred sales charge.


DEALER COMMISSIONS AND COMPENSATION - For Class A shares, commissions (up to 1%) are paid to dealers who initiate and are responsible for purchases of $1 million or more, for purchases by any employer-sponsored defined contribution-type plan investing $1 million or more or with 100 or more eligible employees, IRA rollover accounts (as described in "Individual Retirement Account (IRA) Rollovers" below), and for purchases made at net asset value by certain retirement plans, endowments and foundations with assets of $50 million or more.
 Commissions on investments in Class A shares are paid at the following rates:
1.00% on amounts of $1 million to $4 million, 0.50% on amounts over $4 million to $10 million, and 0.25% on amounts over $10 million. Commissions are based on cumulative investments and are not annually reset.


For Class B shares, compensation equal to 4.00% of the amount invested is paid by the Principal Underwriter to dealers who sell Class B shares.


                         SMALLCAP World Fund - Page 28

For Class C shares, compensation equal to 1.00% of the amount invested is paid by the Principal Underwriter to dealers who sell Class C shares.


CONVERSION OF CLASS B AND C SHARES - Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date.
 Class C shares automatically convert to Class F shares in the month of the ten-year anniversary of the purchase date. The conversion of shares is subject to the Internal Revenue Service's continued position that the conversions are not subject to federal income tax. In the event the Internal Revenue Service no longer takes this position, the automatic conversion feature may be suspended, in which event no further conversions of Class B or C shares would occur while such suspension remained in effect. In that event, at your option, Class B shares could be exchanged for Class A shares and Class C shares for Class F shares on the basis of the relative net asset values of the two classes, without the imposition of a sales charge or fee; however, such an exchange could constitute a taxable event for you. Absent such an exchange, Class B and C shares would continue to be subject to higher expenses for longer than eight years and ten years, respectively.


                      SALES CHARGE REDUCTIONS AND WAIVERS

REDUCING YOUR CLASS A SALES CHARGE - You and your "immediate family" (your spouse and your children under age 21) may combine investments to reduce your costs. You must let your investment dealer or American Funds Service Company (the "Transfer Agent") know if you qualify for a reduction in your sales charge using one or any combination of the methods described below.


     STATEMENT OF INTENTION - You may enter into a non-binding commitment to purchase shares of a fund(s) over a 13-month period and receive the same sales charge as if all shares had been purchased at once. This includes purchases made during the previous 90 days, but does not include future appreciation of your investment or reinvested distributions. The reduced sales charges and offering prices set forth in the Prospectus apply to purchases of $25,000 or more for equity funds and $100,000 or more for bond funds made within a 13-month period subject to the following statement of intention (the "Statement"). The Statement is not a binding obligation to purchase the indicated amount.

     When a shareholder elects to use a Statement in order to qualify for a reduced sales charge, shares equal to 5% of the dollar amount specified in the Statement will be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified 13-month period, the purchaser will remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. If the difference is not paid by the close of the Statement period, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser will be liable to the Principal Underwriter for the balance still outstanding.

     The Statement may be revised upward at any time during the 13-month period, and such a revision will be treated as a new Statement, except that the 13-month period during which the purchase must be made will remain unchanged. Accordingly, upon your


                         SMALLCAP World Fund - Page 29
     request, the sales charge paid on investments made 90 days prior to the Statement revision will be adjusted to reflect the revised Statement.

     Existing holdings eligible for rights of accumulation (see below), including Class A shares held in a fee-based arrangement, other classes of shares of the American Funds, and any individual investments in American Legacy variable annuities and variable life insurance policies (American Legacy, American Legacy II and American Legacy III variable annuities, American Legacy Life, American Legacy Variable Life, and American Legacy Estate Builder) may be credited toward satisfying the Statement.

     During the Statement period reinvested dividends and capital gain distributions, investments in money market funds, and investments made under a right of reinstatement will not be credited toward satisfying the Statement. The Statement will be considered completed if the shareholder dies within the 13-month Statement period. Commissions will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder's death.

     When the trustees of certain retirement plans purchase shares by payroll deduction, the sales charge for the investments made during the 13-month period will be handled as follows: the regular monthly payroll deduction investment will be multiplied by 13 and then multiplied by 1.5. The current value of existing American Funds investments (other than money market fund investments) and any rollovers or transfers reasonably anticipated to be invested in non-money market American Funds during the 13-month period, and any individual investments in American Legacy variable annuities and variable life insurance policies are added to the figure determined above. The sum is the Statement amount and applicable breakpoint level. On the first investment and all other investments made pursuant to the Statement, a sales charge will be assessed according to the sales charge breakpoint thus determined. There will be no retroactive adjustments in sales charges on investments made during the 13-month period.

     Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms with their first purchase.

     AGGREGATION - Sales charge discounts are available for certain aggregated investments. Qualifying investments include those made by you and your immediate family (your spouse and your children under the age of 21), if all parties are purchasing shares for their own accounts and/or:

     . individual-type employee benefit plan(s), such as an IRA, 403(b) plan (see exception below), or single-participant Keogh-type plan;

     . business accounts solely controlled by you or your immediate family (for example, you own the entire business);

     . trust accounts established by you or your immediate family. However, if the person(s) who established the trust is deceased, the trust account may be aggregated with accounts of the person who is the primary beneficiary of the trust; or

     . endowments or foundations established and controlled by you or your immediate family.


                         SMALLCAP World Fund - Page 30

     Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

     . for a single trust estate or fiduciary account, excluding individual-type employee benefit plans described above;

     . made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, again excluding individual-type employee benefit plans described above;

     . for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares;

     . for non-profit, charitable or educational organizations (or any employer-sponsored retirement plan for such an endowment or foundation) or any endowments or foundations established and controlled by the organization; or

     .   for participant accounts of a 403(b) plan that is treated as an employer-sponsored plan (see "Class A Purchases Not Subject to Sales Charges" above), or made for two or more 403(b) plans that are treated as employer-sponsored plans of a single employer or affiliated employers as defined in the 1940 Act.

     Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

     CONCURRENT PURCHASES - You may combine purchases of all classes of shares of two or more funds in The American Funds Group, as well as individual holdings in American Legacy variable annuities and variable life insurance policies. Shares of money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of the money market funds are excluded.

     RIGHTS OF ACCUMULATION - You may take into account the current value (or if greater, the amount you invested less any withdrawals) of your existing holdings in all share classes of The American Funds Group, as well as your holdings in Endowments (shares of which may be owned only by tax-exempt organizations), to determine your sales charge on investments in accounts eligible to be aggregated, or when making a gift to an individual or charity. When determining your sales charge, you may also take into account the value of your individual holdings, as of the end of the week prior to your investment, in various American Legacy variable annuities and variable life insurance policies. Direct purchases of the money market funds are excluded.

CDSC WAIVERS FOR CLASS A AND C SHARES - Any CDSC on Class A and C shares may be waived in the following cases:


(1) Exchanges (except if shares acquired by exchange are then redeemed within 12 months of the initial purchase).


                         SMALLCAP World Fund - Page 31

(2) Distributions from 403(b) plans or IRAs due to death, post-purchase disability or attainment of age 59-1/2.

(3)  Tax-free returns of excess contributions to IRAs.

(4) Redemptions through systematic withdrawal plans (see "Automatic Withdrawals" below), not exceeding 12% each year of the lesser of the original purchase cost or the current market value of the shares being sold that would otherwise be subject to a CDSC.

CDSC WAIVERS FOR CLASS B SHARES - Any CDSC on Class B shares may be waived in the following cases:


(1) Redemptions through systematic withdrawal plans ("SWPs") (see "Automatic Withdrawals" below) not exceeding 12% each year of the lesser of the original purchase cost or the current market value of the shares being sold that would otherwise be subject to a CDSC. Shares not subject to a CDSC (such as shares representing reinvestment of distributions) will be redeemed first and will count toward the 12% limitation. If there are insufficient shares not subject to a CDSC, shares subject to the lowest CDSC will be redeemed next until the 12% limit is reached.

The 12% fee from CDSC limit is calculated on a pro rata basis at the time the first payment is made and is recalculated thereafter on a pro rata basis at the time of each SWP payment. Shareholders who establish a SWP should be aware that the amount of that payment not subject to a CDSC may vary over time depending on fluctuations in net asset value of their account. This privilege may be revised or terminated at any time.


(2) Required minimum distributions taken from retirement accounts upon the attainment of age 70-1/2.

(3) Distributions due to death or post-purchase disability of a shareholder. In the case of joint tenant accounts, if one joint tenant dies, the surviving joint tenant(s), at the time they notify the Transfer Agent of the decedent's death and remove his/her name from the account, may redeem shares from the account without incurring a CDSC. Redemptions subsequent to the notification to the Transfer Agent of the death of one of the joint owners will be subject to a CDSC.

                 INDIVIDUAL RETIREMENT ACCOUNT (IRA) ROLLOVERS

Assets from a retirement plan (plan assets) may be invested in any class of shares of the American Funds (except as described below) through an IRA rollover plan. All such rollover investments will be subject to the terms and conditions for Class A, B, C and F shares contained in the fund's current prospectus and statement of additional information. In the case of an IRA rollover involving plan assets that offered an investment option managed by any affiliate of The Capital Group Companies, Inc., including any of the American Funds, the assets may only be invested in Class A shares of the American Funds. Such investments will be at net asset value and will not be subject to a contingent deferred sales charge. Dealers who initiate and are responsible for such investments will be compensated pursuant to the schedule applicable to Class A share investments of $1 million or more (see "Dealers Commissions and Compensation" above).


                         SMALLCAP World Fund - Page 32

                                PRICE OF SHARES

Shares are purchased at the offering price next determined after the purchase order is received and accepted by the fund or the Transfer Agent; this offering price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers, accepted by the Principal Underwriter prior to its close of business. In the case of orders sent directly to the fund or the Transfer Agent, an investment dealer MUST be indicated. The dealer is responsible for promptly transmitting purchase orders to the Principal Underwriter.


Orders received by the investment dealer, the Transfer Agent, or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Prices which appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day's closing price whereas purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share which is calculated once daily as of approximately 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange each day the Exchange is open. If, for example, the Exchange closes at 1:00 p.m., the fund's share price would still be determined as of 4:00 p.m. New York time. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.


All portfolio securities of funds managed by Capital Research and Management Company (other than money market funds) are valued, and the net asset value per share is determined as follows:


1. Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Investment Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the Investment Adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type.

Short-term securities maturing within 60 days are valued at amortized cost which approximates market value.


Assets or liabilities initially expressed in terms of non-U.S. currencies are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.


Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under policies approved by the fund's Board. The fair value of all other assets is added to the value of securities to arrive at the total assets;


2. Liabilities, including accruals of taxes and other expense items, are deducted from total assets; and


                         SMALLCAP World Fund - Page 33

3. Net assets so obtained are then divided by the total number of shares outstanding, and the result, rounded to the nearer cent, is the net asset value per share.

Any purchase order may be rejected by the Principal Underwriter or by the fund. The Principal Underwriter will not knowingly sell shares of the fund directly or indirectly to any person or entity, where, after the sale, such person or entity would own beneficially directly or indirectly more than 4.5% of the outstanding shares of the fund without the consent of a majority of the fund's Board of Directors.


                                 SELLING SHARES

Shares are sold at the net asset value next determined after your request is received in good order by the Transfer Agent. Sales of certain Class A, B and C shares may be subject to a CDSC. Generally, Class F shares may only be sold through fee-based programs of investment firms and registered investment advisers with special agreements with the fund's distributor.


You may sell (redeem) other classes of shares in your account in any of the following ways:


     THROUGH YOUR DEALER (certain charges may apply)

     - Shares held for you in your dealer's street name must be sold through the dealer.

     WRITING TO AMERICAN FUNDS SERVICE COMPANY

     -     Requests must be signed by the registered shareholder(s).

     -     A signature guarantee is required if the redemption is:

          -  Over $50,000;

          - Made payable to someone other than the registered shareholder(s); or

          - Sent to an address other than the address of record, or an address of record which has been changed within the last 10 days.

          Your signature may be guaranteed by a domestic stock exchange or the National Association of Securities Dealers, Inc., bank, savings association or credit union that is an eligible guarantor institution. The Transfer Agent reserves the right to require a signature guarantee on any redemptions.


     - Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

     - You must include any shares you wish to sell that are in certificate form.

     TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY, OR BY USING AMERICAN FUNDSLINE/(R)/ OR AMERICAN FUNDSLINE ONLINE/(R)/

     -
          Redemptions by telephone or fax (including American FundsLine/(R)/ and American FundsLine OnLine/(R)/) are limited to $50,000 per shareholder each day.


                         SMALLCAP World Fund - Page 34

     -     Checks must be made payable to the registered shareholder(s).

     - Checks must be mailed to an address of record that has been used with the account for at least 10 days.

     MONEY MARKET FUNDS

     - You may have redemptions of $1,000 or more wired to your bank by writing American Funds Service Company.

     - You may establish check writing privileges (use the money market funds application).

          - If you request check writing privileges, you will be provided with checks that you may use to draw against your account. These checks may be made payable to anyone you designate and must be signed by the authorized number of registered shareholders exactly as indicated on your checking account signature card.

          - Check writing is not available for Class B, C or F shares of The Cash Management Trust.

If you sell Class A, B or C shares and request a specific dollar amount to be sold, we will sell sufficient shares so that the sale proceeds, after deducting any applicable CDSC, equals the dollar amount requested.


Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.


You may reinvest proceeds from a redemption or a dividend or capital gain distribution of Class A, B, C or F shares without a sales charge in the Class A shares of any fund in The American Funds Group within 90 days after the date of the redemption or distribution (any CDSC on Class A or C shares will be credited to your account). In addition, proceeds from a redemption or a dividend or capital gain distribution of Class C shares may be reinvested in Class C shares. Redemption proceeds of shares representing direct purchases in the money market funds that are reinvested in non-money market funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by the Transfer Agent.


                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

The following services and privileges are generally available to all shareholders. However, certain services and privileges may not be available if your account is held with an investment dealer.


                         SMALLCAP World Fund - Page 35

AUTOMATIC INVESTMENT PLAN - An automatic investment plan enables you to make monthly or quarterly investments in The American Funds through automatic debits from your bank account. To set up a plan you must fill out an account application and specify the amount you would like to invest ($50 minimum) and the date on which you would like your investments to occur. The plan will begin within 30 days after your account application is received. Your bank account will be debited on the day or a few days before your investment is made, depending on the bank's capabilities. The Transfer Agent will then invest your money into the fund you specified on or around the date you specified. For example, if the date you specified falls on a weekend or holiday, your money will be invested on the next business day. If your bank account cannot be debited due to insufficient funds, a stop-payment or the closing of the account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by writing to the Transfer Agent.


AUTOMATIC REINVESTMENT - Dividends and capital gain distributions are reinvested in additional shares of the same class and fund at net asset value unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, the Transfer Agent or your investment dealer.


If you have elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from American Funds Service Company with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares.


CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS - You may cross-reinvest dividends and capital gains ("distributions") of the same share class into any other fund in The American Funds Group at net asset value, subject to the following conditions:


(a) The aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5,000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund's minimum initial investment requirement),

(b) If the value of the account of the fund receiving distributions is below the minimum initial investment requirement, distributions must be automatically reinvested,

(c) If you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distributions must equal or exceed the minimum initial investment requirement. If you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.

EXCHANGE PRIVILEGE - You may only exchange shares into other funds in The American Funds Group within the same class. However, exchanges from Class A shares of The Cash Management Trust of America may be made to Class B or C shares of any other American Fund for dollar cost averaging purposes. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from the money market funds are subject to applicable sales charges on the fund being purchased, unless the money market fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions.


                         SMALLCAP World Fund - Page 36

Exchanges of Class F shares generally may only be done through fee-based programs of investment firms and registered investment advisers with special agreements with the fund's distributor. You may exchange shares of other classes by writing to the Transfer Agent (see "Selling Shares"), by contacting your investment dealer, by using American FundsLine and American FundsLine OnLine (see "American FundsLine and American FundsLine OnLine" below), or by telephoning 800/421-0180 toll-free, faxing (see "American Funds Service Company Service Areas" -- "Principal Underwriter and Transfer Agent" in the prospectus for the appropriate fax numbers) or telegraphing the Transfer Agent. (See "Telephone and Computer Purchases, Redemptions and Exchanges" below.) Shares held in corporate-type retirement plans for which Capital Bank and Trust Company serves as trustee may not be exchanged by telephone, computer, fax or telegraph. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received. (See "Purchase of Shares"--"Price of Shares.") THESE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.


AUTOMATIC EXCHANGES - You may automatically exchange shares of the same class in amounts of $50 or more among any of the funds in The American Funds Group on any day (or preceding business day if the day falls on a non-business day) of each month you designate.


AUTOMATIC WITHDRAWALS - Withdrawal payments are not to be considered as dividends, yield or income. Automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder's account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.


ACCOUNT STATEMENTS - Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments will be reflected on regular confirmation statements from the Transfer Agent. Dividend and capital gain reinvestments, purchases through automatic investment plans and certain retirement plans, as well as automatic exchanges and withdrawals will be confirmed at least quarterly.


AMERICAN FUNDSLINE AND AMERICAN FUNDSLINE ONLINE - You may check your share balance, the price of your shares, or your most recent account transaction, redeem shares (up to $50,000 per shareholder each day) from non-retirement plan accounts, or exchange shares around the clock with American FundsLine and American FundsLine OnLine. To use these services, call 800/325-3590 from a TouchTone(TM) telephone or access the American Funds Web site on the Internet at www.americanfunds.com. Redemptions and exchanges through American FundsLine and American FundsLine OnLine are subject to the conditions noted above and in "Telephone and Computer Purchases, Redemptions and Exchanges" below. You will need your fund number (see the list of funds in The American Funds Group under "Purchase of Shares - Purchase Minimums" and "Purchase of Shares - Fund Numbers"), personal identification number (generally the last four digits of your Social Security number or other tax identification number associated with your account) and account number.


TELEPHONE AND COMPUTER PURCHASES, REDEMPTIONS AND EXCHANGES - By using the telephone (including American FundsLine) or computer (including American FundsLine OnLine), fax or telegraph purchase, redemption and/or exchange options, you agree to hold the fund, the Transfer Agent, any of its affiliates or mutual funds managed by such affiliates, and each of their


                         SMALLCAP World Fund - Page 37
respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liability (including attorney fees) which may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these options. However, you may elect to opt out of these options by writing the Transfer Agent (you may also reinstate them at any time by writing the Transfer Agent). If the Transfer Agent does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions, or a natural disaster, redemption and exchange requests may be made in writing only.


REDEMPTION OF SHARES - The fund's Articles of Incorporation permits the fund to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the fund's current registration statement under the 1940 Act, and subject to such further terms and conditions as the Board of Directors of the fund may from time to time adopt.


SHARE CERTIFICATES - Shares are credited to your account and certificates are not issued unless you request them by writing to the Transfer Agent.


                      EXECUTION OF PORTFOLIO TRANSACTIONS

The Investment Adviser places orders for the fund's portfolio securities transactions. The Investment Adviser strives to obtain the best available prices in its portfolio transactions taking into account the costs and quality of executions. When, in the opinion of the Investment Adviser, two or more brokers (either directly or through their correspondent clearing agents) are in a position to obtain the best price and execution, preference may be given to brokers who have sold shares of the fund or who have provided investment research, statistical, or other related services to the Investment Adviser. The fund does not consider that it has an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations.


There are occasions on which portfolio transactions for the fund may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the Investment Adviser, or for trusts or other accounts served by affiliated companies of the Investment Adviser. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to the fund, they are effected only when the Investment Adviser believes that to do so is in the interest of the fund. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner. The fund will not pay a mark-up for research in principal transactions.

Brokerage commissions paid on portfolio transactions for the fiscal years ended September 30, 2000, 1999 and 1998, amounted to $20,341,000, $12,434,000 and
$8,662,000, respectively.


                         SMALLCAP World Fund - Page 38

                              GENERAL INFORMATION

CUSTODIAN OF ASSETS - Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund's portfolio, are held by State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02101, as Custodian. If the fund holds non-U.S. securities, the Custodian may hold these securities pursuant to sub-custodial arrangements in non-U.S. banks or non-U.S. branches of U.S. banks.


TRANSFER AGENT - American Funds Service Company, a wholly owned subsidiary of the Investment Adviser, maintains the records of each shareholder's account, processes purchases and redemptions of the fund's shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. American Funds Service Company was paid a fee of $13,477,000 for Class A shares and $27,000 for Class B shares for the 2000 fiscal year.


INDEPENDENT AUDITORS - Deloitte & Touche LLP, Two California Plaza, 350 South Grand Avenue, Los Angeles, CA 90071, serves as the funds' independent auditors providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The financial statements included in this Statement of Additional Information from the Annual Report have been so included in reliance on the report of Deloitte & Touche LLP, independent auditors, given on the authority of said firm as experts in accounting and auditing. The selection of the fund's independent auditors is reviewed and determined annually by the Board of Directors.


PROSPECTUSES, REPORTS TO SHAREHOLDERS AND PROXY STATEMENTS - The fund's fiscal year ends on September 30. (BLANK)/AHIM LTEX FYEShareholders are provided updated prospectuses annually and at least semiannually with reports showing the investment portfolio, financial statements and other information. The fund's annual financial statements are audited by the fund's independent auditors, Deloitte & Touche LLP. In addition, shareholders may also receive proxy statements for the fund. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of prospectuses, shareholder reports and proxy statements. To receive additional copies of a prospectus, report or proxy statement, shareholders should contact the Transfer Agent.


PERSONAL INVESTING POLICY - The fund, Capital Research and Management Company and its affiliated companies, including the fund's principal underwriter, have adopted codes of ethics which allow for personal investments, including securities in which the fund may invest from time to time. This policy includes: a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.


OTHER INFORMATION - The financial statements including the investment portfolio and the report of Independent Auditors contained in the Annual Report are included in this Statement of Additional Information. The following information is not included in the Annual Report:


                         SMALLCAP World Fund - Page 39

             DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND
   MAXIMUM OFFERING PRICE PER SHARE FOR CLASS A SHARES -- SEPTEMBER 30, 2000

Net asset value and redemption price per share
  (Net assets divided by shares outstanding) . . . . . . . . .      $40.24
Maximum offering price per share
  (100/94.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . . . . . . . . . .      $42.69





            CLASS A SHARE INVESTMENT RESULTS AND RELATED STATISTICS

The fund's yield was -0.05% based on a 30-day (or one month) period ended September 30, 2000, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:


     YIELD = 2[( a-b/cd + 1)/6/ -1]

     Where:  a   = dividends and interest earned during the period.

             b   = expenses accrued for the period (net of reimbursements).

             c   = the average daily number of shares outstanding during the period that were entitled to receive dividends.

             d   = the maximum offering price per share on the last day of the period.

The fund's one-year total return and five- and ten-year average annual total returns at the maximum offering price for the periods ended September 30, 2000 were 30.48%, 16.15% and 17.61%, respectively. The fund's one-year total return and five- and ten-year average annual total returns at net asset value for the periods ended September 30, 2000 were 38.42%, 17.53% and 18.31%, respectively.


The average total return ("T") is computed by equating the value at the end of the period ("ERV") with a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the Securities and Exchange Commission: P(1+T)/n/ = ERV.


In calculating average annual total return at the maximum offering price, the fund assumes: (1) deduction of the maximum sales load of 5.75% from the $1,000 initial investment; (2) reinvestment of dividends and distributions at net asset value on the reinvestment date determined by the Board; and (3) a complete redemption at the end of any period illustrated. In addition, the fund will provide lifetime average total return figures. From time to time, the fund may calculate investment results for Class B, C and F shares.


The fund may also, at times, calculate total return based on net asset value per share (rather than the offering price), in which case the figure would not reflect the effect of any sales charges


                         SMALLCAP World Fund - Page 40
which would have been paid if shares were purchased during the period reflected in the computation. Consequently, total return calculated in this manner will be higher. These total returns may be calculated over periods in addition to those described above. Total return for the unmanaged indices will be calculated assuming reinvestment of dividends and interest, but will not reflect any deductions for advisory fees, brokerage costs or administrative expenses.


The fund may include information on its investment results and/or comparisons of its investment results to various unmanaged indices (such as the Dow Jones Average of 30 Industrial Stocks and the Standard and Poor's 500 Composite Stock Index) or results of other mutual funds or investment or savings vehicles in advertisements or in reports furnished to present or prospective shareholders. The fund may also, from time to time, combine its results with those of other funds in The American Funds Group for purposes of illustrating investment strategies involving multiple funds.


The fund may refer to results and surveys compiled by organizations such as CDA/ Wiesenberger, Ibbotson Associates, Lipper Analytical Services, Morningstar, Inc., and by the U.S. Department of Commerce. Additionally, the fund may refer to results published in various newspapers and periodicals, including Barron's, Forbes, Fortune, Institutional Investor, Kiplinger's Personal Finance Magazine, Money, U.S. News and World Report and The Wall Street Journal.


The fund may illustrate the benefits of tax-deferral by comparing taxable investments to investments made through tax-deferred retirement plans.


The fund may compare its investment results with the Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g. food, clothing, and fuels, transportation, and other goods and services that people buy for day-to-day living).


SMALL CAPITALIZATION STOCKS VERSUS LARGE CAPITALIZATION STOCKS -- According to Ibbottson Associates, an investment in small company stocks has grown an average of 18.6% a year from September 30, 1975 through September 30, 2000, compared with an average of 16.1% a year for an investment in large company stocks. Small company stocks are represented by the lowest 20% of market capitalization of New York Stock Exchange, American Stock Exchange and Over-the-Counter stocks, while large company stocks are represented by the Standard & Poor's 500 Stock Composite Index.


                         SMALLCAP World Fund - Page 41

                                    APPENDIX
                          Description of Bond Ratings

BOND RATINGS - The ratings of Moody's Investors Service, Inc. (Moody's) and Standard & Poor's Corporation (S&P) represent their opinions as to the quality of the municipal bonds which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality.
 Consequently, municipal bonds with the same maturity, coupon and rating may have different yields, while municipal bonds of the same maturity and coupon with different ratings may have the same yield.


Moody's rates the long-term debt securities issued by various entities from
-------
"Aaa" to "C." Moody's applies the numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category. Ratings are described as follows:


"Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as 'gilt edge.'
 Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues."


"Bonds which are rated Aa are judged to be of high quality by all standards.
 Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities."


"Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future."


"Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well."


"Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class."


"Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small."


                         SMALLCAP World Fund - Page 42

"Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest."


"Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings."


"Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing."


S & P rates the long-term securities debt of various entities in categories
-----
ranging from "AAA" to "D" according to quality. The ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. Ratings are described as follows:


"Debt rated 'AAA' has the highest rating assigned by S & P. Capacity to pay interest and repay principal is extremely strong."


"Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree."


"Debt rated 'A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories."


"Debt rated 'BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories."


"Debt rated 'BB' has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The 'BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BBB-' rating.


"Debt rated 'B' has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The 'B' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BB' or 'BB-' rating."


"The rating 'CC' is typically applied to debt subordinated to senior debt that is assigned an actual or implied 'CCC' rating."


"The rating 'C' is typically applied to debt subordinated to senior debt which is assigned an actual or implied 'CCC-' debt rating. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued."


"The rating 'C1' is reserved for income bonds on which no interest is being paid."


                         SMALLCAP World Fund - Page 43

"Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized."


                         SMALLCAP World Fund - Page 44

SMALLCAP World Fund, Inc.
Investment Portfolio, September 30, 2000

                                                                                  Shares or        Market  Percent
                                                                                  Principal         Value   of Net
Equity Securities (common and preferred stocks                                       Amount          (000)  Assets
 and convertible debentures)
MEDIA  -  9.19%
UnitedGlobalCom, Inc., Class A (USA) (1)                                           3,250,000      $97,500     .69%
Westwood One, Inc. (USA) (1)                                                       3,356,800        71,961      .51
SMG PLC (formerly Scottish Media Group PLC)                                       14,481,600        60,335      .43
(United Kingdom) (1)
SBS Broadcasting SA (Luxembourg) (1,2)                                             1,457,000        58,007      .41
United Television, Inc. (USA)                                                        350,000        51,450      .36
Fox Kids Europe NV (Netherlands) (1)                                               2,988,000        50,130      .35
Corporacion Interamericana de Entretenimiento,                                     8,153,679        39,499      .28
 SA de CV, Class B (Mexico) (1)
Class Editori SpA, Class A (Italy)                                                 2,082,000        33,396      .24
Nasionale Pers Beperk (South Africa)                                               4,000,000        32,698      .23
Ziff-Davis Inc. (USA)                                                              4,000,000        32,500      .23
Highlight Communications AG, co-ownership                                          1,630,839        28,801      .20
 shares (Switzerland) (1)
NRJ (France) (1)                                                                     624,402        24,590      .17
AVEX Inc. (Japan)                                                                    238,100        24,478      .17
Zenrin Co., Ltd. (Japan)                                                             990,000        23,932      .17
MIH Ltd., Class A (South Africa) (1)                                                 718,000        21,495      .15
Alliance Atlantis Communications Inc.,                                             1,216,450        20,937      .15
nonvoting, Class B (Canada) (1)
HIT Entertainment PLC (United Kingdom) (3)                                         2,567,100        16,384      .15
HIT Entertainment PLC                                                                700,000         4,468
Antenna TV SA (ADR) (Greece) (1)                                                     900,000        19,800      .14
Key3Media Group, Inc. (USA) (1)                                                    1,750,000        19,141      .14
Senator Entertainment AG (formerly                                                   990,000        18,358      .13
Senator Film AG) (Germany) (1)
Photobition Group PLC (United Kingdom) (2)                                         3,700,000        13,051      .13
Photobition Group PLC (2,3)                                                        1,500,000         5,291
Chrysalis Group PLC (United Kingdom)                                               3,465,500        17,408      .12
Groupe AB SA (ADR) (France)                                                        1,008,900        16,647      .12
Kinowelt Medien AG (Germany) (1)                                                     474,000        16,281      .11
APN News & Media Ltd. (Australia)                                                  5,841,185        15,559      .11
CanWest Global Communications Corp. (Canada)                                       1,154,946        15,120      .11
CanWest Global Communications Corp.,                                                  14,321           190
 nonvoting, Class A
Constantin Film AG (Germany) (1)                                                     425,000        15,199      .11
Sportsworld Media Group PLC (United Kingdom) (1)                                   1,771,325        15,047      .11
Crown Media Holdings, Inc., Class A (USA) (1)                                      1,030,000        14,613      .10
Village Roadshow Ltd. (Australia)                                                 11,701,596         9,776      .10
Village Roadshow Ltd., Class A, 5.50% preferred                                    6,940,468         4,556
Phoenix Satellite Television Holdings                                             55,250,000        13,961      .10
 Ltd. (Hong Kong) (1)
MIH Holdings Ltd. (South Africa) (1)                                               2,627,700        13,507      .10
Scoot.com PLC (United Kingdom) (1)                                                 7,000,000        12,669      .09
Information Holdings Inc. (USA) (1)                                                  350,000        12,403      .09
Agora SA (GDR) (Poland) (1)                                                          625,000        12,187      .09
BKN International AG (Germany) (1)                                                   325,000        11,766      .09
IM Internationalmedia AG (Germany) (1)                                               300,000        11,391      .08
Cumulus Media Inc., Class A (USA) (1)                                              1,840,000        11,270      .08
SR Teleperformance SA (France)                                                       310,736        11,126      .08
Rural Press Ltd. (Australia)                                                       3,726,466        11,119      .08
Helkon Media AG (Germany) (1)                                                        385,000        10,777      .08
Zee Telefilms Ltd. (India)                                                         1,100,000        10,774      .08
Impresa SGPS, SA (Spain) (1)                                                       1,100,000        10,461      .07
Corus Entertainment Inc., nonvoting,                                                 350,000        10,001      .07
 Class B (Canada) (1)
VCL Film + Medien AG (Germany) (1)                                                   600,000         9,801      .07
LifeMinders, Inc. (USA) (1)                                                          420,000         9,634      .07
ITE Group PLC (United Kingdom)                                                     9,608,800         9,476      .07
Sanctuary Group PLC (United Kingdom)                                               8,609,854         9,286      .07
TV-Loonland AG (Germany) (1)                                                         100,000         9,095      .06
P4 Radio Hele Norge ASA (Norway) (2)                                               1,648,000         9,081      .06
Modern Times Group MTG AB, Class B (ADR)                                              69,200         8,996      .06
 (Sweden) (1)
VIVA Media AG (Germany) (1)                                                          550,000         8,936      .06
Ten Network Holdings Ltd. (Australia)                                              6,500,000         8,925      .06
MDC Communications Corp., Class A (Canada) (1)                                       970,933         8,775      .06
Roularta Media Group NV (Belguim)                                                    150,000         8,609      .06
Nelvana Ltd. (Canada) (1)                                                            300,000         8,550      .06
NTV Broadcasting Co. (GDR) (Russia) (1,3,4)                                          812,520         8,000      .06
RTV Family Entertainment AG (Germany) (1)                                            460,000         7,636      .05
Future Network PLC  (United Kingdom) (1)                                             750,000         6,371      .05
Primedia Ltd., units (South Africa)                                                7,718,508         6,042      .04
Pentamedia Graphics Ltd. (India)                                                     650,000         6,004      .04
Media General, Inc., Class A (USA)                                                   139,500         5,998      .04
NDS Group PLC, Class A (ADR) (United Kingdom) (1)                                     76,200         5,867      .04
InternetStudios.com, Inc. (USA) (1,2,3,4)                                            950,000         5,652      .04
Envoy Communications Group Inc. (Canada) (1,2,3)                                     996,000         5,394      .04
Mondo TV SpA (Italy) (1)                                                              57,000         5,290      .04
Lions Gate Entertainment Corp. (Canada) (1,2)                                        998,300         2,587      .03
Lions Gate Entertainment Corp. (1,2,3)                                               885,834         2,296
Sky Network Television Ltd. (ADR)                                                    351,000         4,875      .03
(New Zealand) (1,4)
SuperSport International Holdings Ltd.                                             6,219,800         4,869      .03
 (South Africa)
Radio One, Inc., nonvoting, Class D (USA) (1)                                        400,000         2,825      .03
Radio One, Inc., Class A (1)                                                         200,000         1,663
Gaumont SA (France)                                                                   81,974         3,981      .03
Alma Media Oyj (Finland)                                                             107,400         3,300      .02
CINAR Corp. (formerly CINAR Films Inc.),                                           1,042,700         3,128      .02
Class B (Canada) (1)
TVA Group Inc., Class B (Canada)                                                     243,600         3,076      .02
Kinepolis Group NV (Belgium)                                                          89,485         2,833      .02
Music Choice (USA) (1,4)                                                           1,096,296         2,624      .02
ARBOmedia.net AG (Germany) (1)                                                        91,000         2,491      .02
United Broadcasting Corp. (Thailand) (1)                                           5,800,000         2,273      .02
RG Capital Radio Ltd. (Australia) (1,4)                                            2,000,000         2,170      .02
digital advertising AG (Germany) (1)                                                 180,000         2,082      .01
THT Teleset (formerly TNT-Teleset)                                                   287,324         2,000      .01
(GDR) (Russia) (1,3,4)
Modalis Research Technologies, Inc. (USA) (1,3,4)                                    966,793         1,875      .01
Television Eighteen Ltd. (India) (1)                                                 170,000         1,746      .01
StoryFirst Communications Inc., convertible                                            4,022         1,709      .01
 preferred, Class B (Russia) (1,3,4)
GTR Group Inc. (Canada) (1)                                                        1,140,100         1,182      .01
DAS WERK AG (Germany) (1)                                                             45,000         1,081      .01
Southern Star Group Ltd. (Australia)                                               3,290,000           910      .01

SOFTWARE  -  7.22%
Baltimore Technologies PLC (United Kingdom) (1,2)                                 21,261,300       216,739     1.60
Baltimore Technologies PLC (ADR) (1,2)                                               500,000         9,875
HNC Software Inc. (USA) (1,2)                                                      1,746,000       142,845     1.01
Documentum, Inc. (USA) (1,2)                                                       1,145,000        92,960      .65
InterTrust Technologies Corp. (USA) (1)                                            3,740,000        45,114      .32
Infogrames Entertainment (France) (1)                                              1,622,500        38,539      .31
Infogrames Entertainment, 2.00% convertible                                          $7,872          4,674
debentures 2002
Infogrames Entertainment, warrants, expire 2001 (1)                                   25,500           783
Telelogic AB (Sweden) (1)                                                          4,708,000        37,644      .26
Ubizen (Belgium) (1)                                                               1,068,000        32,535      .23
RadiSys Corp. (USA) (1)                                                              605,000        30,590      .21
Think Tools AG (Switzerland) (1)                                                      63,413        29,379      .21
Numerical Technologies, Inc. (USA) (1)                                               720,100        20,748      .15
NetIQ Corp. (USA) (1)                                                                300,000        19,706      .14
VA Linux Systems, Inc. (USA) (1,3)                                                   390,000        18,037      .13
SuSE Linux AG (Germany) (1,2,3,4)                                                     37,813        17,660      .12
Witness Systems, Inc. (USA) (1)                                                      977,100        17,649      .12
Versata, Inc. (USA) (1)                                                              587,800        15,577      .11
Radiant Systems, Inc. (USA) (1)                                                      722,850        15,451      .11
PCA Corp. (Japan) (1,2)                                                              507,000        14,557      .10
Parsytec AG (Germany) (1)                                                             76,000        13,086      .09
MMC AS (Norway) (1,3,4)                                                            4,150,000        11,892      .08
Broadbase Software, Inc. (USA) (1)                                                   820,000        11,121      .08
ParaRede SGPS, SA (Portugal) (1)                                                   2,400,000        10,893      .08
RADWARE Ltd. (Israel) (1)                                                            360,000        10,800      .08
TTI Team Telecom International Ltd. (Israel) (1)                                     529,250        10,783      .07
Take-Two Interactive Software, Inc. (USA) (1,3,4)                                    900,000        10,176      .07
diCarta, Series C, convertible preferred                                           1,650,165        10,000      .07
(USA) (1,2,3,4)
Industrial & Financial Systems, IFS AB,                                              713,866         9,563      .07
Class B (Sweden) (1)
Ubi Soft Entertainment SA (France) (1)                                               200,000         9,448      .07
AIT Group PLC (United Kingdom)                                                       350,000         8,480      .06
Smart Force PLC (ADR) (Ireland) (1)                                                  175,000         8,291      .06
Ci Technologies Group Ltd. (Australia)                                             2,425,784         7,962      .06
Technology Nexus AB (Sweden) (1)                                                     837,500         7,740      .06
patsystems PLC (United Kingdom) (1)                                                3,540,193         7,283      .05
Aspen Technology, Inc. (USA) (1)                                                     150,000         6,769      .05
Infoteria Inc. (Japan) (1,2,3,4)                                                         167         6,241      .04
EXE Technologies, Inc. (USA) (1)                                                     409,000         6,135      .04
@Comm Corp., (formerly Xiox Corp.), Series B,                                        230,000         5,980      .04
 convertible preferred (USA) (1,3)
Woodland Corp. (Japan)                                                               345,000         5,592      .04
Sherwood International PLC, (United Kingdom)                                         375,000         4,238      .03
BVRP Software SA (France) (1)                                                         88,737         4,082      .03
Tecnomatix Technologies Ltd. (Israel) (1)                                            317,500         3,988      .03
Sapiens International Corp. NV (Israel) (1)                                        1,015,000         3,933      .03
OpenTV Corp., Class A (USA - Incorporated                                            115,900         3,854      .03
in British Virgin Islands) (1)
London Bridge Software Holdings PLC                                                  246,000         2,689      .02
(United Kingdom)
Norman ASA (Norway) (1)                                                              120,000         1,283      .01

BIOTECHNOLOGY  -  6.49%
Vertex Pharmaceuticals Inc. (USA) (1)                                              1,130,000        95,485      .67
OSI Pharmaceuticals, Inc. (USA) (1,3)                                                561,000        39,270      .55
OSI Pharmaceuticals, Inc. (1)                                                        550,000        38,500
ImClone Systems Inc. (USA) (1)                                                       650,000        76,091      .54
Protein Design Labs, Inc. (USA) (1)                                                  560,000        67,480      .48
Aviron (USA) (1)                                                                   1,005,000        58,604      .41
IDEXX Laboratories, Inc. (USA) (1,2)                                               2,181,300        58,350      .41
COR Therapeutics, Inc. (USA) (1)                                                     743,000        46,298      .33
Myriad Genetics, Inc. (USA) (1)                                                      400,000        34,550      .24
NeoRx Corp.  (USA) (1,2,3)                                                           700,000        17,150      .24
NeoRx Corp.  (1,2,3,4)                                                               750,000        16,537
Corixa Corp. (USA) (1)                                                               600,000        30,150      .21
XOMA Ltd. (USA - Incorporated in Bermuda) (1,3)                                    2,000,000        28,875      .20
Digene Corp. (USA) (1)                                                               800,000        28,800      .20
ILEX Oncology, Inc. (USA) (1)                                                        885,000        26,661      .19
Matrix Pharmaceutical, Inc. (USA) (1,2,3)                                          1,500,000        23,344      .17
NexMed, Inc., units (USA) (1,3,4)                                                    550,000        21,870      .15
Neurocrine Biosciences, Inc. (USA) (1)                                               450,000        20,250      .14
Exelixis, Inc. (USA) (1)                                                             625,000        19,609      .14
Neose Technologies, Inc. (USA) (1)                                                   400,000        19,350      .14
ViroPharma Inc. (USA) (1)                                                            740,000        19,148      .14
Amylin Pharmaceuticals, Inc. (USA) (1,3)                                           1,772,933        19,059      .14
Vical Inc. (USA) (1)                                                                 665,000        17,207      .12
AVANT Immunotherapeutics, Inc. (USA) (1)                                           1,300,000        14,056      .11
AVANT Immunotherapeutics, Inc. (1,3)                                                 200,000         2,162
Invitrogen Corp. (USA) (1)                                                           160,000        11,380      .08
Genencor International, Inc. (USA) (1)                                               300,000         8,887      .06
Applied Molecular Evolution, Inc. (USA) (1)                                          218,200         8,755      .06
Avigen, Inc. (USA) (1)                                                               200,400         7,966      .06
Neurobiological Technologies, Inc. (USA) (1,3)                                       900,000         7,425      .05
Illumina, Inc. (USA) (1)                                                             157,500         7,147      .05
Aurora Biosciences Corp. (USA) (1)                                                   100,000         6,800      .05
Versicor Inc. (USA) (1)                                                              447,000         6,705      .05
Compugen Ltd. (Israel) (1)                                                           452,600         6,223      .04
Forbes Medi-Tech Inc. (Canada) (1)                                                 1,000,000         4,220      .03
Control Delivery Systems Inc., convertible                                            55,824         3,000      .02
preferred, Series A, (USA) (1,3,4)
Genetronics Biomedical Ltd. (1,2)                                                  1,650,000         2,522      .02

ELECTRONIC EQUIPMENT & INSTRUMENTS  -  5.41%
Venture Manufacturing (Singapore) Ltd (Singapore)                                  6,976,000        67,393      .66
Venture Manufacturing (Singapore) Ltd (3)                                          2,710,000        26,181
Flextronics International Ltd. (USA -                                                940,000        77,198      .54
Incorporated in Singapore) (1)
Black Box Corp. (USA) (1,2)                                                        1,218,000        56,789      .40
Orbotech Ltd. (Israel) (1)                                                         1,012,500        55,371      .39
DSP Group, Inc. (USA) (1)                                                          1,211,000        45,261      .32
Dainippon Screen Mfg. Co., Ltd. (Japan) (1)                                        5,752,000        41,980      .30
ERG Ltd. (Australia)                                                               8,678,340        41,666      .29
Yamatake Corp. (Japan)                                                             3,535,000        39,944      .28
Micronic Laser Systems AB (Sweden) (1,2)                                             735,710        22,308      .26
Micronic Laser Systems AB (1,2,3)                                                    466,666        14,150
Trimble Navigation Ltd. (USA) (1,2)                                                1,461,500        32,701      .23
Kokusai Electric Co., Ltd. (Japan)                                                 3,000,000        30,425      .21
Elron Electronic Industries Ltd. (Israel)                                            660,000        24,107      .17
Hana Microelectronics PCL (Thailand) (2)                                           8,600,000        22,261      .16
Perlos Oyj (Finland)                                                                 757,300        19,994      .14
Omni Industries Ltd. (Singapore)                                                  12,600,000        19,925      .14
Yamaichi Electronics Co., Ltd. (Japan) (2)                                           791,000        19,268      .14
Tohoku Pioneer Corp. (Japan)                                                         436,000        19,182      .14
Keithley Instruments, Inc. (USA)                                                     225,000        15,750      .11
Imax Corp. (Canada) (1)                                                              879,000        14,888      .10
Sanmina Corp. (USA) (1)                                                              150,000        14,044      .10
QPL International Holdings Ltd. (Hong Kong -                                      17,034,600        11,799      .08
Incorporated in Bermuda) (1)
Orad Hi-Tec Systems Ltd. (Israel) (1)                                                300,000        11,788      .08
Pan Jit International, Inc. (Taiwan) (1)                                           1,726,699         5,789      .04
Robotic Technology Systems PLC (United Kingdom) (1)                                  500,000         5,023      .04
vi[z]rt (formerly RT-SET Real Time Synthesized                                       420,000         4,784      .03
Entertainment Technology Ltd.) (Israel) (1)
AudioDev AB, Series B, Sweden (1)                                                    532,150         3,868      .03
aeco NV (Netherlands) (1)                                                            310,000         2,929      .02
Varitronix International Ltd. (Honk Kong -                                           823,300         1,146      .01
Incorporated in Bermuda)
BlueStar Battery Systems International Corp.                                         667,000            35      .00
(Canada) (1)

SEMICONDUCTOR EQUIPMENT & PRODUCTS  -  5.19%
Micrel, Inc. (USA) (1)                                                             1,994,000       133,598      .94
MMC Networks, Inc. (USA) (1)                                                         435,000        55,027      .39
Exar Corp. (USA) (1)                                                                 403,400        48,811      .34
S.O.I.TEC SA (France) (1)                                                            176,100        48,048      .34
TranSwitch Corp. (USA) (1)                                                           750,000        47,813      .34
Semtech Corp. (USA) (1)                                                              900,000        38,813      .27
ASM Pacific Technology Ltd. (Hong Kong)                                           16,537,000        37,652      .27
Ando Electric Co., Ltd. (Japan) (1,2)                                              1,700,000        26,656      .19
Varian Semiconductor Equipment Associates,                                           699,900        26,203      .18
Inc. (USA) (1)
QuickLogic Corp. (USA) (1,2)                                                       1,435,000        23,678      .17
Sunplus Technology Co., Ltd. (Taiwan)                                              4,927,500        22,735      .16
O2Micro International Ltd. (USA) (1)                                               1,250,000        21,504      .15
Dallas Semiconductor Corp. (USA)                                                     625,600        20,567      .15
ELMOS Semiconductor AG (Germany)                                                     520,000        19,285      .14
Malaysian Pacific Industries Bhd. (Malaysia)                                       2,277,200        15,131      .11
Melexis NV (Belguim) (1)                                                           1,000,000        13,245      .09
Galileo Technology Ltd. (Israel) (1)                                                 350,000        11,112      .08
BE Semiconductor Industries, NV (Netherlands) (1)                                  1,139,100        11,064      .08
GlobeSpan, Inc. (USA) (1)                                                             85,000        10,370      .07
ASAT Holdings Ltd. (Hong Kong) (1)                                                 1,430,000         9,384      .07
Power Integrations, Inc. (USA) (1)                                                   662,300         9,231      .07
GSI Lumonics Inc. (Canada) (1)                                                       535,000         8,799      .06
Fujitsu Devices Inc. (Japan)                                                         365,000         8,198      .06
Metalink Ltd. (Israel) (1)                                                           400,000         7,400      .05
Procomp Informatics Ltd. (Taiwan) (1)                                              1,546,960         7,360      .05
Lasertec Corp. (Japan) (2)                                                           325,000         7,104      .05
Tioga Technologies Ltd. (Israel) (1)                                                 747,800         6,216      .04
ChipPac, Inc., Class A (USA) (1)                                                     516,900         6,138      .04
PixelFusion Ltd. (United Kingdom) (1,3,4)                                          2,300,000         5,097      .04
Anam Semiconductor, Inc. (South Korea) (1)                                           776,040         4,942      .03
Power X Ltd. (United Kingdom) (1,3,4)                                              3,413,316         4,892      .03
Vxtel, Inc. (USA) (1,3,4)                                                            560,225         4,000      .03
Kopin Corp. (USA) (1)                                                                200,000         3,600      .03
Etron Technology, Inc. (Taiwan) (1)                                                1,066,000         2,978      .02
Metron Technology NV (USA - Incorporated                                             367,500         2,940      .02
in Netherlands) (1)
MegaChips Corp. (Japan)                                                               60,000         2,417      .02
ARC International PLC (United Kingdom) (1)                                           400,000         2,393      .02

INTERNET SOFTWARE & SERVICES  -  4.42%
GoTo. com, Inc. (USA) (1)                                                          2,600,000        42,900      .30
Hotel Reservations Network, Inc., Class A (USA) (1)                                1,050,000        38,456      .27
Embarcadero Technologies, Inc. (USA) (1)                                             710,000        36,476      .26
Avocent Corp. (formerly Apex Inc.) (USA) (1)                                         655,000        36,107      .25
Integra SA (France) (1,2)                                                          2,860,085        31,316      .22
Interwoven, Inc. (USA) (1)                                                           260,000        29,396      .21
LookSmart, Ltd. (USA) (1)                                                          2,400,000        26,850      .19
Ask Jeeves, Inc. (USA) (1)                                                         1,000,000        19,188      .14
I-D Media AG (Germany) (1)                                                           406,420        18,662      .13
Parthus Technologies PLC (Ireland) (1)                                             4,546,000        17,932      .13
BridgeSpan, Inc. (formerly Muse Prime                                              1,770,000        17,558      .12
Software), convertible preferred,
Series B (USA) (1,2,3,4)
StepStone ASA (Norway) (1)                                                         6,480,000        16,069      .11
Centillium Communications, Inc. (USA) (1)                                            165,000        15,840      .11
Ziff-Davis Inc.-ZDNet (USA) (1)                                                      990,000        13,922      .10
WEB.DE AG (Germany) (1)                                                              686,300        12,847      .09
Tumbleweed Communications Corp. (USA) (1)                                            250,000        12,750      .09
FI System SA (France) (1)                                                            435,570        11,750      .09
FI System SA, warrants, expire 2002 (1)                                               72,595           545
Digex, Inc., Class A (USA) (1)                                                       260,000        12,188      .09
webMethods, Inc. (USA) (1)                                                           105,400        12,134      .09
Orbiscom Ltd. (Ireland) (1,3,4)                                                    1,301,958        12,000      .08
Commtouch Software Ltd. (Israel) (1)                                                 630,000        11,931      .08
Infosources (France) (1)                                                             940,000        11,330      .08
Critical Path, Inc. (USA) (1)                                                        164,892        10,017      .08
Critical Path, Inc., tranche 2 (1,3,4)                                                10,365           535
Critical Path, Inc., tranche 1 (1,3,4)                                                10,364           535
GFT Technologies AG (Germany) (1)                                                    168,000        10,384      .07
WatchGuard Technologies, Inc. (USA) (1)                                              170,000        10,200      .07
VIA NET.WORKS, Inc. (USA) (1)                                                      1,044,300         9,425      .07
Adcore AB (formerly Information Highway AB)                                        1,336,850         8,885      .06
(Sweden) (1)
SA Jet Multimedia (France)                                                           115,600         8,345      .06
Day Interactive Holding AG (Switzerland) (1)                                          30,000         8,263      .06
InterCept Group, Inc. (USA) (1)                                                      350,000         8,159      .06
Scandinavia Online AB (Sweden) (1)                                                   712,500         8,138      .06
MeetChina.com, Series C, convertible preferred                                       389,416         7,300      .05
(USA) (1,3,4)
Travelocity.com Inc. (USA) (1)                                                       487,400         6,915      .05
RADVision Ltd. (Israel) (1)                                                          220,000         6,201      .04
Cross Systems SA (France) (1)                                                        206,500         6,190      .04
INTERNOLIX AG (Germany) (1)                                                          252,500         5,908      .04
OnVista AG (Germany) (1)                                                             230,000         5,260      .04
EventSource.com, Inc., Series B, convertible                                         514,933         5,000      .04
preferred (USA) (1,3,4)
Uproar Ltd. (Austria) (1)                                                          1,148,640         4,970      .03
Pixelpark AG (Germany) (1)                                                            50,000         4,084      .03
Commerx, Inc. Series B, convertible                                                  321,802         4,000      .03
preferred (USA) (1,3,4)
freenet.de AG (Germany) (1)                                                           60,000         3,788      .03
M-Web Holdings Ltd. (South Africa) (1)                                             7,252,896         3,005      .02
secunet Security Networks AG (Germany) (1)                                            55,000         2,962      .02
Internet Gold-Golden Lines Ltd. (Israel) (1)                                         535,000         2,876      .02
Internet Pictures Corp. (USA) (1)                                                    500,000         2,719      .02
Cyber Agent, Ltd. (Japan) (1)                                                            364         2,225      .02
Launch Media, Inc. (USA) (1)                                                         300,000         2,044      .01
Satama Interactive Oyj (Finland) (1)                                                 516,500         1,733      .01
WWL Internet AG (Germany) (1)                                                        120,000         1,515      .01
China.com Corp., Class A (Hong Kong) (1)                                             103,200         1,374      .01
SkillSoft Corp. (USA) (1)                                                             72,800         1,338      .01
Freedomland-ITN SpA (Italy) (1)                                                       31,974         1,244      .01
ricardo.de AG (Germany) (1)                                                           45,000         1,061      .01
Fantastic Corp., co-ownership shares                                                 190,600           961      .01
(Switzerland) (1)
MultiEmedia.com Ltd. (Australia) (1)                                               7,016,086           704      .00
FortuneCity. com Inc. (USA) (1)                                                      155,192           373      .00
PopNet Internet AG (Germany) (1)                                                      22,300           358      .00
Cybear Group (USA) (1)                                                               256,108           336      .00

OIL & GAS  -  4.22%
Newfield Exploration Co. (USA) (1,2)                                               2,750,000       128,391      .91
Louis Dreyfus Natural Gas Corp. (USA) (1)                                          2,000,000        79,250      .56
Mitchell Energy & Development Corp., Class A (USA)                                 1,300,000        60,612      .43
Crestar Energy Inc. (Canada) (1)                                                   2,800,000        46,518      .33
Pogo Producing Co. (USA)                                                           1,225,000        31,084      .22
Cairn Energy PLC (United Kingdom) (1,2)                                           11,000,000        30,878      .22
Ivanhoe Energy Inc. (Canada) (1,2)                                                 6,490,400        29,976      .21
Paramount Resources Ltd. (Canada) (2)                                              3,250,000        29,913      .21
Fletcher Challenge Energy (New Zealand)                                            6,137,440        21,748      .15
Chieftain International, Inc. (Canada) (1,2)                                         970,000        20,067      .14
International Energy Group Ltd.                                                    4,640,000        15,784      .11
 (United Kingdom) (2)
Tullow Oil PLC (Ireland) (1,3)                                                     9,142,857         9,725      .10
Tullow Oil PLC (1)                                                                 3,941,276         4,192
Encal Energy Ltd. (Canada) (1)                                                     2,000,000        12,360      .09
Cabre Exploration Ltd. (Canada) (1,2)                                              1,099,000        11,320      .08
Oil Search Ltd. (Australia) (1)                                                    8,000,000         6,857      .08
Oil Search Ltd., 9.00% convertible preferred (1)                                      55,555         3,240
Oil Search Ltd. (1,3)                                                              1,150,000           986
Gulf Indonesia Resources Ltd. (Indonesia) (1)                                      1,000,000        10,875      .08
Ramco Energy PLC (United Kingdom) (1)                                              1,297,000         9,102      .06
Novus Petroleum Ltd. (Australia) (1)                                               7,969,508         7,350      .05
Cross Timbers Oil Co. (USA)                                                          345,000         6,620      .05
HS Resources, Inc. (USA) (1)                                                         190,000         6,389      .04
Paladin Resources NL (Australia) (1,2)                                            11,270,998         4,746      .03
Western Oil Sands Inc., units (Canada) (1,3,4)                                     1,100,000         3,655      .03
Western Oil Sands Inc., units (1,3,4)                                                110,000           548
Berkley Petroleum Corp. (Canada) (1)                                                 510,400         2,900      .02
Bharat Petroleum Corp. Ltd. (India)                                                  351,806         1,253      .01
Aminex PLC (Ireland) (1,3)                                                         3,150,000         1,210      .01

SPECIALTY RETAIL  -  4.03%
Michaels Stores, Inc. (USA) (1,2)                                                  1,894,600        75,784      .53
Claire's Stores, Inc. (USA)                                                        2,600,000        46,800      .33
KOMERI Co., Ltd. (Japan)                                                           1,625,000        45,603      .32
Williams-Sonoma, Inc. (USA) (1)                                                    1,293,198        44,939      .32
Payless ShoeSource, Inc. (USA) (1)                                                   800,000        44,800      .32
JJB Sports PLC (United Kingdom)                                                    5,725,000        43,306      .30
Consolidated Stores Corp. (USA) (1)                                                2,500,000        33,750      .24
Esprit Holdings Ltd. (Hong Kong -                                                 39,801,392        32,674      .23
Incorporated in Bermuda)
Cost Plus, Inc. (USA) (1,2)                                                        1,059,100        31,905      .22
Homac Corp. (Japan)                                                                1,379,900        28,628      .20
Giordano International Ltd. (Hong Kong)                                           47,876,000        27,789      .20
Rent-Way, Inc. (USA) (1)                                                             711,900        21,624      .15
Sunglass Hut International, Inc. (USA) (1,2)                                       3,200,000        20,900      .15
Too, Inc. (USA) (1)                                                                  800,000        19,000      .13
Sharper Image Corp. (USA) (1,2)                                                      775,000        13,659      .10
Toys "R" Us - Japan, Ltd. (Japan) (1)                                                 78,500        12,360      .09
United Rentals, Inc. (USA) (1)                                                       400,000         9,650      .07
Jo-Ann Stores, Inc., Class A (USA) (1,2)                                             525,000         3,806      .05
Jo-Ann Stores, Inc., Class B  (1,2)                                                  525,000         3,380
Whitehall Jewellers, Inc. (USA) (1)                                                  765,000         6,072      .04
Athlon Groep NV (Netherlands)                                                        220,875         2,662      .02
Chapters Inc. (Canada) (1)                                                           324,200         2,219      .02
Homeplace of America Inc. (USA) (1,4)                                                 22,536           362      .00
Homeplace of America Inc., Series A,                                                 112,679             0
warrants, expire 2004 (1,4)

COMMERCIAL SERVICES & SUPPLIES  -  3.96%
ISS-International Service System A/S (Denmark) (1)                                 1,116,950        69,408      .49
Claims Direct PLC (United Kingdom) (1,2)                                          12,048,625        48,062      .34
Falck A/S (Denmark)                                                                  295,000        42,948      .30
Mosaic Group Inc. (Canada) (1)                                                     2,873,300        31,696      .22
Career Education Corp. (USA) (1)                                                     660,800        29,406      .21
PSD Group PLC (United Kingdom) (2)                                                 1,628,000        28,381      .20
ChoicePoint Inc. (USA) (1)                                                           600,000        27,525      .19
MCSi, Inc. (formerly Miami Computer                                                  777,300        26,137      .18
Supply Corp.) (USA) (1,2)
Stericycle, Inc. (USA) (1)                                                           950,000        23,275      .16
Corporate Services Group PLC (United                                               7,528,427         8,251      .15
Kingdom) (1,3)
Corporate Services Group PLC, 7.50%                                               $6,000,000         6,471
convertible debentures 2005
Corporate Services Group PLC (1)                                                   5,800,000         6,357
Dogan Yayin Holding SA (Turkey) (1)                                            1,779,142,330        20,354      .14
ProBusiness Services, Inc. (USA) (1)                                                 633,900        19,175      .14
Ionics, Inc. (USA) (1)                                                               787,000        16,773      .12
Tetra Tech, Inc. (USA) (1)                                                           550,000        15,709      .11
DIS Deutscher Industrie Service AG (Germany)                                         340,000        15,596      .11
Robert Walters PLC (United Kingdom) (1)                                            3,500,000        12,462      .09
Gunnebo AB (Sweden) (1)                                                              960,000        10,866      .08
Administaff, Inc. (USA) (1)                                                          141,700        10,727      .08
Valtech SA (France) (1)                                                              670,000        10,631      .08
Iron Mountain Inc. (USA) (1)                                                         200,000         7,400      .05
GrandVision SA (France)                                                              321,704         7,190      .05
GTS Duratek, Inc. (USA) (1)                                                          891,100         6,906      .05
Proffice AB, Class B (Sweden) (1)                                                    180,000         6,710      .05
Kanamoto Co., Ltd. (Japan)                                                         1,086,000         6,679      .05
Trafficmaster PLC (United Kingdom) (1)                                               595,833         6,039      .04
POOLiA AB, Class B (Sweden) (1)                                                      122,550         5,981      .04
MITIE Group PLC (United Kingdom)                                                   1,100,000         5,688      .04
SNT Group NV (Netherlands) (1)                                                       155,000         5,064      .04
Art'e SpA (Italy) (1)                                                                120,000         4,565      .03
Nippon Kanzai (Japan)                                                                308,800         4,516      .03
Bertrandt AG (Germany)                                                               435,000         3,538      .03
Pre-Paid Legal Services, Inc. (USA) (1)                                              100,000         3,231      .02
ALTEN SA (France) (1)                                                                 23,500         2,905      .02
Profit Recovery Group International, Inc. (USA) (1)                                  291,400         2,877      .02
Lorien PLC (United Kingdom)                                                          819,663         1,078      .01

INSURANCE  -  3.25%
Arthur J. Gallagher & Co. (USA) (2)                                                2,370,400       140,150      .99
Independent Insurance Group PLC                                                   13,940,000        72,700      .51
 (United Kingdom) (2)
Fidelity National Financial, Inc. (USA)                                            1,700,000        42,075      .30
HCC Insurance Holdings, Inc. (USA)                                                 2,000,000        40,625      .29
W.R. Berkley Corp. (USA)                                                           1,014,100        35,050      .25
Annuity and Life Re (Holdings), Ltd.                                               1,223,200        29,510      .21
 (USA - Incorporated in Bermuda)
Hilb, Rogal and Hamilton Co. (USA)                                                   500,000        20,844      .15
Topdanmark A/S (Denmark) (1)                                                       1,050,000        18,642      .13
E.W. Blanch Holdings, Inc. (USA) (2)                                                 860,000        17,845      .13
Horace Mann Educators Corp. (USA)                                                  1,000,000        16,375      .11
Zenith National Insurance Corp. (USA)                                                520,000        11,375      .08
RenaissanceRe Holdings Ltd. (USA)                                                    161,800        10,345      .07
Clark/Bardes Holdings, Inc. (USA) (1)                                                456,300         4,648      .03

HOTELS RESTAURANTS & LEISURE  -  3.22%
Extended Stay Amercia, Inc. (USA) (1,2)                                            6,190,000        82,018      .58
Cheesecake Factory Inc. (USA) (1,2)                                                1,808,250        78,207      .55
J D Wetherspoon PLC (United Kingdom)                                               8,404,935        38,246      .27
Vail Resorts, Inc. (USA) (1,2)                                                     1,761,300        35,666      .25
Bally Total Fitness Holding Corp. (USA) (1,2)                                      1,360,500        34,012      .24
Mandarin Oriental International Ltd. (Singapore)                                  43,000,000        27,950      .20
Ruby Tuesday, Inc. (USA)                                                           1,983,600        22,315      .16
Boca Resorts, Inc., Class A (USA) (1)                                              1,295,000        14,164      .16
Boca Resorts, Inc., Class A, 1997 Series (1,3)                                       500,000         5,469
Boca Resorts, Inc., Class A, 1999 Series (1,3)                                       231,730         2,535
American Classic Voyages Co. (USA) (1,2)                                           1,340,000        19,597      .14
Consolidated Products, Inc. (USA) (1,2)                                            1,718,750        13,750      .10
Luminar PLC (United Kingdom)                                                       1,300,000        12,628      .09
Elior (France) (1)                                                                 1,000,000        11,470      .08
Mandalay Resort Group (USA) (1)                                                      418,500        10,724      .07
Fitness First PLC (United Kingdom) (1)                                               530,000         8,907      .06
Scandic Hotels AB (Sweden)                                                           822,600         8,542      .06
Morton's Restaurant Group, Inc. (USA) (1,2)                                          415,000         8,404      .06
PizzaExpress PLC (United Kingdom)                                                    840,000         8,017      .06
NH Hoteles, SA (Spain) (1)                                                           450,000         5,265      .04
Four Seasons Hotels Inc. (Canada)                                                     60,500         4,495      .03
I T International Theatres Ltd. (Israel) (1)                                         375,000         3,525      .02

PHARMACEUTICALS  -  3.17%
Andrx Group (USA) (1)                                                              1,720,000       160,605     1.13
United Therapeutics Corp. (USA) (1,3)                                                780,000        68,152      .48
Medicis Pharmaceutical Corp., Class A (USA) (1)                                      925,000        56,888      .40
Dura Pharmaceuticals, Inc. (USA) (1)                                               1,350,000        47,756      .34
Pharmacyclics, Inc. (USA) (1,2,3)                                                    580,000        28,783      .33
Pharmacyclics, Inc. (1,2)                                                            350,000        17,369
CIMA LABS INC. (USA) (1,2)                                                           617,200        32,133      .23
InterMune Pharmaceuticals, Inc. (USA) (1)                                            301,600        16,362      .12
Generex Biotechnology Corp., units (Canada) (3,4)                                  1,079,000        11,869      .08
SuperGen Inc., warrants, expire 2002 (USA) (1,3,4)                                   336,600         3,348      .04
SuperGen Inc., warrants, expire 2002 (1,4)                                           231,800         2,384
Hollis-Eden Pharmaceuticals, Inc. (USA) (1,3)                                        261,006         2,349      .02
Scotia Holdings PLC (United Kingdom) (1)                                           1,301,049           461      .00

COMMUNICATIONS EQUIPMENT  -  3.08%
CoSine Communications Inc., Series D (USA) (1,3,4)                                 1,925,820        80,253      .80
CoSine Communications Inc., Series E (1,3,4)                                         797,098        33,217
Datacraft Asia Ltd (Singapore)                                                     9,358,851        77,678      .55
Gilat Satellite Networks Ltd. (Israel) (1)                                           420,000        32,287      .23
VTech Holdings Ltd. (Hong Kong) (2)                                               12,903,208        32,275      .23
Himachal Futuristic Communications Ltd. (India)                                    1,000,000        29,608      .21
Netgem SA (France) (1)                                                               380,000        17,582      .12
Nice Systems Ltd. (ADR) (Israel) (1)                                                 230,000        16,560      .12
Tollgrade Communications, Inc. (USA) (1)                                             100,000        13,881      .10
Teligent AB (Sweden) (1)                                                             830,000        11,894      .08
ITG Group PLC (Ireland) (1,2)                                                      1,408,455        11,757      .08
Toyo Communication Equipment Co., Ltd. (Japan)                                       922,000        10,290      .07
Allgon AB, Class B (Sweden)                                                          700,000         9,995      .07
ComROAD AG (Germany) (1)                                                             170,000         9,157      .06
MCK Communications, Inc. (USA) (1)                                                   350,000         7,919      .05
Sunrise Telecom, Inc. (USA) (1)                                                      240,500         6,929      .05
Proxim, Inc. (USA) (1)                                                               150,000         6,675      .05
Locus Co., Ltd. (South Korea) (1)                                                    236,104         6,014      .04
Microelectronics Technology, Inc. (Taiwan) (1)                                     1,741,800         5,144      .04
New Focus, Inc. (USA) (1)                                                             64,400         5,092      .04
Garnet Systems Co., Ltd (South Korea) (1)                                            877,722         3,983      .03
HighWave Optical Technologies (France) (1)                                            16,300         2,576      .02
Dynarc AB (Sweden) (1)                                                               266,400         1,521      .02
Dynarc AB (1,3)                                                                      183,600         1,049
Sewon Telecom Co., Ltd. (South Korea) (1)                                            390,000         1,840      .01
RTX Telecom A/S (Denmark) (1)                                                         30,000         1,396      .01

WIRELESS TELECOMMUNICATION SERVICES  -  2.06%
Tele Celular Sul Participacoes SA, preferred                                       1,364,900        40,947      .39
nominative (ADR) (Brazil) (2)
Tele Celular Sul Participacoes SA, ordinary                                    6,260,000,000        14,613
nominative  (2)
Tele Centro Oeste Celular Participacoes SA,                                        5,150,000        54,719      .39
preferred nominative (ADR) (Brazil)
Telemig Celular Participacoes SA, preferred                                          681,700        36,087      .25
nominative (ADR) (Brazil)
Tele Nordeste Celular Participacoes SA,                                              678,600        31,894      .22
preferred nominative (ADR) (Brazil)
Celular CRT SA, preferred nominative,                                             84,000,000        29,186      .21
Class A (Brazil) (1)
AirGate PCS, Inc. (USA) (1)                                                          528,400        23,712      .17
GLOBE TELECOM, Inc., Class A (Philippines) (1,4)                                   1,334,000        23,150      .16
Tele Norte Celular Participacoes SA,                                                 270,400        10,816      .08
preferred nominative (ADR) (Brazil)
Vimpel-Communications (ADR) (Russia) (1)                                             481,800         9,305      .07
iTouch PLC (United Kingdom) (1)                                                    8,400,000         7,818      .05
M-Cell Ltd. (South Africa)                                                         1,484,000         5,963      .04
WebLink Wireless, Inc. (USA) (1)                                                     500,000         3,844      .03
Keppel Telecommunications & Transportation                                           750,000           781      .00
 Ltd. (Singapore) (1)

COMPUTERS & PERIPHERALS  -  2.00%
Sotec Co. Ltd. (Japan) (1,3,4)                                                         4,297        57,508      .41
Acer Display Technology (Taiwan) (1,3)                                            35,475,000        56,070      .40
Universal Scientific Industrial Co., Ltd. (Taiwan) (1)                            27,040,600        28,407      .20
Alphameric PLC (United Kingdom) (2)                                                5,262,009        23,245      .16
NatSteel Electronics Ltd. (Singapore)                                              8,860,000        22,927      .16
Electronics for Imaging, Inc. (USA) (1)                                              850,000        21,462      .15
Optoma Corp. (Taiwan) (1,2)                                                        9,750,000        14,010      .10
Imagination Technologies Group PLC                                                 2,100,000        12,410      .09
 (United Kingdom) (1)
SecureNet Ltd. (Australia) (1)                                                     2,372,259        11,848      .08
Tandberg Television AS (Norway) (1)                                                1,604,000        11,402      .08
Primax Electronics Ltd. (Taiwan) (1)                                              14,563,214        11,253      .08
Guillemot Corp. (France) (1)                                                         160,000         7,629      .05
Trigem Computer Inc. (South Korea)                                                   269,660         3,289      .02
Yuxing Info Tech Holdings (Hong Kong)                                             10,800,000         2,217      .02

DIVERSIFIED FINANCIALS  -  1.89%
OM Gruppen AB (Sweden)                                                             2,686,800       115,507      .82
Metris Companies Inc. (USA)                                                          735,000        29,032      .20
Nissin Co., Ltd. (Japan) (2)                                                         575,000        22,900      .16
Atle AB, Class A (Sweden)                                                          1,590,000        21,960      .16
Mycal Card Inc. (Japan)                                                              826,700        17,611      .12
American Capital Strategies, Ltd. (USA)                                              550,000        13,028      .09
bmp AG (Germany) (1)                                                               1,582,000         8,423      .06
Federal Agricultural Mortgage Corp.,                                                 450,000         7,931      .06
Class C (USA) (1)
AB Novestra (Sweden) (1,2,3)                                                       1,495,000         7,917      .06
Beeson Gregory Group PLC (United Kingdom) (1)                                      1,705,600         7,358      .05
Johnnic Holdings Ltd. (formerly Johnnies                                             374,797         4,866      .03
Industrial Corp. Ltd.) (South Africa)
Medallion Financial Corp. (USA)                                                      275,000         4,623      .03
Grupo Financiero Galicia SA, Class B (ADR)                                           250,183         3,753      .03
(Argentina) (1)
Industrial Finance Corp. of Thailand                                              14,021,000         1,998      .01
(Thailand) (1)
Challenger International Ltd. (Australia) (1)                                        500,000         1,058      .01
Challenger International Ltd. (1)                                                     50,000            98

BEVERAGES  -  1.71%
Beringer Wine Estates Holdings, Inc.,                                                708,000        39,338      .28
Class B (USA) (1)
BRL Hardy Ltd. (Australia) (2)                                                     8,473,497        34,936      .25
Triarc Companies, Inc. (USA) (1)                                                     950,000        23,394      .16
Robert Mondavi Corp., Class A (USA) (1)                                              500,000        20,437      .14
Montana Group Ltd. (New Zealand) (2)                                              13,950,000        17,898      .13
Coca-Cola West Japan Co. Ltd. (Japan)                                                536,200        17,878      .13
Chukyo Coca-Cola Bottling Co., Ltd. (Japan)                                        2,025,000        17,442      .12
Kinki Coca-Cola Bottling Co., Ltd. (Japan)                                         1,650,000        17,422      .12
Mikuni Coca-Cola Bottling Co., Ltd. (Japan)                                        1,500,000        16,671      .12
Hokkaido Coca-Cola Bottling Co., Ltd. (Japan)                                      1,400,000        11,411      .08
Quilmes Industrial SA, nonvoting preferred                                         1,000,000        10,500      .07
 (ADR) (Argentina - Incorporated in Luxembourg)
Mikasa Coca-Cola Bottling Co., Ltd. (Japan)                                          815,000         5,963      .04
AL-Ahram Beverages Co. (GDR) (Egypt) (1)                                             240,000         3,432      .02
Petaluma Ltd. (Australia) (2)                                                      1,219,950         2,780      .02
Vitasoy International Holdings Ltd. (Hong Kong)                                    9,000,000         1,374      .01
Vina Concha y Toro SA (ADR) (Chile)                                                   29,000         1,073      .01
Simeon Wines Ltd. (Australia)                                                        703,320           878      .01

HEALTH CARE EQUIPMENT & SUPPLIES  -  1.65%
Inhale Therapeutics Systems, Inc. (USA) (1,2,3)                                    2,000,000       112,750      .88
Inhale Therapeutic Systems, Inc. (1,2)                                               203,292        11,460
Caliper Technologies Corp. (USA) (1)                                                 260,000        15,064      .18
Caliper Technologies Corp. (1,3,4)                                                   200,000        10,429
Nobel Biocare AB (Sweden)                                                            840,500        20,947      .15
Coloplast A/S, Class B (Denmark) (1)                                                 340,000        14,085      .10
Aspect Medical Systems, Inc. (USA) (1,2)                                           1,117,000        13,823      .10
Anesta Corp. (USA) (1)                                                               376,800         8,666      .06
TriPath Imaging, Inc. (USA) (1)                                                      886,242         6,204      .04
JEOL Ltd. (Japan)                                                                    800,000         5,683      .04
Computer Motion, Inc. (USA) (1)                                                      434,900         4,131      .03
OrthoLogic Corp. (USA) (1)                                                         1,160,700         3,482      .02
Mentor Corp. (USA)                                                                   180,000         2,835      .02
PolyMedica Corp. (USA) (1)                                                            42,300         1,814      .01
Vision-Sciences, Inc. (USA) (1)                                                      984,500         1,354      .01
HemaSure Inc. (USA) (1,3)                                                            882,000         1,268      .01

HEALTH CARE PROVIDERS & SERVICES  -  1.55%
AmeriSource Health Corp., Class A (USA) (1)                                        1,050,000        49,350      .35
Triad Hospitals, Inc. (USA) (1)                                                    1,500,000        44,063      .31
Trigon Healthcare, Inc. (USA) (1)                                                    525,700        27,632      .20
Rhon-Klinikum AG, nonvoting preferred (Germany)                                      561,300        27,507      .19
Service Corp. International (USA)                                                 10,000,000        24,375      .17
LifePoint Hospitals, Inc. (USA) (1)                                                  650,000        23,075      .16
Accredo Health, Inc. (USA) (1)                                                       200,000         9,775      .07
ICON PLC (ADR) (Ireland) (1)                                                         351,900         6,334      .04
Grupo Casa Saba, SA de CV (formerly                                                  498,500         4,985      .04
Grupo Casa Autrey, SA de CV) (ADR) (Mexico) (1)
American Dental Partners, Inc. (USA) (1)                                             355,400         2,443      .02
Women First HealthCare, Inc. (USA) (1)                                               679,400           340      .00

CHEMICALS  -  1.25%
Cambrex Corp. (USA) (2)                                                            1,400,000        51,800      .37
OM Group, Inc. (USA)                                                               1,050,000        45,806      .32
Ferro Corp. (USA)                                                                  1,000,000        19,062      .13
SPARTECH Corp. (USA)                                                               1,000,000        15,563      .11
Arisawa Mfg. Co., Ltd. (Japan)                                                       418,000        12,776      .09
Georgia Gulf Corp. (USA)                                                           1,000,000        11,437      .08
Valspar Corp. (USA)                                                                  337,000         7,748      .06
RPM, Inc. (USA)                                                                      800,000         7,250      .05
Crompton Corp. (formerly CK Witco Corp.) (USA)                                       671,200         5,286      .04

IT CONSULTING & SERVICES  -  1.24%
Enea Data AB (Sweden) (2)                                                         10,021,000        57,753      .41
NEC Soft, Ltd. (Japan)                                                               198,100        27,522      .19
eLoyalty Corp. (USA) (1)                                                           1,543,200        19,676      .14
Aldata Solution Oyj (Finland) (1)                                                  2,228,000        17,332      .12
SAVVIS Communications Corp. (USA) (1)                                              1,458,800        13,129      .09
MKC-STAT Corp. (Japan) (1)                                                           560,000        11,203      .08
Scient Corp. (USA) (1,3)                                                             467,322         9,785      .07
Plaut AG (Germany) (1)                                                               510,000         9,687      .07
Brime Technologies, units (France) (1,4)                                              70,000         3,597      .02
Mogul.com Group AB (formerly Optosof AB)                                             403,000         2,427      .02
 (Sweden) (1)
Razorfish, Inc., Class A (USA) (1)                                                   230,000         2,376      .02
Kipling Holding AB (Sweden) (1)                                                       78,000           826      .01

REAL ESTATE  -  1.18%
Great Eagle Holdings Ltd. (Hong Kong)                                             24,386,901        37,850      .27
Corporacion Financiera Alba, SA (Spain)                                            1,070,694        27,086      .19
Newhall Land and Farming Co. (USA)                                                 1,000,000        23,520      .16
Cadiz Inc. (USA) (1,2)                                                             2,232,000        22,320      .16
Castellum AB (Sweden)                                                              1,514,286        15,647      .11
Unibail (France)                                                                      94,000        13,845      .10
IRSA Inversiones y Representaciones SA (Argentina)                                 3,345,000         7,698      .10
IRSA Inversiones y Representaciones SA (GDR)                                         265,500         6,107
Keppel Land Ltd. (Singapore)                                                       5,700,000         8,194      .06
Sponda Oyj (Finland)                                                               1,330,000         4,721      .03
GESCO Corp. Ltd. (India) (1)                                                             295          -         .00

MACHINERY  -  1.03%
Tubos de Acero de Mexico, SA (ADR) (Mexico)                                        2,735,747        45,824      .32
JOT Automation Group Oyj (Finland)                                                 6,162,600        36,459      .26
Yushin Precision Equipment Co., Ltd. (Japan)                                         493,100        35,851      .25
Senior PLC (United Kingdom)                                                        9,100,000         7,327      .05
Miura Co., Ltd. (Japan)                                                              500,000         6,451      .05
Roper Industries, Inc. (USA)                                                         150,000         4,978      .03
LTG Technologies PLC (United Kingdom) (1)                                          3,500,000         4,395      .03
AptarGroup, Inc. (USA)                                                               100,000         2,394      .02
Chen Hsong Holdings Ltd. (Hong Kong -                                              8,038,000         1,237      .01
Incorporated in Bermuda)
THK Co., Ltd. (Japan)                                                                 27,000         1,050      .01

ELECTRICAL EQUIPMENT  -  0.89%
CTS Corp. (USA)                                                                      960,000        48,600      .34
Littelfuse, Inc. (USA) (1)                                                         1,000,000        29,688      .21
Eneserve Corp. (Japan) (1)                                                           364,000        15,002      .11
Kingboard Chemical Holdings Ltd. (Hong Kong) (2)                                  27,720,000        12,089      .09
American Superconductor Corp. (USA) (1)                                              209,900        10,318      .07
Capstone Turbine Corp. (USA) (1)                                                      77,400         5,360      .04
Integrated Production and Test Engineering                                           121,000         2,970      .02
 (Belguim) (1)
Unicap Electronics Industrial Corp. (Taiwan) (1)                                   2,665,670         2,026      .01
Wus Printed Circuit Co., Ltd. (Taiwan) (1)                                               374          -         .00

ENERGY EQUIPMENT & SERVICES  -  0.89%
Rowan Companies, Inc. (USA) (1)                                                      825,200        23,931      .17
Newpark Resources, Inc. (USA) (1)                                                  2,010,000        18,592      .13
Patterson Energy, Inc. (USA) (1)                                                     520,000        17,875      .13
Enerflex Systems Ltd. (Canada)                                                       625,000        13,083      .09
Global Industries, Ltd. (USA) (1)                                                  1,000,000        12,500      .09
Cal Dive International, Inc. (USA) (1)                                               151,100         8,641      .06
UTI Energy Corp. (USA) (1)                                                           165,000         7,363      .05
Horizon Offshore, Inc. (USA) (1)                                                     350,000         6,169      .05
Maverick Tube Corp. (USA) (1)                                                        225,000         6,061      .04
Ensign Resource Service Group Inc. (Canada)                                          170,000         5,937      .04
Lone Star Technologies, Inc. (USA) (1)                                               125,000         5,769      .04

FOOD & DRUG RETAILING  -  0.69%
Sundrug Co., Ltd. (Japan)                                                            550,000        35,403      .25
Performance Food Group Co. (USA) (1)                                                 550,000        20,694      .15
Jean Coutu Group (PJC) Inc., Class A (Canada)                                      1,270,400        16,167      .11
Migros Turk TAS (Turkey)                                                         122,712,075        14,593      .10
Tsuruha Co., Ltd. (Japan)                                                            396,000         8,435      .06
Fyffes PLC (Ireland)                                                               3,943,000         2,681      .02

DIVERSIFIED TELECOMMUNICATION SERVICES  -  0.62%
VersaTel Telecom International NV (Netherlands) (1)                                  772,500        17,803      .12
Intermedia Communications Inc. (USA) (1)                                             437,700        12,912      .09
Focal Communications Corp. (USA) (1)                                                 720,800        11,127      .08
Flashcom, Inc., convertible preferred,                                             1,638,432        10,764      .08
 Series B (USA) (1,3,4)
Flashcom, Inc. warrants (1,3,4)                                                            1       -
CESKE RADIOKOMUNIKACE,  AS (GDR)                                                     208,300         7,811      .06
(Czech Republic) (1)
Enitel ASA (Norway) (1)                                                              279,400         6,312      .05
Enitel ASA, warrants, expire 2004 (1,4)                                               46,250            85
CoreExpress, Inc., Series C, convertible                                             445,128         5,500      .04
preferred (USA) (1,3,4)
Cogent Communications, Inc., Series B,                                             1,098,901         5,000      .03
convertible preferred (USA) (1,3,4)
Highpoint Telecommunications Inc. (Canada) (1)                                     1,322,000         4,393      .03
Global Light Telecommunications Inc. (Canada) (1)                                    600,000         3,090      .02
Uecomm Ltd. (Australia) (1)                                                        2,700,000         2,344      .02

HOUSEHOLD DURABLES  -  0.44%
DFS Furniture Co. PLC (United Kingdom) (2)                                         5,682,700        27,244      .19
Fisher & Paykel Industries Ltd. (New Zealand) (2)                                  7,318,050        21,759      .16
Palm Harbor Homes, Inc. (USA) (1)                                                    648,906         8,922      .06
Plasmon PLC (United Kingdom) (1)                                                     950,000         3,677      .03

AUTO COMPONENTS  -  0.43%
Toyoda Machine Works, Ltd. (Japan)                                                 2,310,000        18,827      .13
Midas, Inc. (USA) (2)                                                              1,050,000        14,700      .11
Exedy Corp. (Japan)                                                                1,395,900        10,343      .07
Koito Manufacturing Co., Ltd. (Japan)                                              1,670,000         7,996      .06
Tower Automotive, Inc. (USA) (1)                                                     805,400         7,551      .05
Ituran Group (Israel) (1)                                                             49,445         1,195      .01

BANKS  -  0.38%
Imperial Bancorp (USA) (1)                                                           839,808        16,061      .11
Yapi ve Kredi Bankasi AS (Turkey)                                              2,173,600,000        15,705      .11
Fulton Financial Corp. (USA)                                                         790,510        15,662      .11
JCG Holdings Ltd. (Hong Kong - Incorporated                                        7,990,000         4,510      .03
 in Bermuda)
City National Corp. (USA)                                                             64,473         2,490      .02

METALS & MINING  -  0.36%
Arch Coal, Inc. (USA) (2)                                                          2,000,000        20,000      .14
Minmet PLC (Ireland) (1,2,3)                                                      23,810,527        11,960      .10
Minmet PLC (1,2)                                                                   5,350,000         2,687
Gabriel Resources Ltd. (Canada) (1,2)                                              4,700,000        10,776      .08
Arcon International Resources PLC (Ireland) (1)                                   11,798,000         1,917      .01
Bema Gold Corp. (Canada) (1,3)                                                     4,400,000         1,790      .01
Bema Gold Corp., warrants, expire 2001 (1,3,4)                                     2,200,000          -
Thistle Mining Inc. (Canada) (1,2)                                                 6,264,308        1,499       .01
Avocet Mining PLC (United Kingdom) (1,2,3)                                         2,750,000           731      .01
Avocet Mining PLC (1,2)                                                            1,100,000           293

FOOD PRODUCTS  -  0.36%
Hain Celestial Group, Inc. (formerly                                                 670,450        23,550      .17
Celestial Seasonings) (USA) (1)
IAWS Group PLC (Ireland)                                                           3,400,000        22,967      .16
PT Indofood Sukses Makmur Tbk (Indonesia) (1)                                     27,321,500         2,660      .02
Grupo Industrial Maseca, SA de CV,                                                   420,000         1,995      .01
Class B (ADR)  (Mexico)

MARINE  -  0.35%
Stolt-Nielsen SA, Class B (ADR) (Multinational)                                    1,040,000        20,020      .14
Odfjell ASA, Class B (Norway)                                                        445,000         6,474      .07
Odfjell ASA, Class A                                                                 214,320         3,189
Great Eastern Shipping Co. Ltd. (India) (2)                                       12,962,250         7,215      .06
Great Eastern Shipping Co. Ltd. (GDR) (2)                                            292,950           784
MIF Ltd. (Greece) (1,2)                                                              682,903         6,172      .04
Knightsbridge Tankers Ltd. (Bermuda)                                                 150,000         3,281      .02
Shipping Corp. of India Ltd. (India)                                               5,391,600         1,926      .01
Mosvold Shipping Ltd (Norway) (1)                                                  1,962,000           936      .01

INTERNET & CATALOG RETAIL  -  0.34%
School Specialty, Inc. (USA) (1,2)                                                 1,130,000        24,083      .17
Senshukai Co., Ltd. (Japan)                                                        1,786,600        11,500      .08
RedEnvelope, Inc., Series E, convertible                                           2,525,124         5,000      .04
preferred (USA) (1,2,3,4)
Webvan Group, Inc. (USA) (1,3)                                                     2,151,900         4,976      .03
Shop At Home, Inc. (USA) (1)                                                         580,000         1,414      .01
Chapters Online Inc. (Canada) (1)                                                    330,000           768      .01
Miadora, Inc., preferred, Series B (USA) (1,2,3,4)                                   602,410            57      .00
Miadora, Inc., preferred, Series C (1,2,3,4)                                         448,431            43

TRANSPORTATION INFRASTRUCTURE  -  0.29%
Grupo Aeroportuario del Sureste, SA de CV,                                         1,270,000        19,288      .14
Class B (ADR) (Mexico) (1)
Zhejiang Expressway Co. Ltd., Class H (China)                                     63,900,000        10,820      .08
International Container Terminal Services,                                        $5,905,000         5,521      .04
Inc., 1.75% convertible debentures 2004 (Philippines)
New World Infrastructure Ltd. (Hong Kong) (1)                                      5,000,000         4,746      .03

AIRLINES  -  0.26%
SkyWest, Inc. (USA)                                                                  625,000        32,032      .23
BRIT AIR Group (France) (2)                                                           81,650         4,614      .03

CONSTRUCTION & ENGINEERING  -  0.26%
Kyowa Exeo Corp. (Japan)                                                           3,150,000        36,118      .26

Other Industries - 1.71%
Mercury Computer Systems, Inc. (USA) (1)                                             913,100        25,395      .18
Intertape Polymer Group Inc. (Canada) (2)                                          1,500,000        20,344      .14
Polaroid Corp. (USA)                                                               1,500,000        20,156      .14
Bajaj Auto Ltd. (India)                                                            2,697,500        19,617      .14
Bajaj Auto Ltd. (GDR)                                                                 75,000           525
MEDION AG (Germany)                                                                  187,200        19,587      .14
United Energy Ltd. (Australia)                                                     9,200,000        16,271      .12
York International Corp. (USA)                                                       650,000        16,169      .11
MSC Industrial Direct Co., Inc., Class A (USA) (1)                                 1,000,000        15,250      .11
Dillard's, Inc., Class A (USA)                                                     1,090,000        11,581      .08
Mahindra & Mahindra Ltd. (GDR) (India)                                             1,795,948         6,735      .07
Mahindra & Mahindra Ltd.                                                             804,052         3,234
Sixt AG (Germany)                                                                    331,136         6,374      .07
Sixt AG, nonvoting preferred                                                         294,768         3,566
REMEC, Inc. (USA) (1)                                                                285,000         8,390      .06
Puerto Rican Cement Co., Inc. (USA)                                                  250,000         7,844      .06
Nadro, SA de CV, B Share (Mexico)                                                 13,262,773         7,724      .05
Australian Gas Light Co. (Australia)                                               1,300,000         7,215      .05
Apasco, SA de CV (Mexico)                                                          1,322,620         7,002      .05
China Merchants Holdings (International) Co.,                                      8,912,000         6,802      .05
 Ltd. (Hong Kong)
C. H. Robinson Worldwide, Inc. (USA)                                                 100,000         5,636      .04
EUROBIKE AG (Germany) (2)                                                            364,000         3,455      .02
PT Indah Kiat Pulp & Paper Corp. Tbk                                              20,707,000         2,775      .02
(Indonesia) (1)
Dickson Concepts (International) Ltd.                                              2,198,459         1,466      .01
(Hong Kong - Incorporated in Bermuda)
Kafus Industries Ltd. (Canada) (1)                                                   473,400            38      .00
Miscellaneous - 4.93%
Other equity securities in intial period                                                           699,090     4.93
 of acquisition
TOTAL EQUITY SECURITIES (cost: $9,646,917,000)                                                  12,981,042    91.61

                                                                                  Principal        Market  Percent
                                                                                     Amount         Value   of Net
SHORT-TERM SECURITIES                                                                  (000)         (000)  Assets
Corporate Short-Term Notes - 6.91%
Asset Securitization Corp. 6.49%-6.70%                                              $76,000       $75,428     .53%
due 10/2-11/16/2000 (3)
BMW US Capital Corp. 6.47%-6.48% due                                                  64,000        63,881      .45
10/3-10/12/2000
Abbey National North America 6.50%-6.53%                                              60,000        59,789      .42
due 10/11/2000-1/16/2001
AB Spintab 6.52%-6.54% due 10/16/2000-1/18/2001                                       55,000        54,409      .38
Halifax Group PLC 6.46%-6.49% due 10/17-11/17/2000                                    53,000        52,660      .37
FCE Bank PLC 6.50%-6.51% due 10/6/2000                                                50,000        49,946      .36
Societe Generale North America Inc.                                                   50,000        49,823      .35
 6.52%-6.53% due 10/16-10/23/2000
Alcatel SA 6.52%-6.53% due 10/20/2000 (3)                                             50,000        49,818      .35
Toyota Motor Credit Corp. 6.47%-6.48%                                                 50,000        49,813      .35
due 10/13-10/26/2000 (3)
Verizon Network Funding Corp. 6.48%-6.49%                                             50,000        49,798      .35
 due 10/17-11/17/2000
Barclays U.S. Funding Corp. 6.48% due 10/23/2000                                      50,000        49,793      .35
DaimlerChrysler NA Holdings 6.49%-6.50%                                               50,000        49,777      .35
due10/24-10/26/2000
TOTAL FINA SA 6.48% due10-25-2000 (3)                                                 50,000        49,775      .35
American Honda Finance Corp. 6.48%-6.50%                                              50,000        49,714      .35
 due 10/27-11/20/2000
KfW International Finance Inc. 6.46%-6.52%                                            50,000        49,640      .35
 due 10/16/2000-1/05/2001
Glaxo Wellcome PLC 6.48% due 11/14/2000 (3)                                           50,000        49,594      .35
Associates First Capital Finance BV 6.48%                                             27,000        26,951      .19
-6.49% due 10/10/2000
Panasonic Finance Inc. 6.51% due 10/2/2000 (3)                                        25,000        24,991      .18
Reseau Ferre de France 6.48% due 10/3/2000                                            25,000        24,986      .18
ANZ (Delaware) Inc. 6.47% due 10/13/2000                                              25,000        24,941      .18
Bank of Montreal 6.47% due 10/20/2000                                                 25,000        24,910      .17

Federal Agency Discount Notes - 2.27%
Fannie Mae 6.38%-6.44% due 10/5/2000-1/22/2001                                       120,000       118,781      .84
Freddie Mac 6.39%-6.415% due 10/17-12/14/2000                                        107,000       106,009      .75
Federal Home Loan Banks 6.37%-6.44%                                                   96,300        95,884      .68
due 10/4-12/27/2000

Non-U.S. Currency - 0.02%
New Taiwanese Dollar                                                              NT$81,535          2,603      .02
TOTAL SHORT-TERM SECURITIES   (cost: $1,303,761,000)                                             1,303,714     9.20
TOTAL INVESTMENT SECURITIES   (cost:$10,950,678,000)                                            14,284,756   100.81
Excess of payables over cash and receivables                                                     (114,055)      .81
NET ASSETS                                                                                     $14,170,701 100.00%

(1) Non-income-producing security.
(2)Represents an affiliated company as
defined under the Investment Company Act of 1940.
(3) Purchased in a private placement transaction;
 resale to the public may require
registration or sale only to qualified
institutional buyers.
(4) Valued under procedures establisehd
by the Board of Directors.

ADR =  American Depositary Receipts
GDR = Global Depositary Receipts


See Notes to Financial Statements

EQUITY SECURITIES APPEARING IN THE PORTFOLIO SINCE MARCH 31, 2000

Accredo Health
Administaff
aeco
AirGate
Allgon
American Superconductor
Annuity and Life Re
Applied Molecular Evolution
ARBOmedia.net
ARC International
Arch Coal
Art'e
Arthur J. Gallagher
ASAT Holdings
Ask Jeeves
Aspect Medical Systems
AudioDev
Aurora Biosciences
Avigen
BE Semiconductor Industries
bmp
Brime Technologies
Broadbase Software
Cal Dive Interntional
Capstone Turbine
Career Education
Celular CRT
Centillium Communications
Chieftain International
China Merchants Holdings
ChipPAC
Claims Direct
Cogent Communications
Coloplast
Commtouch Software
Compugen
ComROAD
Consolidated Stores
Control Delivery Systems
CoreExpress
Corixa
Crestar Energy
Critical Path
Cross Timbers Oil
Crown Media Holdings
Cumulus Media
Cybear Group
diCarta
Dillard's
Dogan Yayin
Dura Pharmaceuticals
E.W. Blanch Holdings
Elior
Embarcadero Technolgies
Enerflex Systems
Eneserve
Ensign Resource Service Group
Envoy Communications Group
EventSource.com
Exar
EXE Technologies
Exelixis
Ferro
Forbes Medi-Tech
Freedomland-ITN
Galileo Technology
Genencor International
Generex Biotechnology
Georgia Gulf
Global Industries
GLOBE TELECOM
GoTo.com
Great Eagle Holdings
Groupe
Grupo Aeroportuario del Sureste
Guillemot
Gulf Indonesia Resources
Gunnebo
Hana Microelectronics
HighWave Optical Technologies
Hilb, Rogal and Hamilton
Horace Mann Educators
Horizon Offshore
HS Resources
IAWS Group
Illumina
IM Internationalmedia
Impresa
Integrated Production and Test Engineering
InterMune Pharmaceuticals
Internet Pictures
Interwoven
Invitrogen
iTouch
JEOL
Keithley Instruments
Keppel Land
Keppel Telecommunications & Transportation
Key3Media Group
Kyowa Exeo
LifeMinders
Lone Star Technologies
LookSmart
LTG Technologies
Matrix Pharmaceutical
Maverick Tube
MCK Communications
MeetChina.com
Microelectronics Technology
MKC-STAT
MMC
Modalis Research Technologies
Mondo TV
Music Choice Europe
NEC Soft
Nelvana
NeoRx
Netgem
NetIQ
Neurobiological Technologies
New Focus
New World Infrastructure
NexMed
Numerical Technologies
O2Micro International
Orbiscom
Pan Jit International
Parthus Technologies
patsystems
Patterson Energy
Payless ShoeSource
PCA
Phoenix Satellite Television Holdings
Plasmon
Pogo Producing
Polaroid
POOLia
Power X
Proffice
Proxim
QuickLogic
RADVision
RADWARE
RedEnvelope
RenaissanceRe Holdings
RG Capital Radio
Robert Walters
Robotic Technology Systems
RPM
RTX Telecom
SA Jet Multimedia
Sanctuary Group
SAVVIS Communications
Scandinavia Online
SNT Group
SPARTECH
Sportsworld Media Group
Sunrise Telecom
SuSE Linux
Take-Two Interacitve Software
Tele Norte Celular Participacoes
Tetra Tech
Think Tools
Thistle Mining
Tioga Technoglies
Topdanmark
Toys "R" Us - Japan
Triarc
Tumblewood Communications
TV-Loonland
Uecomm
United Energy
UTI Energy
VCL Film + Medien
Versicor
Vimpel-Communications
VIVA Media
Vxtel
W.R.Berkley
webMethods
Woodland
Yamaichi Electronics
Zenith National Insurance
Zenrin
Ziff-Davis - ZDNet

EQUITY SECURITIES ELIMINATED FROM THE PORTFOLIO SINCE MARCH 31, 2000

Accrue Software
Acer Laboratories
Advanced Systems Automation
Aeroflex
Aether Systems
AHL Services
Alamosa PCS Holdingd
Alaska Air Group
Alloy Online
American National Can Group
AmSurg
Antena 3 de Television
Anzoil
APCOA Parking
Applied Materials
Applied Micro Circuits
Applied Optical Technologies
Apropos Technology
Artnet.com
Ashanti Goldfields
Atlantic Coast Airlines Holdings
ATMI
Banco de Galicia y Buenos Aires
Banco Rio de la Plata
Benor Tankers
BERU
Biodata Information Technology
BioMarin Pharmaceutical
Bombay
Boyds Collection
BPP Holdings
Brau und Brunnen
BreezeCOM
Bright Horizons Family Solutions
Bush Boake Allen
CacheFlow
Casella Waste Systems
Catena
CDL Hotels International
Centrais Eletricas de Santa Catarina
Cia.de Eletricidade do Estado do Rio de Janeiro
Classic Communications
Communication Network Interface
Computer Engineering & Consulting
Conexant Systems
Connecta
Crayfish
CuraGen
Cyber Com Consulting Group Scandinavia
Cymer
Data Communication System
DII Group
Diligentia
Disco
DuPont Photomasks
e4L
eBenX
eCollege.com
edel music
Efficient Networks
Effnet Group
Eimo Oyj
Elbit
Elcor
Elec & Eltek International
Emisphere Technologies
ENDEMOL Entertainment Holding
Espirito Santo Centrais Eletricas
eXchange Holdings
Extreme Networks
Filmes Lusomundo
Finisar
4M Technologies Holding
Framtidsfabriken
Frontline
Fuji Electronics
Futuris
Geest
GigaMedia
Global Tele-Systems
GP Strategies
Great Plains Software
Guinness Anchor
Haverty Furniture
HearMe.com
hi/fn
Honda Tsushin Kogyo
Hornbach Holding
Hutchison Telecommunications
IBA Technologies
Icon Medialiab International
InaCom
Industrial Credit and Investment
Inet Technologies
Integral Systems
interWAVE Communications International
iVillage
IXLA
JIT Holdings
Kaiser Aluminum
KCI Konecranes
Kiekert
Komatsu Electronic Metals
KorAm Bank
Kroll-O'Gara
Lands' End
Li & Fung
LibertyOne
Lindsey Morden Group
Livin' on the Edge
Macromedia
Mandamus
MarketWatch.com
MedQuist
National Computer Systems
NCO Group
Nocom
Norsk Lotteridrift
Northrock Resources
O'Reilly Automotive
P-Com
Paltek
Paramount Publishing Group
Park-Ohio Holdings
PETsMART
Philippine Gold
Photronics
Picvue Electronics
Piercing Pagoda
PILKOR Electronics
Pillar Property
PlanetRx.com
PMC-Sierra
Provident Bankshares
Quantum Effect Devices
Redstone Telecom
Regis
RemarQ Communities
Remedy
RHI
Sausage Software
SciQuest.com
Seminis
Shaw Industries
SIPEX
Solution 6 Holdings
Source Information Management
Spanish Broadcasting System
Stanley Furniture
Stewart Enterprises
Sylvan Learning Systems
Synstar
Talentum Oyj
Teekay Shipping
Thermedics
Thermo Fibertek
Tower Semiconductor
Transkaryotic Therapies
Travel24.com
Triton
Ugland International Holdings
UroCor
Varetis
Veeco Instruments
Ventana Medical Systems
Waterfront Shipping
WestPoint Stevens
Wolford Group
Xpedior
Zuken

SMALLCAP WORLD FUND
FINANCIAL STATEMENTS
STATEMENT OF ASSETS AND LIABILITIES
at September 30, 2000

Assets:
Investment securities at market
 Unaffiliated issuers (cost: $9,022,933)                                $  11,488,416
 Affiliated issuers (cost: $1,927,745)                                      2,796,340   $14,284,756
Cash                                                                                          8,900
Receivables for --
 Sales of investments                                                          68,052
 Sales of fund's shares                                                        18,582
 Dividends and interest                                                         7,737        94,371
                                                                                         14,388,027

Liabilities:
Payables for --
 Purchases of investments                                                     175,205
 Repurchases of fund's shares                                                  29,576
 Management services                                                            7,707
 Other expenses                                                                 4,838       217,326
Net Assets at September 30, 2000                                                        $14,170,701

Total authorized capital stock--800,000,000 shares
Class A shares, $0.01 par value
 Net Assets                                                                             $14,098,083
 Shares outstanding                                                                     350,311,077
 Net asset value per share                                                                   $40.24
Class B shares, $0.01 par value
 Net Assets                                                                                 $72,618
 Shares outstanding                                                                       1,811,847
 Net asset value per share                                                                   $40.08

STATEMENT OF OPERATIONS
for the year ended September 30, 2000

Investment Income:
Income:
 Dividends (includes $13,366 from affiliates)                           $      73,823
 Interest                                                                      70,530   $   144,353

Expenses:
 Management services fee                                                       87,004
 Distribution expenses - Class A                                               35,699
 Distribution expenses - Class B                                                  213
 Transfer agent fee - Class A                                                  13,477
 Transfer agent fee - Class B                                                      27
 Reports to shareholders                                                          640
 Registration statement and prospectus                                            656
 Postage, stationery and supplies                                               2,681
 Directors' fees                                                                  166
 Auditing and legal fees                                                          101
 Custodian fee                                                                  3,522
 Taxes other than federal income tax                                              215
 Other expenses                                                                   351       144,752
 Net investment loss                                                                           (399)

Realized Gain and Unrealized Appreciation on Investments:
Net realized gain (including $616,157 net gain from affiliates)                           2,020,774
Net increase in unrealized appreciation on investments:
 Beginning of year                                                          2,008,296
 End of year                                                                3,334,098
  Net unrealized appreciation on investments                                              1,325,802
 Net realized gain and unrealized appreciation on investments                             3,346,576
Net Increase in Net Assets Resulting from Operations                                    $ 3,346,177


STATEMENT OF CHANGES IN NET ASSETS

                                                                          Year Ended
                                                                       September 30,
                                                                                2000          1999
Operations:
Net investment (loss) income                                            $        (399)  $     9,655
Net realized gain on investments                                            2,020,774       157,055
Net unrealized appreciation on investments                                  1,325,802     2,567,219
 Net increase in net assets resulting from operations                       3,346,177     2,733,929

Dividends and Distributions Paid to Shareholders:
Dividends from net investment income:
 Class A                                                                       (4,625)      (28,122)
 Class B                                                                          -             -
Distributions from net realized gain on investments:
 Class A                                                                     (186,549)     (403,091)
 Class B                                                                          -             -
 Total dividends and distributions                                           (191,174)     (431,213)

Capital Share Transactions:
 Proceeds from shares sold                                                  3,963,616     1,309,044
 Proceeds from shares issued in reinvestment of net
  investment income dividends and distributions of
  net realized gain on investments                                            183,491       415,013
 Cost of shares repurchased                                                (2,113,947)   (2,145,795)
 Net increase (decrease) in net assets resulting from                       2,033,160      (421,738)
  capital share transactions

Total Increase in Net Assets                                                5,188,163     1,880,978

Net Assets:
Beginning of year                                                           8,982,538     7,101,560
End of year (including distributions in excess of net
 investment income and undistributed net investment
 income: $(2,999) and $2,359, repsectively)                             $  14,170,701   $ 8,982,538


See Notes to Financial Statements

                        Notes to Financial Statements
                          SMALLCAP World Fund, Inc.

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - SMALLCAP World Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term growth of capital through investments in smaller companies in the U.S. and around the world.

The fund offers Class A and Class B shares. Class A shares are sold with an initial sales charge of up to 5.75%. Class B shares are sold without an initial sales charge but subject to a contingent deferred sales charge paid upon redemption. This charge declines from 5% to zero over a period of six years. Class B shares have higher distribution expenses and transfer agent fees than Class A shares. Class B shares are automatically converted to Class A shares eight years after the date of purchase. Holders of both classes of shares have equal pro rata rights to assets and identical voting, dividend, liquidation and other rights, except that each class bears different distribution and transfer agent expenses, and each class shall have exclusive rights to vote on matters affecting only their class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared in conformity with accounting principles generally accepted in the United States which require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the fund in the preparation of its financial statements:

SECURITY VALUATION - Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the investment adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. Forward currency contracts are valued at the mean of their representative quoted bid and asked prices. Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by the Board of Directors.

NON-U.S. CURRENCY TRANSLATION - Assets and liabilities initially expressed in terms of non-U.S. currencies are translated into U.S. dollars at the prevailing market rates at the end of the reporting period. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for as of the trade date. Realized gains and losses from securities transactions are determined based on specific identified cost. In the event securities are purchased on a delayed delivery or "when-issued" basis, the fund will instruct the custodian to segregate liquid assets sufficient to meet its payment obligations in these transactions. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Market discounts, premiums, and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

FORWARD CURRENCY CONTRACTS - The fund may enter into forward currency contracts, which represent agreements to exchange currencies of different countries at specified future dates at specified rates. The fund enters into these contracts to manage its exposure to fluctuations in foreign exchange rates arising from investments denominated in non-U.S. currencies. The fund's use of forward currency contracts involves market risk in excess of the amount recognized in the statement of assets and liabilities. The contracts are recorded in the statement of assets and liabilities at their net unrealized value. The fund records realized gains or losses at the time the forward contract is closed or offset by a matching contract. The face or contract amount in U.S. dollars reflects the total exposure the fund has in that particular contract. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from possible movements in non-U.S. exchange rates and securities values underlying these instruments. Purchases and sales of forward currency exchange contracts having the same settlement date and broker are offset and presented net in the statement of assets and liabilities.

ALLOCATIONS - Income, expenses (other than class-specific expenses) and realized and unrealized gains and losses are allocated daily between Class A and Class B based on their relative net asset values. Distribution expenses, transfer agent fees and any other class-specific expenses are accrued daily and charged to the applicable share class.

2. NON-U.S. INVESTMENTS

INVESTMENT RISK - Investments in securities of non-U.S. issuers in certain countries involve special investment risks. These risks may include, but are not limited to, investment and repatriation restrictions, revaluation of currencies, adverse political, social, and economic developments, government involvement in the private sector, limited and less reliable investor information, lack of liquidity, certain local tax law considerations, and limited regulation of the securities markets.

TAXATION - Dividend and interest income is recorded net of non-U.S. taxes paid. For the year ended September 30, 2000, such non-U.S. taxes were $6,587,000.

Net realized gain of the fund derived in certain countries is subject to certain non-U.S. taxes. The fund provides for such non-U.S. taxes on investment income, net realized gain and net unrealized gain.

CURRENCY GAINS AND LOSSES - Net realized currency losses on dividends, interest, sales of non-U.S. bonds and notes, forward contracts, and other receivables and payables, on a book basis, were $2,483,000 for the year ended September 30, 2000.

3. FEDERAL INCOME TAXATION

The fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and intends to distribute all of its net taxable income and net capital gains for the fiscal year. As a regulated investment company, the fund is not subject to income taxes if such distributions are made. Required distributions are determined on a tax basis and may differ from net investment income and net realized gains for financial reporting purposes. In addition, the fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund.

As of September 30, 2000, net unrealized appreciation on investments for book and federal income tax purposes aggregated $3,334,078,000; $4,698,694,000 related to appreciated securities and $1,364,616,000 related to depreciated securities. During the year ended September 30, 2000, the fund realized, on a tax basis, a net capital gain of $2,021,612,000 on securities transactions. In addition, the fund has deferred for tax purposes, to fiscal year ending September 30, 2001, the recognition of losses relating to non-U.S. currency transactions totaling $2,345,000 which were realized during the period November 1, 1999 through September 30, 2000.

Net losses related to non-U.S. currency transactions of $655,000 were treated as an adjustment to ordinary income for federal income tax purposes. The cost of portfolio securities for book and federal income tax purposes was $10,950,678,000 at September 30, 2000.

4. FEES AND TRANSACTIONS WITH RELATED PARTIES

INVESTMENT ADVISORY FEE - The fee of $87,004,000 for management services was incurred pursuant to an agreement with Capital Research and Management Company
(CRMC), with which certain officers and Directors of the fund are affiliated. The Board of Directors approved an amended agreement effective December 1, 2000. Additional breakpoints were added for net assets in excess of $17 billion, and annual rates were decreased for assets in excess of $17 billion. The Amended Investment Advisory and Service Agreement provides for monthly fees accrued daily, based on the following rates and net asset levels:

                           NET ASSET LEVEL (IN BILLIONS)

RATE                       IN EXCESS OF               UP TO

0.800%                     $0                         $1

0.700                      1                          2

0.670                      2                          3

0.650                      3                          5

0.635                      5                          8

0.625                      8                          13

0.615                      13                         17

0.605                      17                         21

0.600                      21                         27

0.595                      27


Distribution Expenses American Funds Distributors, Inc. (AFD), the principal underwriter of the fund's shares, received $6,282,000 (after allowances to dealers) as its portion of the sales charges paid by purchasers of the fund's Class A shares during the year ended September 30, 2000. Such sales charges are not an expense of the fund and, hence, are not reflected in the accompanying Statement of Operations.

The fund has adopted plans of distribution under which it may finance activities primarily intended to sell fund shares, provided the categories of expense are approved in advance by the fund's Board of Directors. The plans provide for aggregate annual expense limits of 0.30% of net assets for Class A shares, and 1.00% of net assets for Class B shares.

For Class A shares, approved categories of expense include dealer service fees of up to 0.25% of net assets. Also included are monthly reimbursements to AFD for commissions paid during the prior 15-month period to dealers and wholesalers in respect of certain shares sold without a sales charge. These reimbursements are permitted only to the extent that the fund's overall 0.30% annual expense limit is not exceeded. For the year ended September 30, 2000, aggregate distribution expenses were $35,669,000, or 0.27% of net assets attributable to Class A shares.

For Class B shares, approved categories of expense include fees of 0.75% per annum payable to AFD. AFD sells the rights to receive such payments (as well as any contingent deferred sales charges payable in respect of shares sold during the period) in order to finance the payment of dealer commissions. Also included are service fees of 0.25% per annum. These fees are paid to AFD to compensate AFD for paying service fees to qualified dealers. For the year ended September 30, 2000, aggregate distribution expenses were $213,000, or 1.00% of net assets attributable to Class B shares.

As of September 30, 2000, accrued and unpaid distribution expenses payable to AFD for Class A and Class B shares were $2,488,000 and $56,000, respectively.

TRANSFER AGENT FEE - A fee of $13,504,000 was incurred during the year ended September 30, 2000 pursuant to an agreement with American Funds Service Company
(AFS), the transfer agent for the fund.

DEFERRED DIRECTORS' FEES - Directors who are unaffiliated with CRMC may elect to defer part or all of the fees earned for services as members of the Board. Amounts deferred are not funded and are general unsecured liabilities of the fund. As of September 30, 2000, aggregate deferred amounts and earnings thereon since the deferred compensation plan's adoption (1993), net of any payments to Directors, were $388,000.

AFFILIATED DIRECTORS' AND OFFICERS - CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. Officers of the fund and certain Directors are or may be considered to be affiliated with CRMC, AFS and AFD. No such persons received any remuneration directly from the fund.

5. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $8,677,077,000 and $7,563,569,000, respectively, during the year ended September 30, 2000.

Pursuant to the custodian agreement, the fund receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. During the year ended September 30, 2000, the custodian fee of $3,522,000 includes $215,000 that was paid by these credits rather than in cash.

The fund reclassified $334,000 from undistributed net investment income and $2,146,000 from undistributed net realized gains to additional paid-in capital for the year ended September 30, 2000, as a result of permanent differences between book and tax.

Net assets consisted of the following:

As of September 30, 2000, net assets consisted of the following:
                                                         (dollars in thousands)
Capital paid in on shares of beneficial interest         $               8,850,355
Distributions in excess of net investment income                               (2,
Accumulated net realized gain                                             1,989,24
Net unrealized appreciation                                               3,334,09
Net Assets                                               $             14,170,701


Capital share transactions in the fund were as follows:

Capital share transactions in the fund
 were as follows:
                                                                         Year ended
                                                                 September 30, 2000
                                                                       Amount (000)           Shares
Class A Shares:
  Sold                                                             $      3,888,554       93,925,074
  Reinvestment of dividends and distributions                               183,491        5,078,543
  Repurchased                                                            (2,113,104)     (52,446,774)
   Net (decrease) increase in Class A                                     1,958,942       46,556,843
Class B Shares:
  Sold                                                                       75,062        1,832,770
  Reinvestment of dividends and distributions                                   -                -
  Repurchased                                                                  (843)         (20,923)
   Net increase in Class B                                                   74,219        1,811,847
Total net increase (decrease) in fund                              $      2,033,160       48,368,690



                                                                         Year ended
                                                                  September 30,1999
                                                                       Amount (000)           Shares
Class A Shares:
  Sold                                                             $      1,309,044       50,434,688
  Reinvestment of dividends and distributions                               415,013       17,698,049
  Repurchased                                                            (2,145,795)     (85,119,727)
   Net (decrease) increase in Class A                                      (421,738)     (16,986,990)
Class B Shares:
  Sold                                                                            -                -
  Reinvestment of dividends and distributions                                     -                -
  Repurchased                                                                     -                -
   Net increase in Class B                                                        -                -
Total net increase (decrease) in fund                              $       (421,738)     (16,986,990)



5. TRANSACTIONS WITH AFFILIATES

Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which the fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the fund's transactions in the securities of these issuers during the year ended September 30, 2000 is as follows:


                                                          Beginning
                    Company                                  Shares           Purchases               Sales

Acer Laboratories1                                                -           8,957,000           8,957,000
Alloy Online1                                                     -             930,000             930,000
Alphameric                                                        -           5,262,009                   -
American Classic Voyages                                    600,000             740,000                   -
American Dental Partners1                                   443,000                   -              87,600
American Healthcorp1                                        522,000                   -             522,000
AmSurg1                                                     559,972                   -             559,972
Ando Electric                                               484,000           1,216,000                   -
Anesta1                                                     740,000                   -             363,200
Antena 3 de Television1                                       1,500                   -               1,500
APCOA Parking1                                              120,800               1,888             122,688
Apex1                                                       875,000             300,000           1,175,000
Arch Coal                                                         -           2,000,000                   -
Arthur J. Gallagher                                               -           2,370,400                   -
Aspect Medical Systems                                            -           1,117,000                   -
Atlantic Coast Airlines Holdings1                         1,268,000                   -           1,268,000
Avocet Mining                                             3,850,000                   -                   -
Bally Total Fitness Holding                               1,160,500             200,000                   -
Baltimore Technologies                                    1,910,000          19,851,300                   -
Benor Tankers1                                            1,240,000                   -           1,240,000
Black Box                                                   878,000             405,000              65,000
BRIT AIR Group                                               29,500              52,150                   -
BRL Hardy                                                 7,216,826           1,256,671                   -
Cabre Exploration                                         1,099,000                   -                   -
Cadiz                                                     2,232,000                   -                   -
Cairn Energy                                             11,000,000                   -                   -
Cambrex                                                   1,400,000                   -                   -
Castellum1                                                2,359,200           2,959,200           3,804,114
Cheesecake Factory                                        1,205,500             602,750                   -
Chieftain International                                     860,000             970,000             860,000
CIMA LABS                                                   617,200                   -                   -
Claims Direct                                                     -          12,048,625                   -
Communication Network Interface1                                  -           1,060,000           1,060,000
Computer Engineering & Consulting1                                -           1,145,000           1,145,000
Computer Motion1                                            434,900                   -                   -
Consolidated Products                                     1,562,500             156,250                   -
Cost Plus                                                   630,000             859,000             429,900
DFS Furniture                                             4,852,700             830,000                   -
diCarta                                                           -           1,650,165                   -
Digene1                                                     800,000                   -                   -
Documentum                                                1,095,000             770,000             720,000
Elbit1                                                       50,000           1,082,500           1,132,500
Elec & Eltek International Holdings1                     52,905,000                   -          52,905,000
Enea Data                                                         -          12,381,400           2,360,400
Envoy Communications                                              -             996,000                   -
Etec Systems1                                             1,210,000                   -           1,210,000
EUROBIKE                                                    364,000                   -                   -
E.W. Blanch Holdings                                              -             860,000                   -
Extended Stay America                                     4,000,000           2,190,000                   -
Fidelity National Financial1                                      -           1,700,000                   -
Fisher & Paykel Industries                                6,550,000             768,050                   -
Fuji Electronics1                                                 -             688,000             688,000
Gabriel Resources                                                 -           7,700,000           3,000,000
Genetronics Biomedical                                    1,650,000           1,650,000           1,650,000
GESCO1                                                            -           4,353,300           4,353,005
Giordano International1                                  42,954,000          23,938,000          19,016,000
Great Eastern Shipping                                   14,728,000             325,500           1,798,300
Great Plains Software1                                      700,000             310,000           1,010,000
Hain Celestial Group1                                       530,000                   -             530,000
Highpoint Telecommunications1                             1,322,000                   -                   -
HIT Entertainment1                                        1,053,420           4,213,680           2,000,000
HNC Software                                              1,675,198             436,302             365,500
Hollis-Eden Pharmaceuticals1                                555,556                   -             294,550
IDEXX Laboratories                                          825,000           1,356,300                   -
Imax1                                                     1,558,000                   -             679,000
Independent Insurance Group                              13,940,000                   -                   -
Infoteria                                                         -                 167                   -
Inhale Therapeutic Systems                                1,101,646           1,203,292             101,646
Integra                                                      76,400           2,783,685                   -
International Energy Group                                4,640,000                   -                   -
InternetStudios.com                                               -             950,000                   -
Intertape Polymer Group                                   1,500,000                   -                   -
ITE Group1                                                9,608,800                   -                   -
ITG Group                                                         -           1,408,455                   -
Ivanhoe Energy                                                    -          16,490,400          10,000,000
Jo-Ann Stores                                             1,050,000                   -                   -
Kingboard Chemical Holdings                                       -          27,720,000                   -
Kipling Holding1                                                  -             234,000             156,000
Kokusai Electric1                                         4,675,000              30,000           1,705,000
Lasertec                                                    147,000             178,000                   -
Lions Gate Entertainment                                  1,884,134                   -                   -
Liquidation World1                                          450,000                   -             450,000
Littelfuse1                                               1,000,000                   -                   -
MarketWatch.com1                                                  -             772,500             772,500
Matrix Pharmaceutical                                             -           1,500,000                   -
MCSi                                                              -             777,300                   -
Miadora                                                     602,410             448,431                   -
Michaels Stores                                           1,400,000             494,600                   -
Micrel1                                                   2,422,000           1,047,000           1,475,000
Micronic Laser Systems                                      466,666             735,710                   -
Midas                                                       700,000             350,000                   -
MIF                                                         682,903                   -                   -
Minmet                                                   25,235,027           5,350,000           1,424,500
MMC Networks1                                             1,460,600             599,400           1,625,000
Momentum Business Applications1                             302,000                   -             302,000
Montana Group                                            13,950,000                   -                   -
Morton's Restaurant Group                                   415,000                   -                   -
Muse Prime Software                                               -           1,770,000                   -
NeoPath1                                                  1,121,400                   -           1,121,400
NeoRx                                                             -           1,450,000                   -
Newfield Exploration                                      2,200,000             950,000             400,000
Nice Systems1                                               625,000                   -             395,000
Nissin                                                      250,000             325,000                   -
Nobel Biocare1                                            1,591,900                   -             751,400
AB Novestra                                                       -           1,495,000                   -
Novus Petroleum1                                          9,050,757           3,700,000           4,781,249
Optoma                                                            -           9,750,000                   -
OrthoLogic1                                               1,620,000                   -             459,300
P4 Radio Hele Norge                                         816,000             832,000                   -
Paladin Resources                                        11,270,998                   -                   -
Paramount Resources                                         638,100           2,710,100              98,200
PCA                                                               -             507,000                   -
Petaluma Limited                                            689,950             530,000                   -
Pharmacyclics                                               795,000             135,000                   -
Philippine Gold1                                          4,953,700          59,000,000          63,953,700
Photobition Group                                         4,278,070           2,000,000           1,078,070
Picvue Electronics1                                      17,990,000          20,301,000          38,291,000
Piercing Pagoda1                                            502,500                   -             502,500
PILKOR Electronics1                                               -             700,000             700,000
PMC-Sierra1                                               3,270,000                   -           3,270,000
Power Integrations1                                         833,900           1,022,500           1,194,100
PSD Group                                                   978,000             650,000                   -
QuickLogic                                                        -           1,679,800             244,800
RadiSys1                                                    500,000             620,000             515,000
Ramco Energy1                                             1,297,000                   -                   -
RedEnvelope                                                       -           2,525,124                   -
Sapiens International1                                    1,015,000                   -                   -
SBS Broadcasting                                          1,021,550             595,450             160,000
School Specialty                                            500,000             630,000                   -
Senshukai1                                                1,195,000           1,900,000           1,308,400
Sharper Image                                               775,000                   -                   -
Simeon Wines1                                             3,900,000              32,748           3,229,428
SIPEX1                                                    1,160,000                   -           1,160,000
Sunglass Hut International                                3,200,000                   -                   -
SuSE Linux                                                        -              37,813                   -
Technology Nexus1                                                 -           1,005,000             167,500
Tele Celular Sul Participacoes                            1,284,900       6,260,080,000                   -
Thistle Mining                                                    -           6,264,308                   -
Too1                                                      1,775,000             108,100           1,083,100
Toyo Communication Equipment1                                     -           3,063,000           2,141,000
Trimble Navigation                                        1,450,000              11,500                   -
Ugland International Holdings1                            7,342,000           1,366,500           8,708,500
Unicap Electronics Industrial1                           18,037,505           5,118,655          20,490,490
United Therapeutics1                                              -           1,200,000             420,000
UroCor1                                                     600,000                   -             600,000
Vail Resorts                                              1,571,300             190,000                   -
ViroPharma1                                                 740,000                   -                   -
Vision-Sciences1                                            984,500                   -                   -
VTech Holdings                                           10,500,000           2,403,208                   -
Whitehall Jewellers1                                        510,000             405,000             150,000
Wolford Group1                                              324,000                   -             324,000
Wus Printed Circuit1                                     22,083,750           2,208,374          24,291,750
Yamaichi Electronics                                              -             791,000                   -




                                                             Ending            Realized            Realized
                    Company                                  Shares           Gain/Loss           Gain/Loss
                                                                                   (000)               (000)

Acer Laboratories1                                                -          (7,912,589)             (7,913)
Alloy Online1                                                     -          (9,177,338)             (9,177)
Alphameric                                                5,262,009                   -                   -
American Classic Voyages                                  1,340,000                   -                   -
American Dental Partners1                                   355,400            (863,218)               (863)
American Healthcorp1                                              -          (1,047,666)             (1,048)
AmSurg1                                                           -          (1,054,479)             (1,054)
Ando Electric                                             1,700,000                   -                   -
Anesta1                                                     376,800           3,025,341               3,025
Antena 3 de Television1                                           -          76,891,858              76,892
APCOA Parking1                                                    -           3,240,167               3,240
Apex1                                                             -                   -                   -
Arch Coal                                                 2,000,000                   -                   -
Arthur J. Gallagher                                       2,370,400                   -                   -
Aspect Medical Systems                                    1,117,000                   -                   -
Atlantic Coast Airlines Holdings1                                 -           5,189,912               5,190
Avocet Mining                                             3,850,000                   -                   -
Bally Total Fitness Holding                               1,360,500                   -                   -
Baltimore Technologies                                   21,761,300                   -                   -
Benor Tankers1                                                    -          (3,194,092)             (3,194)
Black Box                                                 1,218,000           1,709,198               1,709
BRIT AIR Group                                               81,650                   -                   -
BRL Hardy                                                 8,473,497                   -                   -
Cabre Exploration                                         1,099,000                   -                   -
Cadiz                                                     2,232,000                   -                   -
Cairn Energy                                             11,000,000                   -                   -
Cambrex                                                   1,400,000                   -                   -
Castellum1                                                1,514,286           2,235,261               2,235
Cheesecake Factory                                        1,808,250                   -                   -
Chieftain International                                     970,000          (1,423,908)             (1,424)
CIMA LABS                                                   617,200                   -                   -
Claims Direct                                            12,048,625                   -                   -
Communication Network Interface1                                  -          (8,966,541)             (8,967)
Computer Engineering & Consulting1                                -         (19,655,667)            (19,656)
Computer Motion1                                            434,900                   -                   -
Consolidated Products                                     1,718,750                   -                   -
Cost Plus                                                 1,059,100           9,808,072               9,808
DFS Furniture                                             5,682,700                   -                   -
diCarta                                                   1,650,165                   -                   -
Digene1                                                     800,000                   -                   -
Documentum                                                1,145,000          36,242,935              36,243
Elbit1                                                            -          (9,306,888)             (9,307)
Elec & Eltek International Holdings1                              -          (1,173,993)             (1,174)
Enea Data                                                10,021,000             701,201                 701
Envoy Communications                                        996,000                   -                   -
Etec Systems1                                                     -          41,004,748              41,005
EUROBIKE                                                    364,000                   -                   -
E.W. Blanch Holdings                                        860,000                   -                   -
Extended Stay America                                     6,190,000                   -                   -
Fidelity National Financial1                              1,700,000                   -                   -
Fisher & Paykel Industries                                7,318,050                   -                   -
Fuji Electronics1                                                 -            (812,236)               (812)
Gabriel Resources                                         4,700,000                   -                   -
Genetronics Biomedical                                    1,650,000                   -                   -
GESCO1                                                          295          (1,601,161)             (1,601)
Giordano International1                                  47,876,000          18,460,603              18,461
Great Eastern Shipping                                   13,255,200                   -                   -
Great Plains Software1                                            -         (17,190,550)            (17,191)
Hain Celestial Group1                                             -                   -                   -
Highpoint Telecommunications1                             1,322,000                   -                   -
HIT Entertainment1                                        3,267,100           8,493,533               8,494
HNC Software                                              1,746,000          24,395,675              24,396
Hollis-Eden Pharmaceuticals1                                261,006          (1,951,505)             (1,952)
IDEXX Laboratories                                        2,181,300                   -                   -
Imax1                                                       879,000           3,688,293               3,688
Independent Insurance Group                              13,940,000                   -                   -
Infoteria                                                       167                   -                   -
Inhale Therapeutic Systems                                2,203,292                   -                   -
Integra                                                   2,860,085                   -                   -
International Energy Group                                4,640,000                   -                   -
InternetStudios.com                                         950,000                   -                   -
Intertape Polymer Group                                   1,500,000                   -                   -
ITE Group1                                                9,608,800                   -                   -
ITG Group                                                 1,408,455                   -                   -
Ivanhoe Energy                                            6,490,400                   -                   -
Jo-Ann Stores                                             1,050,000                   -                   -
Kingboard Chemical Holdings                              27,720,000                   -                   -
Kipling Holding1                                             78,000          (3,314,295)             (3,314)
Kokusai Electric1                                         3,000,000          (7,212,151)             (7,212)
Lasertec                                                    325,000                   -                   -
Lions Gate Entertainment                                  1,884,134                   -                   -
Liquidation World1                                                -          (1,285,956)             (1,286)
Littelfuse1                                               1,000,000                   -                   -
MarketWatch.com1                                                  -         (20,168,656)            (20,169)
Matrix Pharmaceutical                                     1,500,000                   -                   -
MCSi                                                        777,300                   -                   -
Miadora                                                   1,050,841                   -                   -
Michaels Stores                                           1,894,600                   -                   -
Micrel1                                                   1,994,000         111,590,620             111,591
Micronic Laser Systems                                    1,202,376                   -                   -
Midas                                                     1,050,000                   -                   -
MIF                                                         682,903                   -                   -
Minmet                                                   29,160,527             496,153                 496
MMC Networks1                                               435,000          39,680,072              39,680
Momentum Business Applications1                                   -          (1,026,070)             (1,026)
Montana Group                                            13,950,000                   -                   -
Morton's Restaurant Group                                   415,000                   -                   -
Muse Prime Software                                       1,770,000                   -                   -
NeoPath1                                                          -                   -                   -
NeoRx                                                     1,450,000                   -                   -
Newfield Exploration                                      2,750,000           2,384,607               2,385
Nice Systems1                                               230,000          17,218,711              17,219
Nissin                                                      575,000                   -                   -
Nobel Biocare1                                              840,500           5,473,566               5,474
AB Novestra                                               1,495,000                   -                   -
Novus Petroleum1                                          7,969,508            (285,968)               (286)
Optoma                                                    9,750,000                   -                   -
OrthoLogic1                                               1,160,700          (6,170,131)             (6,170)
P4 Radio Hele Norge                                       1,648,000                   -                   -
Paladin Resources                                        11,270,998                   -                   -
Paramount Resources                                       3,250,000            (492,751)               (493)
PCA                                                         507,000                   -                   -
Petaluma Limited                                          1,219,950                   -                   -
Pharmacyclics                                               930,000                   -                   -
Philippine Gold1                                                  -                   -                   -
Photobition Group                                         5,200,000           4,972,182               4,972
Picvue Electronics1                                               -           7,765,831               7,766
Piercing Pagoda1                                                  -           2,294,396               2,294
PILKOR Electronics1                                               -          (5,498,230)             (5,498)
PMC-Sierra1                                                       -         293,676,072             293,676
Power Integrations1                                         662,300           7,925,247               7,925
PSD Group                                                 1,628,000                   -                   -
QuickLogic                                                1,435,000           2,073,558               2,074
RadiSys1                                                    605,000          16,685,341              16,685
Ramco Energy1                                             1,297,000                   -                   -
RedEnvelope                                               2,525,124                   -                   -
Sapiens International1                                    1,015,000                   -                   -
SBS Broadcasting                                          1,457,000           6,285,497               6,285
School Specialty                                          1,130,000                   -                   -
Senshukai1                                                1,786,600         (13,346,328)            (13,346)
Sharper Image                                               775,000                   -                   -
Simeon Wines1                                               703,320             550,084                 550
SIPEX1                                                            -             571,914                 572
Sunglass Hut International                                3,200,000                   -                   -
SuSE Linux                                                   37,813                   -                   -
Technology Nexus1                                           837,500                   -                   -
Tele Celular Sul Participacoes                        6,261,364,900                   -                   -
Thistle Mining                                            6,264,308                   -                   -
Too1                                                        800,000          12,814,212              12,814
Toyo Communication Equipment1                               922,000         (12,907,935)            (12,908)
Trimble Navigation                                        1,461,500                   -                   -
Ugland International Holdings1                                    -          (1,265,525)             (1,265)
Unicap Electronics Industrial1                            2,665,670          (3,232,776)             (3,233)
United Therapeutics1                                        780,000          26,758,096              26,758
UroCor1                                                           -          (5,061,319)             (5,061)
Vail Resorts                                              1,761,300                   -                   -
ViroPharma1                                                 740,000                   -                   -
Vision-Sciences1                                            984,500                   -                   -
VTech Holdings                                           12,903,208                   -                   -
Whitehall Jewellers1                                        765,000          (1,705,336)             (1,705)
Wolford Group1                                                    -         (16,373,374)            (16,373)
Wus Printed Circuit1                                            374           6,532,306               6,532
Yamaichi Electronics                                        791,000                   -                   -

                                                                           $616,156,630            $616,157


                                                           Interest
                                                                and
                                                           Dividend            Dividend                Book
                    Company                                  Income              Income                Cost
                                                               (000)               (000)

Acer Laboratories1                                                -                   -                   -
Alloy Online1                                                     -                   -                   -
Alphameric                                                   74,011                  74          13,598,770
American Classic Voyages                                          -                   -          28,184,465
American Dental Partners1                                         -                   -                   -
American Healthcorp1                                              -                   -                   -
AmSurg1                                                           -                   -                   -
Ando Electric                                                     -                   -          26,283,165
Anesta1                                                           -                   -                   -
Antena 3 de Television1                                           -                   -                   -
APCOA Parking1                                                    -                   -                   -
Apex1                                                             -                   -                   -
Arch Coal                                                   230,000                 230          10,760,684
Arthur J. Gallagher                                       1,213,503               1,214          75,381,051
Aspect Medical Systems                                            -                   -          24,525,352
Atlantic Coast Airlines Holdings1                                 -                   -                   -
Avocet Mining                                                     -                   -           7,138,003
Bally Total Fitness Holding                                       -                   -          28,309,013
Baltimore Technologies                                            -                   -          35,224,784
Benor Tankers1                                                    -                   -                   -
Black Box                                                         -                   -          51,259,743
BRIT AIR Group                                              331,373                 331           3,563,456
BRL Hardy                                                   811,168                 811          32,680,907
Cabre Exploration                                                 -                   -           9,066,834
Cadiz                                                             -                   -          12,954,405
Cairn Energy                                                      -                   -          18,104,854
Cambrex                                                     168,000                 168          24,255,658
Castellum1                                                        -                   -                   -
Cheesecake Factory                                                -                   -          19,303,596
Chieftain International                                           -                   -          18,357,940
CIMA LABS                                                         -                   -           6,200,379
Claims Direct                                                     -                   -          20,450,241
Communication Network Interface1                                  -                   -                   -
Computer Engineering & Consulting1                                -                   -                   -
Computer Motion1                                                  -                   -                   -
Consolidated Products                                             -                   -          16,680,500
Cost Plus                                                         -                   -          20,345,631
DFS Furniture                                             2,090,210               2,090          38,227,997
diCarta                                                           -                   -          10,000,000
Digene1                                                           -                   -                   -
Documentum                                                        -                   -          47,599,078
Elbit1                                                            -                   -                   -
Elec & Eltek International Holdings1                              -                   -                   -
Enea Data                                                    46,757                  47          40,210,780
Envoy Communications                                              -                   -           4,657,719
Etec Systems1                                                     -                   -                   -
EUROBIKE                                                    193,205                 193           8,570,342
E.W. Blanch Holdings                                        158,284                 158          20,034,244
Extended Stay America                                             -                   -          60,465,499
Fidelity National Financial1                                      -                   -                   -
Fisher & Paykel Industries                                1,644,894               1,645          23,979,282
Fuji Electronics1                                                 -                   -                   -
Gabriel Resources                                                 -                   -           7,878,929
Genetronics Biomedical                                            -                   -           4,950,000
GESCO1                                                            -                   -                   -
Giordano International1                                           -                   -                   -
Great Eastern Shipping                                      494,872                 495          14,664,406
Great Plains Software1                                            -                   -                   -
Hain Celestial Group1                                             -                   -                   -
Highpoint Telecommunications1                                     -                   -                   -
HIT Entertainment1                                                -                   -                   -
HNC Software                                                      -                   -          57,955,788
Hollis-Eden Pharmaceuticals1                                      -                   -                   -
IDEXX Laboratories                                                -                   -          41,472,386
Imax1                                                             -                   -                   -
Independent Insurance Group                               1,079,338               1,079          41,613,349
Infoteria                                                         -                   -           6,240,658
Inhale Therapeutic Systems                                        -                   -          33,451,496
Integra                                                           -                   -          38,280,528
International Energy Group                                  369,980                 370          14,145,507
InternetStudios.com                                               -                   -           9,500,000
Intertape Polymer Group                                     135,150                 135          19,996,939
ITE Group1                                                        -                   -                   -
ITG Group                                                         -                   -          13,184,066
Ivanhoe Energy                                                    -                   -          15,465,859
Jo-Ann Stores                                                     -                   -           7,693,740
Kingboard Chemical Holdings                                 320,201                 320          12,567,650
Kipling Holding1                                                  -                   -                   -
Kokusai Electric1                                                 -                   -                   -
Lasertec                                                     52,409                  52           9,343,955
Lions Gate Entertainment                                          -                   -           9,557,214
Liquidation World1                                                -                   -                   -
Littelfuse1                                                       -                   -                   -
MarketWatch.com1                                                  -                   -                   -
Matrix Pharmaceutical                                             -                   -          18,750,000
MCSi                                                              -                   -          22,566,461
Miadora                                                           -                   -           7,000,005
Michaels Stores                                                   -                   -          43,279,481
Micrel1                                                           -                   -                   -
Micronic Laser Systems                                            -                   -          18,662,649
Midas                                                        77,000                  77          20,435,714
MIF                                                               -                   -           9,255,838
Minmet                                                            -                   -           4,880,333
MMC Networks1                                                     -                   -                   -
Momentum Business Applications1                                   -                   -                   -
Montana Group                                               451,985                 452          13,382,921
Morton's Restaurant Group                                         -                   -           4,844,938
Muse Prime Software                                               -                   -          17,558,400
NeoPath1                                                          -                   -                   -
NeoRx                                                             -                   -          18,950,000
Newfield Exploration                                              -                   -          70,982,322
Nice Systems1                                                     -                   -                   -
Nissin                                                      206,601                 207          35,086,705
Nobel Biocare1                                                    -                   -                   -
AB Novestra                                                       -                   -          15,113,340
Novus Petroleum1                                                  -                   -                   -
Optoma                                                            -                   -          16,597,292
OrthoLogic1                                                       -                   -                   -
P4 Radio Hele Norge                                         190,552                 191           7,981,244
Paladin Resources                                                 -                   -           6,946,655
Paramount Resources                                          17,255                  17          31,799,873
PCA                                                               -                   -          15,862,223
Petaluma Limited                                             79,524                  80           3,551,646
Pharmacyclics                                                     -                   -          19,154,094
Philippine Gold1                                                  -                   -                   -
Photobition Group                                            99,780                 100          15,690,434
Picvue Electronics1                                               -                   -                   -
Piercing Pagoda1                                                  -                   -                   -
PILKOR Electronics1                                               -                   -                   -
PMC-Sierra1                                                       -                   -                   -
Power Integrations1                                               -                   -                   -
PSD Group                                                   316,194                 316          15,180,188
QuickLogic                                                        -                   -          34,406,787
RadiSys1                                                          -                   -                   -
Ramco Energy1                                                     -                   -                   -
RedEnvelope                                                       -                   -           4,999,998
Sapiens International1                                            -                   -                   -
SBS Broadcasting                                                  -                   -          41,699,528
School Specialty                                                  -                   -          17,975,242
Senshukai1                                                                            -                   -
Sharper Image                                                     -                   -           8,635,007
Simeon Wines1                                                     -                   -                   -
SIPEX1                                                            -                   -                   -
Sunglass Hut International                                        -                   -          18,476,433
SuSE Linux                                                        -                   -          19,066,094
Technology Nexus1                                                 -                   -                   -
Tele Celular Sul Participacoes                              256,723                 257          39,720,456
Thistle Mining                                                    -                   -          10,687,648
Too1                                                              -                   -                   -
Toyo Communication Equipment1                                     -                   -                   -
Trimble Navigation                                                -                   -          24,217,034
Ugland International Holdings1                                    -                   -                   -
Unicap Electronics Industrial1                                    -                   -                   -
United Therapeutics1                                              -                   -                   -
UroCor1                                                           -                   -                   -
Vail Resorts                                                      -                   -          39,855,961
ViroPharma1                                                       -                   -                   -
Vision-Sciences1                                                  -                   -                   -
VTech Holdings                                            2,212,989               2,213          43,493,203
Whitehall Jewellers1                                              -                   -                   -
Wolford Group1                                                    -                   -                   -
Wus Printed Circuit1                                              -                   -                   -
Yamaichi Electronics                                         43,773                  44          25,334,463

                                                        $13,365,731             $13,366      $1,927,744,077


                                                                                               Market Value
                                                               Book       Ending Market       of Affiliates
                    Company                                    Cost               Value          at 9/30/00
                                                               (000)                                   (000)

Acer Laboratories1                                                -                   -                   -
Alloy Online1                                                     -                   -                   -
Alphameric                                                   13,599          23,244,535              23,245
American Classic Voyages                                     28,184          19,597,500              19,597
American Dental Partners1                                         -                   -                   -
American Healthcorp1                                              -                   -                   -
AmSurg1                                                           -                   -                   -
Ando Electric                                                26,283          26,656,479              26,656
Anesta1                                                           -                   -                   -
Antena 3 de Television1                                           -                   -                   -
APCOA Parking1                                                    -                   -                   -
Apex1                                                             -                   -                   -
Arch Coal                                                    10,761          20,000,000              20,000
Arthur J. Gallagher                                          75,381         140,149,899             140,150
Aspect Medical Systems                                       24,525          13,822,875              13,823
Atlantic Coast Airlines Holdings1                                 -                   -                   -
Avocet Mining                                                 7,138           1,023,838               1,024
Bally Total Fitness Holding                                  28,309          34,012,500              34,012
Baltimore Technologies                                       35,225         226,613,967             226,614
Benor Tankers1                                                    -                   -                   -
Black Box                                                    51,260          56,789,250              56,789
BRIT AIR Group                                                3,563           4,614,205               4,614
BRL Hardy                                                    32,681          34,936,228              34,936
Cabre Exploration                                             9,067          11,320,109              11,320
Cadiz                                                        12,954          22,320,000              22,320
Cairn Energy                                                 18,105          30,877,660              30,878
Cambrex                                                      24,256          51,800,000              51,800
Castellum1                                                        -                   -                   -
Cheesecake Factory                                           19,304          78,206,812              78,207
Chieftain International                                      18,358          20,066,875              20,067
CIMA LABS                                                     6,200          32,132,975              32,133
Claims Direct                                                20,450          48,061,724              48,062
Communication Network Interface1                                  -                   -                   -
Computer Engineering & Consulting1                                -                   -                   -
Computer Motion1                                                  -                   -                   -
Consolidated Products                                        16,681          13,750,000              13,750
Cost Plus                                                    20,346          31,905,388              31,905
DFS Furniture                                                38,228          27,243,790              27,244
diCarta                                                      10,000          10,000,000              10,000
Digene1                                                           -                   -                   -
Documentum                                                   47,599          92,959,687              92,960
Elbit1                                                            -                   -                   -
Elec & Eltek International Holdings1                              -                   -                   -
Enea Data                                                    40,211          57,753,427              57,753
Envoy Communications                                          4,658           5,394,338               5,394
Etec Systems1                                                     -                   -                   -
EUROBIKE                                                      8,570           3,455,179               3,455
E.W. Blanch Holdings                                         20,034          17,845,000              17,845
Extended Stay America                                        60,466          82,017,500              82,018
Fidelity National Financial1                                      -                   -                   -
Fisher & Paykel Industries                                   23,979          21,758,685              21,759
Fuji Electronics1                                                 -                   -                   -
Gabriel Resources                                             7,879          10,775,518              10,776
Genetronics Biomedical                                        4,950           2,521,930               2,522
GESCO1                                                            -                   -                   -
Giordano International1                                           -                   -                   -
Great Eastern Shipping                                       14,664           7,999,011               7,999
Great Plains Software1                                            -                   -                   -
Hain Celestial Group1                                             -                   -                   -
Highpoint Telecommunications1                                     -                   -                   -
HIT Entertainment1                                                -                   -                   -
HNC Software                                                 57,956         142,844,624             142,845
Hollis-Eden Pharmaceuticals1                                      -                   -                   -
IDEXX Laboratories                                           41,472          58,349,775              58,350
Imax1                                                             -                   -                   -
Independent Insurance Group                                  41,613          72,700,194              72,700
Infoteria                                                     6,241           6,240,658               6,241
Inhale Therapeutic Systems                                   33,452         124,210,586             124,210
Integra                                                      38,281          31,315,643              31,316
International Energy Group                                   14,146          15,783,951              15,784
InternetStudios.com                                           9,500           5,652,500               5,652
Intertape Polymer Group                                      19,997          20,343,750              20,344
ITE Group1                                                        -                   -                   -
ITG Group                                                    13,184          11,756,870              11,757
Ivanhoe Energy                                               15,466          29,976,263              29,976
Jo-Ann Stores                                                 7,694           7,185,938               7,186
Kingboard Chemical Holdings                                  12,568          12,089,277              12,089
Kipling Holding1                                                  -                   -                   -
Kokusai Electric1                                                 -                   -                   -
Lasertec                                                      9,344           7,103,825               7,104
Lions Gate Entertainment                                      9,557           4,883,122               4,883
Liquidation World1                                                -                   -                   -
Littelfuse1                                                       -                   -                   -
MarketWatch.com1                                                  -                   -                   -
Matrix Pharmaceutical                                        18,750          23,343,750              23,344
MCSi                                                         22,566          26,136,713              26,137
Miadora                                                       7,000              99,830                 100
Michaels Stores                                              43,280          75,784,000              75,784
Micrel1                                                           -                   -                   -
Micronic Laser Systems                                       18,663          36,458,338              36,458
Midas                                                        20,436          14,700,000              14,700
MIF                                                           9,256           6,171,536               6,172
Minmet                                                        4,880          14,647,800              14,647
MMC Networks1                                                     -                   -                   -
Momentum Business Applications1                                   -                   -                   -
Montana Group                                                13,383          17,897,780              17,898
Morton's Restaurant Group                                     4,845           8,403,750               8,404
Muse Prime Software                                          17,558          17,558,400              17,558
NeoPath1                                                          -                   -                   -
NeoRx                                                        18,950          33,687,500              33,687
Newfield Exploration                                         70,982         128,390,624             128,391
Nice Systems1                                                     -                   -                   -
Nissin                                                       35,087          22,899,880              22,900
Nobel Biocare1                                                    -                   -                   -
AB Novestra                                                  15,113           7,917,445               7,917
Novus Petroleum1                                                  -                   -                   -
Optoma                                                       16,597          14,009,515              14,010
OrthoLogic1                                                       -                   -                   -
P4 Radio Hele Norge                                           7,981           9,081,291               9,081
Paladin Resources                                             6,947           4,745,755               4,746
Paramount Resources                                          31,800          29,912,613              29,913
PCA                                                          15,862          14,556,821              14,557
Petaluma Limited                                              3,552           2,779,656               2,780
Pharmacyclics                                                19,154          46,151,250              46,152
Philippine Gold1                                                  -                   -                   -
Photobition Group                                            15,690          18,341,921              18,342
Picvue Electronics1                                               -                   -                   -
Piercing Pagoda1                                                  -                   -                   -
PILKOR Electronics1                                               -                   -                   -
PMC-Sierra1                                                       -                   -                   -
Power Integrations1                                               -                   -                   -
PSD Group                                                    15,180          28,381,445              28,381
QuickLogic                                                   34,407          23,677,500              23,678
RadiSys1                                                          -                   -                   -
Ramco Energy1                                                     -                   -                   -
RedEnvelope                                                   5,000           4,999,998               5,000
Sapiens International1                                            -                   -                   -
SBS Broadcasting                                             41,700          58,006,812              58,007
School Specialty                                             17,975          24,083,125              24,083
Senshukai1                                                        -                   -                   -
Sharper Image                                                 8,635          13,659,375              13,659
Simeon Wines1                                                     -                   -                   -
SIPEX1                                                            -                   -                   -
Sunglass Hut International                                   18,476          20,900,000              20,900
SuSE Linux                                                   19,066          17,660,086              17,660
Technology Nexus1                                                 -                   -                   -
Tele Celular Sul Participacoes                               39,720          55,560,464              55,560
Thistle Mining                                               10,688           1,498,638               1,499
Too1                                                              -                   -                   -
Toyo Communication Equipment1                                     -                   -                   -
Trimble Navigation                                           24,217          32,701,063              32,701
Ugland International Holdings1                                    -                   -                   -
Unicap Electronics Industrial1                                    -                   -                   -
United Therapeutics1                                              -                   -                   -
UroCor1                                                           -                   -                   -
Vail Resorts                                                 39,856          35,666,325              35,666
ViroPharma1                                                       -                   -                   -
Vision-Sciences1                                                  -                   -                   -
VTech Holdings                                               43,493          32,274,571              32,275
Whitehall Jewellers1                                              -                   -                   -
Wolford Group1                                                    -                   -                   -
Wus Printed Circuit1                                              -                   -                   -
Yamaichi Electronics                                         25,334          19,267,667              19,268

                                                         $1,927,745      $2,796,337,843          $2,796,340

1 Unaffiliated issuer at 9/30/2000

PER-SHARE DATA AND RATIOS (1)
                                                                                                               Net
                                                                        Net asset                    gains/(losses)
                                                                            value,         Net        on securities
                                                                         beginning   investment      (both realized
Year ended                                                                 of year       income     and unrealized)
Class A:
2000                                                                         $29.57    $.00 (2)          $11.29 (2)
1999                                                                          22.14          .03                8.78
1998                                                                          30.72          .07              (6.10)
1997                                                                          26.92          .10                6.17
1996                                                                          26.11          .17                3.32

Class B:
2000                                                                          47.11  (0.12) (2)          (6.91) (2)


                                                                                      Dividends
                                                                       Total from    (from net        Distributions
                                                                        investment   investment       (from capital
Year ended                                                              operations      income)              gains)
Class A:
2000                                                                         $11.29       $(.02)              $(.60)
1999                                                                          8.81         (.09)              (1.29)
1998                                                                         (6.03)        (.05)              (2.50)
1997                                                                          6.27         (.12)              (2.35)
1996                                                                          3.49         (.23)              (2.45)

Class B:
2000                                                                         (7.03)           -                   -



                                                                                     Net asset
                                                                             Total   value, end              Total
Year ended                                                           distributions      of year              return
Class A:
2000                                                                         $(.62)       $40.24              38.42%
1999                                                                         (1.38)        29.57               41.42
1998                                                                         (2.55)        22.14             (20.70)
1997                                                                         (2.47)        30.72               25.41
1996                                                                         (2.68)        26.92               15.21

Class B:
2000                                                                             -         40.08             (14.92)

                                                                                      Ratio of            Ratio of
                                                                       Net assets,     expenses          net income
                                                                       end of year   to average          to average
Year ended                                                           (in millions)   net assets          net assets
Class A:
2000                                                                       $14,098         1.10%                  -
1999                                                                          8,983         1.09                0.12
1998                                                                          7,102         1.06                0.27
1997                                                                          9,256         1.07                0.40
1996                                                                          6,607         1.09                0.68

Class B:
2000                                                                             73    1.84 (3)               - (3)


                                                                         Portfolio
                                                                          turnover
Year ended                                                                    rate
Class A:
2000                                                                     62.71%(4)
1999                                                                          50.06
1998                                                                          44.31
1997                                                                          42.21
1996                                                                          42.88

Class B:
2000                                                                     62.71 (4)


(1) The periods 1996 through 2000 represent fiscal years ended September 30. The period ended
2000 represents, for Class B shares, the 199-day period ended September 30, 2000.
Class B shares
were not offered before March 15, 2000. Total return for class B is based on activity during the period and thus is not representative of a full year. Total returns exclude all sales charges, including contingent deferred sales charges.
(2) Based on average shares outstanding.
(3) Annualized.
(4) Represents portfolio turnover rate
(equivalent for all share classes) for the year ended Septmeber 30, 2000.

Independent Auditors' Report

To the Board of Directors and Shareholders of SMALLCAP World Fund, Inc.:

 We have audited the accompanying statement of assets and liabilities of SMALLCAP World Fund, Inc., including the investment portfolio, as of September 30,2000, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the per-share data and ratios for each of the five years in the period then ended for Class A shares, and the period March 15, 2000 through September 30, 2000, for Class B shares. These financial statements and the per-share data and ratios are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the per-share data and ratios based on our audits.

 We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and per-share data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at September 30, 2000 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

 In our opinion, the financial statements and per-share data and ratios referred to above present fairly, in all material respects, the financial position of SMALLCAP World Fund, Inc. at September 30, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the per-share data and ratios for each of the five years in the period then ended for Class A shares, and the period March 15, 2000 through September 30, 2000, for Class B shares, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Los Angeles, California
October 31, 2000


SMALLCAP World Fund, Inc.
2000 Tax Information (unaudited)

We are required to advise you within 60 days of the fund's fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year.

During the fiscal year ended September 30, 2000, the fund paid a long-term capital gain distribution of $186,549,000. The fund also designated as a capital gain distribution a portion of earnings and profits paid to shareholders in redemption of their shares.

Corporate shareholders may exclude up to 70% of qualifying dividends received during the year. For purposes of computing this exclusion, all of the dividends paid by the fund from net investment income represent qualifying dividends.

Dividends and distributions received by retirement plans such as IRAs, Keogh-type plans and 403(b) plans need not be reported as taxable income. However, many retirement plan trusts may need this information for their annual information reporting.

SINCE THE AMOUNTS ABOVE ARE REPORTED FOR THE FUND'S FISCAL YEAR AND NOT THE CALENDAR YEAR, SHAREHOLDERS SHOULD REFER TO THEIR FORM 1099-DIV OR OTHER TAX INFORMATION WHICH WILL BE MAILED IN JANUARY 2001 TO DETERMINE THE CALENDAR YEAR AMOUNTS TO BE INCLUDED ON THEIR 2000 TAX RETURNS. SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISERS.
                                    PART C
                               OTHER INFORMATION
                           SMALLCAP WORLD FUND, INC.

ITEM 23. EXHIBITS

(a) Articles Supplementary as filed with the State of Maryland on 1/24/01
(b) By-laws, as amended March 15, 2000
(c) Form of Share certificate
(d) Previously filed (see Post-Effective Amendment No. 18 filed 11/30/00)
(e) Form of Amended and Restated Principal Underwriting Agreement
(f) None
(g) Previously filed (see Post-Effective Amendment No. 17 filed 3/10/00)
(h) Form of Administrative Services Agreement
(i) Legal Opinion for Class C and Class F shares
(j) Consent of Independent Auditors
(k) None
(l) None
(m) Form of Plans of Distribution relating to Class C and Class F shares
(n) Form of Amended and Restated Multiple Class Plan
(o) None
(p) Code of Ethics

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

  None

ITEM 25. INDEMNIFICATION

  Registrant is a joint-insured under an Investment Advisor/Mutual Fund Errors and Omissions Policies written by American International Surplus Lines Insurance Company, Chubb Custom Insurance Company and ICI Mutual Insurance Company which insures its officers and directors against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

ITEM 25. INDEMNIFICATION (CONTINUED)

  Subsection (b) of Section 2-418 of the General Corporation Law of Maryland empowers a corporation to indemnify any person who was or is party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the corporation) by reason of the fact that he is or was a director, officer, employee or agent of the corporation or is or was serving at the request of the corporation as a director, officer, employee or agent of another corporation or enterprise, against reasonable expenses (including attorneys' fees), judgments, penalties, fines and amounts paid in settlement actually incurred by him in connection with such action, suit or proceeding unless it is established that: (i) the act or omission of the person was material to the matters giving rise to the proceeding and was committed in bad faith or was the result of active and deliberate dishonesty; (ii) the person actually received an improper personal benefit of money, property or services; or (iii) with respect to any criminal action or proceeding, the person had reasonable cause to believe his act or omission was unlawful.

  Indemnification under subsection (b) of Section 2-418 may not be made by a corporation unless authorized for a specific proceeding after a determination has been made that indemnification is permissible under the circumstances because the party to be indemnified has met the standard of conduct set forth in subsection (b). This determination shall be made (i) by the Board of Directors by a majority vote of a quorum consisting of directors not, at the time, parties to the proceeding, or, if such quorum cannot be obtained, then by a majority vote of a committee of the Board consisting solely of two or more directors not, at the time, parties to such proceeding and who were duly designated to act in the matter by a majority vote of the full Board in which the designated directors who are parties may participate; (ii) by special legal counsel selected by the Board of Directors of a committee of the Board by vote as set forth in subparagraph (i), or, if the requisite quorum of the full Board cannot be obtained therefor and the committee cannot be established, by a majority vote of the full Board in which any director who is a party may participate; or (iii) by the stockholders (except that shares held by any party to the specific proceeding may not be voted). A court of appropriate jurisdiction may also order indemnification if the court determines that a person seeking indemnification is entitled to reimbursement under subsection
(b).

  Section 2-418 further provides that indemnification provided for by Section 2-418 shall not be deemed exclusive of any rights to which the indemnified party may be entitled; that the scope of indemnification extends to directors, officers, employees or agents of a constituent corporation absorbed in a consolidation or merger and persons serving in that capacity at the request of the constituent corporation for another; and empowers the corporation to purchase and maintain insurance on behalf of a director, officer, employee or agent of the corporation against any liability asserted against or incurred by such person in any such capacity or arising out of such person's status as such whether or not the corporation would have the power to indemnify such person against such liabilities under Section 2-418.

  Article VIII (h) of the Articles of Incorporation of the fund provides that "The Corporation shall indemnify (1) its directors and officers, whether serving the Corporation or at its request any other entity, to the full extent required or permitted by the General Laws of the State of Maryland now or hereafter in force, including the advance of expenses under the procedures and to the full extent permitted by law, and (2) its other employees and agents to such extent as shall be authorized by the Board of Directors or the Corporation's By-Laws and be permitted by law. The foregoing rights of indemnification shall not be exclusive of any other rights to which those seeking

ITEM 25. INDEMNIFICATION (CONTINUED)

indemnification may be entitled. The Board of Directors may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such by-laws, resolutions or contracts implementing such provisions or such further indemnification arrangements as may be permitted by law. No amendment of this Charter of the Corporation shall limit or eliminate the right to indemnification provided hereunder with respect to acts or omissions occurring prior to such amendment or repeal. Nothing contained herein shall be construed to authorize the Corporation to indemnify any director or officer of the Corporation against any liability to the Corporation or to any holders of securities of the Corporation to which he is subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. Any indemnification by the Corporation shall be consistent with the requirements of law, including the Investment Company Act of 1940."

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

  None

ITEM 27. PRINCIPAL UNDERWRITERS

  (a) American Funds Distributors, Inc. is also the Principal Underwriter of shares of: AMCAP Fund, Inc., American Balanced Fund, Inc., The American Funds Income Series, The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., Capital Income Builder, Inc., Capital World Bond Fund, Inc., Capital World Growth and Income Fund, Inc., The Cash Management Trust of America, EuroPacific Growth Fund; Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., The Investment Company of America, Intermediate Bond Fund of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., New World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Money Fund of America, U.S. Treasury Money Fund of America and Washington Mutual Investors Fund, Inc.

(B)                 (1)                                                     (2)                    (3)



       NAME AND PRINCIPAL                  POSITIONS AND OFFICES                POSITIONS AND OFFICES

          BUSINESS ADDRESS                   WITH UNDERWRITER                     WITH REGISTRANT



       David L. Abzug                      Vice President                       None

       27304 Park Vista Road

       Agoura Hills, CA 91301



       John A. Agar                        Vice President                       None

       1501 N. University, Suite 227A

       Little Rock, AR 72207



       Robert B. Aprison                   Vice President                       None

       2983 Bryn Wood Drive

       Madison, WI  53711



L      William W. Bagnard                  Vice President                       None



       Steven L. Barnes                    Senior Vice President                None

       5400 Mount Meeker Road

       Suite 1

       Boulder, CO  80301-3508



B      Carl R. Bauer                       Vice President                       None



       Michelle A. Bergeron                Senior Vice President                None

       4160 Gateswalk Drive

       Smyrna, GA 30080



       J. Walter Best, Jr.                 Regional Vice President              None

       9013 Brentmeade Blvd.

       Brentwood, TN 37027



       Joseph T. Blair                     Senior Vice President                None

       148 E. Shore Ave.

       Groton Long Point, CT 06340



       John A. Blanchard                   Vice President                       None

       6421 Aberdeen Road

       Mission Hills, KS  66208



       Ian B. Bodell                       Senior Vice President                None

       P.O. Box 1665

       Brentwood, TN  37024-1665



       Mick L. Brethower                   Senior Vice President                None

       2320 North Austin Avenue

       Georgetown, TX 78626



       Alan Brown                          Vice President                       None

       4129 Laclede Avenue

       St. Louis, MO 63108



B      J. Peter Burns                      Vice President                       None



       Brian C. Casey                      Vice President                       None

       8002 Greentree Road

       Bethesda, MD  20817



       Victor C. Cassato                   Senior Vice President                None

       609 W. Littleton Blvd.,
       Suite 310

       Greenwood Village, CO  80120



       Christopher J. Cassin               Senior Vice President                None

       19 North Grant Street

       Hinsdale, IL  60521



       Denise M. Cassin                    Vice President                       None

       1301 Stoney Creek Drive

       San Ramon, CA  94538



L      Larry P. Clemmensen                 Director                             None



L      Kevin G. Clifford                   Director, President and Co-Chief     None

                                           Executive Officer



       Ruth M. Collier                     Senior Vice President                None

       29 Landsdowne Drive

       Larchmont, NY 10538



S      David Coolbaugh                     Assistant Vice President             None



H      Carlo O. Cordasco                   Assistant Vice President             None



       Thomas E. Cournoyer                 Vice President                       None

       2333 Granada Boulevard

       Coral Gables, FL  33134



       Douglas A. Critchell                Senior Vice President                None

       3521 Rittenhouse Street, N.W.

       Washington, D.C.  20015



L      Carl D. Cutting                     Vice President                       None



       William F. Daugherty                Regional Vice President              None

       1216 Highlander Way

       Mechanicsburg, PA 17055



       Daniel J. Delianedis                Vice President                       None

       8689 Braxton Drive

       Eden Prairie, MN  55347



       Jay DePerno                         Regional Vice President              None

       91 Church Street

       East Aurora, NY 14052



       Michael A. DiLella                  Vice President                       None

       P. O. Box 661

       Ramsey, NJ  07446



       G. Michael Dill                     Senior Vice President                None
       505 E. Main Street

       Jenks, OK  74037



       Kirk D. Dodge                       Senior Vice President                None

       2627 Mission Street

       San Marino, CA  91108



       Peter J. Doran                      Director, Executive Vice             None
                                           President

       100 Merrick Road, Suite 216W

       Rockville Centre, NY 11570



L      Michael J. Downer                   Secretary                            None



       Robert W. Durbin                    Vice President                       None

       74 Sunny Lane

       Tiffin, OH  44883



I      Lloyd G. Edwards                    Senior Vice President                None



       John Fodor                          Senior Vice President                None

       15 Latisquama Road

       Southborough, MA  01772



       Daniel B. Frick                     Regional Vice President              None

       845 Western Avenue

       Glen Ellyn, IL 60137



       Clyde E. Gardner                    Senior Vice President                None

       Route 2, Box 3162

       Osage Beach, MO  65065



B      Evelyn K. Glassford                 Vice President                       None



       Jeffrey J. Greiner                  Vice President                       None

       12210 Taylor Road

       Plain City, OH  43064



L      Paul G. Haaga, Jr.                  Director                             None



B      Mariellen Hamann                    Assistant Vice President             None



       David E. Harper                     Senior Vice President                None

       150 Old Franklin School Road

       Pittstown, NJ 08867



H      Mary Pat Harris                     Assistant Vice President             None



       Ronald R. Hulsey                    Senior Vice President                None

       6744 Avalon

       Dallas, TX  75214



       Robert S. Irish                     Vice President                       None

       1225 Vista Del Mar Drive

       Delray Beach, FL  33483



       Michael J. Johnston                 Director                             None

       630 Fifth Avenue, 36th Floor

       New York, NY  10111



B      Damien M. Jordan                    Senior Vice President                None



       John P. Keating                     Regional Vice President              None

       2285 Eagle Harbor Parkway

       Orange Park, FL 32073



       Dorothy Klock                       Vice President                       None

       515 East 89th Street, Apt. 4G

       New York, NY 10128



H      Diane Koske                         Assistant Vice President



       Andrew R. LeBlanc                   Regional Vice President              None

       78 Eton Road

       Garden City, NY 11530



       Arthur J. Levine                    Senior Vice President                None

       12558 Highlands Place

       Fishers, IN  46038



B      Karl A. Lewis                       Assistant Vice President             None



       T. Blake Liberty                    Vice President                       None

       5506 East Mineral Lane

       Littleton, CO  80122



       Mark J. Lien                        Regional Vice President              None

       5570 Beechwood Terrace

       West Des Moines, IA 50266



L      Lorin E. Liesy                      Vice President                       None



       Louis Linquata                      Regional Vice President              None

       170 South Battin

       Wichita, KS 67218



LW     Robert W. Lovelace                  Director                             None



       Stephen A. Malbasa                  Senior Vice President                None

       13405 Lake Shore Blvd.

       Cleveland, OH  44110



       Steven M. Markel                    Senior Vice President                None

       5241 South Race Street

       Littleton, CO  80121



L      J. Clifton Massar                   Director, Senior Vice President      None



L      E. Lee McClennahan                  Senior Vice President                None



       James R. McCrary                    Regional Vice President              None

       963 1st Street, #1

       Hermosa Beach, CA 90254



S      John V. McLaughlin                  Senior Vice President                None



       Terry W. McNabb                     Vice President                       None

       2002 Barrett Station Road

       St. Louis, MO  63131



       William E. Noe                      Vice President                       None

       304 River Oaks Road

       Brentwood, TN  37027



       Peter A. Nyhus                      Vice President                       None

       3084 Wilds Ridge Court

       Prior Lake, MN  55372



       Eric P. Olson                       Vice President                       None

       62 Park Drive

       Glenview, IL  60025



       Jeffrey Olson                       Regional Vice President              None

       930 S. Cowley Street, #305

       Spokane, WA 99202



       Gary A. Peace                       Regional Vice President              None

       291 Kaanapali Drive

       Napa, CA 94558



       Samuel W. Perry                     Regional Vice President              None

       4730 East Indian School Road

       Suite 120

       Phoenix, AZ 85018



       David Petzke                        Regional Vice President              None

       4016 Saint Lucia Street

       Boulder, CO 80301



       Fredric Phillips                    Senior Vice President                None

       175 Highland Avenue, 4th Floor

       Needham, MA  02494



B      Candance D. Pilgrim                 Assistant Vice President             None



       Carl S. Platou                      Vice President                       None

       7455 80th Place, S.E.

       Mercer Island, WA  98040



L      John O. Post                        Senior Vice President                None



S      Richard P. Prior                    Vice President                       None



       Steven J. Reitman                   Senior Vice President                None

       212 The Lane

       Hinsdale, IL  60521



       Brian A. Roberts                    Vice President                       None

       P.O. Box 388

       Glenville, NC  28736



       George S. Ross                      Senior Vice President                None

       P.O. Box 376

       Southport, ME 04576



L      Julie D. Roth                       Vice President                       None



L      James F. Rothenberg                 Director                             None



       Douglas F. Rowe                     Vice President                       None

       414 Logan Ranch Road

       Georgetown, TX  78628



       Christopher S. Rowey                Vice President                       None

       10538 Cheviot Drive

       Los Angeles, CA  90064



       Dean B. Rydquist                    Senior Vice President                None

       1080 Bay Pointe Crossing

       Alpharetta, GA  30005



       Richard R. Samson                   Senior Vice President                None

       4604 Glencoe Avenue, #4

       Marina del Rey, CA  90292



       Joseph D. Scarpitti                 Vice President                       None

       31465 St. Andrews

       Westlake, OH  44145



L      R. Michael Shanahan                 Director                             None



       Brad W. Short                       Regional Vice President              None

       1601 Seal Way

       Seal Beach, CA 90740



       David W. Short                      Chairman of the Board and            None

       1000 RIDC Plaza, Suite 212          Co-Chief Executive Officer

       Pittsburgh, PA 15238



       William P. Simon                    Senior Vice President                None

       912 Castlehill Lane

       Devon, PA 19333



       Rodney G. Smith                     Senior Vice President                None

       100 N. Central Expressway

       Suite 1214

       Richardson, TX  75080



S      Sherrie L. Snyder-Senft             Assistant Vice President             None



       Anthony L. Soave                    Regional Vice President              None

       8831 Morning Mist Drive

       Clarkston, MI 48348



L      Therese L. Souiller                 Assistant Vice President             None



       Nicholas D. Spadaccini              Vice President                       None

       855 Markley Woods Way

       Cincinnati, OH  45230



L      Kristen J. Spazafumo                Assistant Vice President             None



       Daniel S. Spradling                 Senior Vice President                None

       181 Second Avenue

       Suite 228

       San Mateo, CA  94401



LW     Eric H. Stern                       Director                             None



B      Max D. Stites                       Vice President                       None



       Thomas A. Stout                     Vice President                       None

       1004 Ditchley Road

       Virginia Beach, VA 23451



       Craig R. Strauser                   Vice President                       None

       3 Dover Way

       Lake Oswego, OR  97034



       Francis N. Strazzeri                Senior Vice President                None

       3021 Kensington Trace

       Tarpon Springs, FL 34689



L      Drew W. Taylor                      Vice President                       None



       Gary J. Thoma                       Regional Vice President              None

       604 Thelosen Drive

       Kimberly, WI 54136



L      James P. Toomey                     Vice President                       None



I      Christopher E. Trede                Vice President                       None



       George F. Truesdail                 Senior Vice President                None

       400 Abbotsford Court

       Charlotte, NC  28270



       Scott W. Ursin-Smith                Vice President                       None

       60 Reedland Woods Way

       Tiburon, CA  94920



       J. David Viale                      Regional Vice President              None

       204 Fernleaf Drive

       Corona del Mar, CA 92625



       Thomas E. Warren                    Vice President                       None

       119 Faubel Street

       Sarasota, FL  34242



L      J. Kelly Webb                       Senior Vice President,               None

                                           Treasurer and Controller



       Gregory J. Weimer                   Vice President                       None

       206 Hardwood Drive

       Venetia, PA  15367



B      Timothy W. Weiss                    Director                             None



       George J. Wenzel                    Regional Vice President              None

       251 Barden Road

       Bloomfield, MI 48304



H      J. D. Wiedmaier                     Assistant Vice President             None

SF     N. Dexter Williams                  Senior Vice President                None



       Timothy J. Wilson                   Vice President                       None

       113 Farmview Place

       Venetia, PA  15367



B      Laura L. Wimberly                   Vice President                       None



H      Marshall D. Wingo                   Director, Senior Vice President      None



L      Robert L. Winston                   Director, Senior Vice President      None



       William R. Yost                     Senior Vice President                None

       9320 Overlook Trail

       Eden Prairie, MN  55347



       Janet M. Young                      Regional Vice President              None

       1616 Vermont

       Houston, TX  77006



       Jonathan A. Young                   Regional Vice President              None

       329 Downing Drive

       Chesapeake, VA 23322



       Scott D. Zambon                     Regional Vice President              None

       2887 Player Lane

       Tustin Ranch, CA  92782


__________

L Business Address, 333 South Hope Street, Los Angeles, CA  90071
LW Business Address, 11100 Santa Monica Boulevard, 15th Floor, Los Angeles, CA 90025
B Business Address, 135 South State College Boulevard, Brea, CA  92821
S Business Address, 3500 Wiseman Boulevard, San Antonio, TX  78251
SF Business Address, One Market, Steuart Tower, Suite 1800, San Francisco, CA 94105-1016
H Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
I Business Address, 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240

 (c) None

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

 Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and held in the offices of its investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, California 90071, and/or 135 South State College Boulevard, Brea, California 92821.

 Registrant's records covering shareholder accounts are maintained and kept by its transfer agent, American Funds Service Company, 135 South State College Boulevard, Brea, California 92821, 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240, 3500 Wiseman Boulevard, San Antonio, Texas 78251 and 5300 Robin Hood Road, Norfolk, VA 23513.

 Registrant's records covering portfolio transactions are maintained and kept by its custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02101.

ITEM 29. MANAGEMENT SERVICES

 None

ITEM 30. UNDERTAKINGS

 n/a


                            SIGNATURE OF REGISTRANT

 Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles, and State of California, on the 12/th/ day of March, 2001.
       SMALLCAP World Fund, Inc.
   By: /s/ Gregory W. Wendt
         Gregory W. Wendt, President
 Pursuant to the requirements of the Securities Act of 1933, this amendment to Registration Statement has been signed below on March 12, 2001, by the following persons in the capacities indicated.

         SIGNATURE                               TITLE

(1)      Principal Executive Officer:
         /s/ Gordon Crawford                     Chairman of the Board
         Gordon Grawford
(2)      Principal Financial Officer and
         Principal Accounting Officer:
         /s/ David A. Pritchett                  Treasurer
         David A. Pritchett
(3)      Directors:
         Joseph C. Berenato*                     Director
         Richard G. Capen, Jr.*                  Director
         H. Frederick Christie*                  Director
         /s/ Gordon Crawford                     Chairman of the Board
         Gordon Crawford
         Alan Greenway*                          Director
         E. Graham Holloway*                     Director
         Leonade D. Jones                        Director
         William H. Kling*                       Director
         Norman R. Weldon*                       Director
         /s/ Gregory W. Wendt                    President and Director
         Gregory W. Wendt
         Patricia K. Woolf*                      Director

*By  /s/ Chad L. Norton
 Chad L. Norton
 (Attorney-in-Fact)

 Counsel represents that this amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of rule 485(b).

       /s/ Kristine M. Nishiyama
       Kristine M. Nishiyama